                                                             1933 Act File No. 33-37525
                                                             1940 Act File No. 811-6201

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  -----

    Pre-Effective Amendment No.         ....................
                                --------                          -----

    Post-Effective Amendment No.   20   ....................        X
                                 -------                          -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.   20  ....................................        X
                  ------                                          -----

                          THE WACHOVIA MUNICIPAL FUNDS

                  (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) X_ on January 31, 2001 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
(a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Copies to:

Donald W. Smith, Esquire                  Alan C. Porter, Esquire
Kirkpatrick & Lockhart LLP            Piper & Marbury L.L.P.
1800 Massachusetts Avenue, N.W.           1200 Nineteenth Street, N.W.
Washington, D.C. 20036-1800               Washington, D.C. 20036-2430

THE WACHOVIA FUNDS &
THE WACHOVA MUNICIPAL FUNDS

CLASS A SHARES
All Portfolios

CLASS B SHARES AND CLASS C SHARES

Equity Fund
Quantitative Equity Fund
Growth and Income Fund
Equity Index Fund
Special Values Fund
Emerging Markets Fund
Personal Equity Fund
Balanced Fund
Blue Chip Value Fund
New Horizons Fund
International Equity Fund
Fixed Income Fund
Intermediate Fixed Income Fund
Short-Term Fixed Income Fund

Prospectus
January 31, 2001

[Logo of Wachovia]

www.wachoviafunds.com

PROSPECTUS

The Wachovia Funds


CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES


Wachovia Equity Fund
Wachovia Quantitative Equity Fund


Wachovia Growth and Income Fund
Wachovia Equity Index Fund
Wachovia Special Values Fund
Wachovia Emerging Market Fund
Wachovia Personal Equity Fund

Wachovia Balanced Fund
Wachovia Blue Chip Value Fund
Wachovia New Horizons Fund
Wachovia International Equity Fund
Wachovia Fixed Income Fund


Wachovia Intermediate Fixed Income Fund
Wachovia Short-Term Fixed Income Fund

The Wachovia Municipal Funds

CLASS A SHARES

Wachovia Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	19
What are the Funds' Main Investments and Investment Techniques?	25
What are the Risks of Investing in the Fund?	27
What do Shares Cost?	29
How are the Funds Sold?	30
How to Purchase Shares	31
How to Exchange Shares	31
How to Redeem Shares	32
Account and Share Information	33
Who Manages the Funds?	33
Financial Information	37
JANUARY 31, 2001


Fund Goals, Strategies,
Performance and Risk

EQUITY FUNDS

WACHOVIA EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal and income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends to select stocks that it perceives to be undervalued with prospects for improving fundamentals.


Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.97% (quarter ended December 31, 1998). Its lowest quarterly return was (11.86%) (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A		Class B		S&P 500
1 Year	(10.48%	)	(10.26%	)	(9.13%	)
5 Years	15.55%		N/A		18.33%
Start of Performance[1]	15.03%		17.60%		17.67%

1 The Fund's Class A Shares and Class B Shares start of performance dates were May 7, 1993 and July 23, 1996, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA QUANTITATIVE EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide growth of principal and income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. Stocks are selected using a quantitative computer valuation model provided by the Fund's sub-adviser. The model combines multiple factors believed to have predictive power in determining future stock price performance.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 23.16% (quarter ended December 31, 1998). Its lowest quarterly return was (10.56%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A		Class B		S&P 500
1 Year	(8.15%	)	(7.81%	)	(9.13%	)
5 Years	16.55%		N/A		18.33%
Startof Performance [1]	17.07%		18.53%		19.04%

1 The Fund's Class A Shares and Class B Shares start of performance dates were March 25, 1994 and July 23, 1996, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA GROWTH & INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide total return through growth of capital and current income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends to select stocks that it perceives to have the potential for growth of capital and/or income.


Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.14% (quarter ended December 31, 1998). Its lowest quarterly return was (11.73%) (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A		S&P 500
1 Year	(15.74%	)	(9.13%	)
5 Years	16.16%		18.33%
Start of Performance[1]	14.55%		17.26%

1 The Fund's Class A Shares start of performance date was January 29, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA EQUITY INDEX FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide a total return that approximates that of the stock market as measured by the S&P 500 Index (S&P 500).

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the S&P 500. The Fund normally aims to invest in all the stocks in the S&P 500 and closely match the performance of the S&P 500. The Fund is managed using a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the stocks in the S&P 500. Under normal circumstances, at least 95% of the value of the Fund's holdings will be invested in stocks in the S&P 500 and S&P 500 futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.17% (quarter ended December 31, 1998). Its lowest quarterly return was (7.85%) (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A		S&P 500
1 Year	(14.73%	)	(9.13%	)
5 Years	16.18%		18.33%
Start of Performance[1]	16.04%		17.67%

1 The Fund's Class A Shares start of performance date was May 7, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA SPECIAL VALUES FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1.5 billion or less. The Fund may invest up to 20% of total assets in foreign securities.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 16.56% (quarter ended June 30, 1999). Its lowest quarterly return was (18.00%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the Russell 2000 Small Stock Index (RUS2), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A	Class B	RUS2
1 Year	8.54%	9.28%	(3.02%	)
5 Years	14.99%	N/A	10.31%
Start of Performance[1]	13.79%	13.71%	11.87%

1 The Fund's Class A Shares and Class B Shares start of performance dates were May 7, 1993 and March 26, 1999, respectively.

Past performance does not necessarily predict future performance. This Information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA EMERGING MARKETS FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce long-term capital appreciation.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of securities of issuers located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The investment adviser uses a value-oriented approach and selects companies in countries where political and economic factors, including currency movements, are likely to produce above average capital appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in securities of issuers located in emerging market countries. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other types of securities, including debt securities.

Total Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 32.37% (quarter ended December 31, 1998). Its lowest quarterly return was (26.63%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the International Finance Corporation Investable Index (Total Return Series) (IFCI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A		IFCI
1 Year	(29.88%	)	(31.76%	)
5 Years	(1.57%	)	(3.67%	)
Start of Performance[1]	(0.04%	)	(4.54%	)

1 The Fund's Class A Shares start of performance date was December 23, 1994.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA PERSONAL EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks growth of principal and income, while minimizing the impact of taxes on shareholder returns.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its goal by investing in a portfolio of common stocks of companies traded in an established market. The Fund's investment adviser indentifies the most attractive securities based on a disciplined analysis of investment criteria that considers both growth and value opportunities. The Fund is managed with a long-term time horizon, and is anticipated to have a lower turnover ratio than a typical equity mutual fund. With the goal of maximizing after-tax returns, the Fund's investment adviser will seek to minimize realized capital gains in general, and short-term capital gains in particular. For example, it will generally buy securities that it intends to hold over the long term, and avoid short-term trading. In deciding which securities to sell, the Fund's investment adviser will consider their capital gain or loss situation, and may attempt to off-set capital gains by selling securities that have gone down in value or that have the highest cost basis. Also, the Fund's investment adviser gene rally will consider selling any security that has not met its expectations for growth, in which case the capital gain generally would be relatively small. Successful application of this strategy will result in shareholders incurring capital gains when they ultimately sell their Fund shares.

Total Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]

The bar chart shows the Fund's Class A Shares total return on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was (2.59%) (quarter ended March 31, 2000). Its lowest quarterly return was (12.82%) (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A		S&P 500
1 Year	(16.70%	)	(9.13%	)
Start of Performance[1]	(3.99%	)	0.73%

1 The Fund's Class A Shares start of performance date was July 30, 1999.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA BALANCED FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce long-term growth of principal and current income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 12.86% (quarter ended December 31, 1998). Its lowest quarterly return was (5.76%) (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBABI), each a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A		Class B		S&P 500		LBABI
1 Year	(4.25%	)	(3.79%	)	(9.13%	)	11.63%
5 Years	11.80%		N/A		18.33%		6.46%
Start of Performance [1]	11.82%		13.42%		17.67%		6.73%

1 The Fund's Class A Shares and Class B Shares start of performance dates were May 7, 1993 and July 23, 1996, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



WACHOVIA BLUE CHIP VALUE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal and income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in blue chip stocks with market capitalization of at least $1 billion. The Fund invests primarily in sectors typically considered value-oriented, and it primarily holds stocks viewed as value-oriented investments. However the adviser believes that to value any company appropriately, you must also assess its prospects for future growth. Therefore, it seeks securities based on a number of factors, incorporating both growth and value measures. The investment adviser seeks to invest in blue chip U.S. companies in traditional sectors of the U.S. economy that are adopting new economy tools, such as technology, to enhance their business. This selection process identifies stocks the adviser perceives to be undervalued and/or have unrecognized growth potential.

PERFORMANCE

The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

WACHOVIA NEW HORIZONS FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce capital appreciation.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks with market capitalization of at least $1 billion. The Fund's investment adviser begins with an assessment of major industry trends, in place or beginning, that are likely to influence the future growth and profitability of new economy companies. Given these trends, a detailed analysis of individual companies seeks to identify the potential beneficiaries. This analysis includes an assessment of each company's ability to generate current and prospective cash flow. Our goal is to build a portfolio of companies likely to deliver strong future cash flow that is not yet fully valued by the market.

PERFORMANCE

The Fund is a new fund that is just commencing operations, and therefore, has no performance history.



WACHOVIA INTERNATIONAL EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce capital appreciation.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund invests primarily in securities of large capitalization foreign companies. The Fund invests at least 80% of its assets in the equity securities of large capitalization foreign companies, including multinational companies. The Fund invests in American Depositary Receipts (ADRs) and may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies. In choosing investments, Simms Capital Management, Inc. (Sub-Adviser) analyzes factors such as the issuer's financial condition, stock price, earnings growth, sector growth and exposure to economic conditions outside the issuer's home base and the United States.

The Fund will invest in the securities of large capitalization companies, that is, securities of companies whose market capitalization is greater than $1 billion at the time of purchase. The Sub-Adviser seeks growth at a reasonable price. That is, the Sub-Adviser looks for stocks that it believes will increase in value over time, based upon its analysis of a company's growth prospects. The Sub-Adviser seeks to invest in companies with relatively high return on equity and high earnings growth rates, not companies or industries that have predominantly cyclical characteristics. In choosing investments, the Sub-Adviser analyzes the following factors:

  The present value of a company's future cash flows using a proprietary Dividend Discount Model. This model computes the present value of the estimated future dividends of a company utilizing an assumed interest rate;
  The stock's price relative to similar companies and the market;
  The company's financial condition and cash flow;
  The growth of the company's earnings;
  Demand and supply for a company's shares, including insider transactions;
  Industry momentum, that is, the rate at which the company's sector is growing;
  The stock's liquidity;
  The company's exposure to economic conditions outside the U.S.;
  For foreign securities, diversification by country as compared with the country weighting of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index; and
  For foreign securities, a company's economic exposure to countries outside its home base, including the U.S.

Under normal market conditions, the Sub-Adviser expects to invest at least 80% of the Fund's total assets in ADRs of foreign companies or directly in non-U.S. dollar-denominated equity securities of foreign companies. The Sub-Adviser expects to invest no more than 20% of the Fund's total assets in convertible or preferred securities, debt securities or money market instruments, if at all. The Sub-Adviser uses a bottom-up approach in selecting stocks.

PERFORMANCE

The Fund is a new fund that is just commencing operations, and therefore, has no performance history.


INCOME FUNDS

WACHOVIA FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks a high level of total return.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

As a secondary investment objective, the Fund attempts to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains (both realized and unrealized). The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund invests in corporate bonds, asset- and mortgage-backed securities and U.S. government securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.97% (quarter ended June 30, 1995). Its lowest quarterly return was (3.12%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A	Class B	LBABI
1 Year	5.87%	4.99%	11.63%
5 Years	4.63%	N/A	6.46%
Start of Performance [1]	5.16%	5.64%	6.73%

1 The Fund's Class A Shares and Class B Shares start of performance dates were May 7, 1993 and July 23, 1996, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA INTERMEDIATE FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks current income consistent with preservation of capital.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues it investment objective by investing primarily in a portfolio of fixed income securities, that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and uses fundamental macroeconomic, credit and market analysis to select portfolio securities. Normally, the Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities with stated maturities or estimated average lives of 10 years or less.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.25% (quarter ended June 30, 1995). Its lowest quarterly return was (3.26%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Intermediate Index (LBGCII), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged.

Calendar Period	Class A	LBGCII
1 Year	4.49%	10.12%
5 Years	4.34%	6.11%
Start of Performance[1]	4.84%	7.16%

1 The Fund's Class A Shares start of performance date was January 29, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA SHORT-TERM FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce a high level of current income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of short-term fixed income securities that, at the time of purchase, are rated in the top for investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. Under normal market circumstances, the Fund will invest at least 65% of its holdings in such securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of between one to three years.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 3.23% (quarter ended September 30, 1998). Its lowest quarterly return was (0.27%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year U.S. Treasury Index (MLUST), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged.

Calendar Period	Class A	MLUST
1 Year	5.70%	7.99%
5 Years	4.91%	5.92%
Start of Performance [1]	4.82%	5.74%

1 The Fund's Class A Shares start of performance date was May 7, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


MUNICIPAL FUNDS

WACHOVIA GEORGIA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.69% (quarter ended March 31, 1995). Its lowest quarterly return was (2.21%) (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond Index (LBMBI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A	LBMBI
1 Year	5.52%	11.68%
5 Years	3.46%	5.84%
Start of Performance [1]	5.29%	8.05%

1 The Fund's Class A Shares start of performance date was December 23, 1994.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.48% (quarter ended March 31, 1995). Its lowest quarterly return was (2.30%) (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond Index (LBMBI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A	LBMBI
1 Year	5.43%	11.68%
5 Years	3.64%	5.84%
Start of Performance[1]	5.53%	8.05%

1 The Fund's Class A Shares start of performance date was December 23, 1994.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests its assets so that at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in debt obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.

Total Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.96% (quarter ended March 31, 1995). Its lowest quarterly return was (4.32%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond Index (LBMBI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

Calendar Period	Class A	LBMBI
1 Year	6.17%	11.68%
5 Years	3.98%	5.84%
Start of Performance[1]	6.07%	7.34%

1 The Fund's Class A Shares start of performance date was January 11, 1991.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA VIRGINIA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxed imposed by the Commonwealth of Virginia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the State of Virginia, its political subdivisions, or agencies.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 5.23% (quarter ended December 31, 1995). Its lowest quarterly return was (5.59%) (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2000. The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond Index (LBMBI), a broad based market index. Total returns for the index shown do not reflect sales charges expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A	LBMBI
1 Year	5.99%	11.68%
5 Years	3.59%	5.84%
Start of Performance[1]	4.14%	6.47%

1 The Fund's Class A Shares start of performance date was February 1, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A description of these risks can be found in "What are the Risks of Investing in the Funds?" herein.


Fund	Market Risk (a)	Debt Securities Risks (b)	Emerging Markets Risks (c)	Municipal Securities Risks (d)	Diversification Risks (e)	Risks Related to Investing for Value (f)	Risk of Foreign Investing (g)	Risks Related to Investing for Growth(h)	Currency Risk (i)
Equity Fund	X
Quantitative Equity Fund	X
Growth & Income Fund	X
Equity Index Fund	X
Special Values Fund	X
Emerging Markets Fund	X		X				X		X
Personal Equity Fund	X
Balanced Fund	X	X
Fixed Income Fund	X	X
Intermediate Fixed Income Fund	X	X
Short-Term Fixed Income Fund	X	X
Blue Chip Value Fund	X					X		X
New Horizons Fund	X					X		X
International Equity Fund	X						X	X	X
Georgia Municipal Bond Fund	X	X		X	X
North Carolina Municipal Bond Fund	X	X		X	X
South Carolina Municipal Bond Fund	X	X		X	X
Virginia Municipal Bond Fund	X	X		X	X


(a) Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.

(b) Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and a Fund's net asset value may go down.

(c) Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

(d) Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates.

(e) Compared to diversified mutual funds, they may invest a higher percentage of a Fund's assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.


(f) Due to their relatively low valuation, value stocks are typically less volatile then growth stocks.

(g) Because the Fund will invest in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

(h) Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

(i) Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities denominated in a single currency.


What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay when you buy, hold and redeem shares of the Funds'Class A Shares.


Shareholder Fees Fees Paid Directly From Your Investment	Equity Fund	Quantitative Equity Fund	Growth & Income Fund	Equity Index Fund	Special Values Fund	Emerging Markets Fund	Personal Equity Fund	Balanced Fund	Blue Chip Value Fund	New Horizons Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.70%	0.30%	0.80%	1.00%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	None	None	None	None	None	None	None	None	None	None
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.13%	0.11%	0.12%	0.11%	0.16%	0.27%	0.11%	0.11%	0.57%	0.57%
Total Annual Class A Shares Operating Expenses (Before Waiver)[1]	1.08%	1.06%	1.07%	0.66%	1.21%	1.52%	1.06%	1.06%	1.52%	1.52%
Waiver of Fund Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.05%	0.43%	0.43%

Total Actual Annual Fund Operating Expenses (After Waiver)	1.08%	1.06%	1.07%	0.66%	1.21%	1.52%	1.06%	1.01%	1.09%	1.09%

Shareholder Fees Fees Paid Directly From Your Investment	International Equity Fund	Fixed Income Fund	Intermediate Fixed Income Fund	Short-Term Fixed Income Fund	Georgia Municipal Bond Fund	North Carolina Municipal Bond Fund	South Carolina Municipal Bond Fund	Virginia Municipal Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	4.50%	4.50%	2.50%	4.50%	4.50%	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	1.00%	0.60%	0.60%	0.55%	0.75%	0.75%	0.75%	0.74%
Distribution (12b-1) Fee	None	None	None	None	None	None	None	None
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.63%	0.11%	0.15%	0.25%	0.17%	0.11%	0.12%	0.16%
Total Annual Class A Shares Operating Expenses (Before Waiver)[1]	1.88%	0.96%	1.00%	1.05%	1.17%	1.11%	1.12%	1.15%
Waiver of Fund Expenses	0.00%	0.00%	0.01%	0.17%	0.32%	0.26%	0.29%	0.30%

Total Actual Annual Fund Operating Expenses (After Waiver)	1.88%	0.96%	0.99%	0.88%	0.85%	0.85%	0.83%	0.85%

1 Pursuant to an agreement between the Adviser and The Wachovia Funds and The Wachovia Municipal Funds (collectively, the Trusts), the Adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


EXAMPLE


The following Example is intended to help you compare the cost of investing in each Fund's Class A Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Fund	$679	$899	$1,136	$1,816
Quantitative Equity Fund	$677	$893	$1,126	$1,795
Growth & Income Fund	$678	$896	$1,131	$1,806
Equity Index Fund	$639	$774	$922	$1,350
Special Values Fund	$691	$937	$1,202	$1,957
Emerging Markets Fund	$721	$1,028	$1,356	$2,283
Personal Equity Fund	$677	$893	$1,126	$1,795
Balanced Fund	$672	$878	$1,101	$1,740
Blue Chip Value Fund	$680	$902	N/A	N/A
New Horizons Fund	$680	$902	N/A	N/A
International Equity Fund	$725	$1,132	N/A	N/A
Fixed Income Fund	$544	$742	$957	$1,575
Intermediate Fixed Income Fund	$546	$751	$972	$1,608
Short-Term Fixed Income Fund	$338	$524	$725	$1,307
Georgia Municipal Bond Fund	$533	$709	$900	$1,452
North Carolina Municipal Bond Fund	$533	$709	$900	$1,452
South Carolina Municipal Bond Fund	$531	$703	$890	$1,429
Virginia Municipal Bond Fund	$533	$709	$900	$1,452


What are the Funds' Fees and Expenses?


These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds'Class B Shares.

Shareholder Fees Fees Paid Directly From Your Investment	Equity Fund	Quantitative Equity Fund	Growth & Income Fund	Equity Index Fund	Special Values Fund	Emerging Markets Fund	Personal Equity Fund	Balanced Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.70%	0.30%	0.80%	1.00%	0.70%	0.70%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.13%	0.11%	0.12%	0.11%	0.16%	0.27%	0.11%	0.11%

Total Annual Class B Shares Operating Expenses (Before Waiver)[1]	1.83%	1.81%	1.82%	1.41%	1.96%	2.27%	1.81%	1.81%

Waiver of Fund Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.05%

Total Actual Annual Fund Operating Expenses (After Waiver)	1.83%	1.81%	1.82%	1.41%	1.96%	2.27%	1.81%	1.76%

Shareholder Fees Fees Paid Directly From Your Investment	Blue Chip Value Fund	New Horizons Fund	International Equity Fund	Fixed Income Fund	Intermediate Fixed Income Fund	Short-Term Fixed Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	1.00%	0.60%	0.60%	0.55%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.57%	0.57%	0.63%	0.11%	0.15%	0.25%

Total Annual Class B Shares Operating Expenses (Before Waiver)[1]	2.27%	2.27%	2.63%	1.71%	1.75%	1.80%

Waiver of Fund Expenses	0.43%	0.43%	0.00%	0.00%	0.01%	0.17%

Total Actual Annual Fund Operating Expenses (After Waiver)	1.84%	1.84%	2.63%	1.71%	1.74%	1.63%

1 Pursuant to an agreement between the Adviser and The Wachovia Funds and The Wachovia Municipal Funds (collectively, the Trusts), the Adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


EXAMPLE


The following Example is intended to help you compare the cost of investing in each Fund's Class B Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Fund
Expenses assuming redemption	$686	$876	$1,190	$1,951
Expenses assuming no redemption	$186	$576	$990	$1,951
Quantitative Equity Fund
Expenses assuming redemption	$684	$869	$1,180	$1,930
Expenses assuming no redemption	$184	$569	$ 980	$1,930
Growth & Income Fund
Expenses assuming redemption	$685	$873	$1,185	$1,936
Expenses assuming no redemption	$185	$573	$ 985	$1,936
Equity Index Fund
Expenses assuming redemption	$644	$746	$ 971	$1,483
Expenses assuming no redemption	$144	$446	$771	$1,483
Special Values Fund
Expenses assuming redemption	$699	$915	$1,257	$2,091
Expenses assuming no redemption	$199	$615	$1,057	$2,091
Emerging Markets Fund
Expenses assuming redemption	$730	$1,009	$1,415	$2,417
Expenses assuming no redemption	$230	$709	$1,215	$2,417
Personal Equity Fund
Expenses assuming redemption	$684	$869	$1,180	$1,930
Expenses assuming no redemption	$184	$569	$980	$1,930
Balanced Fund
Expenses assuming redemption	$679	$854	$1,154	$1,875
Expenses assuming no redemption	$179	$554	$ 954	$1,875
Blue Chip Value Fund
Expenses assuming redemption	$687	$879	N/A	N/A
Expenses assuming no redemption	$187	$579	N/A	N/A
New Horizons Fund
Expenses assuming redemption	$687	$879	N/A	N/A
Expenses assuming no redemption	$187	$579	N/A	N/A
International Equity Fund
Expenses assuming redemption	$766	$1,117	N/A	N/A
Expenses assuming no redemption	$266	$817	N/A	N/A
Fixed Income Fund
Expenses assuming redemption	$674	$839	$1,128	$1,816
Expenses assuming no redemption	$174	$539	$928	$1,816
Intermediate Fixed Income Fund
Expenses assuming redemption	$677	$848	$1,144	$1,853
Expenses assuming no redemption	$177	$548	$944	$1,853
Short-Term Fixed Income Fund
Expenses assuming redemption	$666	$814	$1,087	$1,732
Expenses assuming no redemption	$166	$514	$ 887	$1,732


What are the Funds' Fees and Expenses?


These tables describe the fees and expenses that you may pay when you buy, hold and redeem shares of the Funds'Class C Shares.

Shareholder Fees Fees Paid Directly From Your Investment	Equity Fund	Quantitative Equity Fund	Growth & Income Fund	Equity Index Fund	Special Values Fund	Emerging Markets Fund	Personal Equity Fund	Balanced Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.70%	0.30%	0.80%	1.00%	0.70%	0.70%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.13%	0.11%	0.12%	0.11%	0.16%	0.27%	0.11%	0.11%

Total Annual Class C Shares Operating Expenses (Before Waiver)[1]	1.83%	1.81%	1.82%	1.41%	1.96%	2.27%	1.81%	1.81%

Waiver of Fund Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.05%

Total Actual Annual Fund Operating Expenses (After Waiver)	1.83%	1.81%	1.82%	1.41%	1.96%	2.27%	1.81%	1.76%

Shareholder Fees Fees Paid Directly From Your Investment	Blue Chip Values Fund	New Horizons Fund	International Equity Fund	Fixed Income Fund	Intermediate Fixed Income Fund	Short-Term Fixed Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	1.00%	0.60%	0.60%	0.55%
Distribution (12b-1) Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.57%	0.57%	0.63%	0.11%	0.15%	0.25%

Total Annual Class A Shares Operating Expenses (Before Waiver)[1]	2.27%	2.27%	2.63%	1.71%	1.75%	1.80%

Waiver of Fund Expenses	0.43%	0.43%	0.00%	0.00%	0.01%	0.17%

Total Actual Annual Fund Operating Expenses (After Waiver)	1.84%	1.84%	2.63%	1.71%	1.74%	1.63%

1 Pursuant to an agreement between the Adviser and The Wachovia Funds and The Wachovia Municipal Funds (collectively, the Trusts), the Adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


EXAMPLE


The following Example is intended to help you compare the cost of investing in each Fund's Class C Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Fund
Expenses assuming redemption	$384	$670	$1,080	$2,226
Expenses assuming no redemption	$284	$670	$1,080	$2,226
Quantitative Equity Fund
Expenses assuming redemption	$382	$664	$1,070	$2,205
Expenses assuming no redemption	$282	$664	$1,070	$2,205
Growth & Income Fund
Expenses assumin redemption	$383	$667	$1,075	$2,216
Expenses assuming no redemption	$283	$667	$1,075	$2,216
Equity Index Fund
Expenses assuming redemption	$342	$542	$863	$1,774
Expenses assuming no redemption	$242	$542	$863	$1,774
Special Values Fund
Expenses assuming redemption	$397	$709	$1,147	$2,362
Expenses assuming no redemption	$297	$709	$1,147	$2,362
Emerging Markets Fund
Expenses assuming redemption	$428	$802	$1,303	$2,679
Expenses assuming no redemption	$328	$802	$1,303	$2,679
Personal Equity Fund
Expenses assuming redemption	$382	$664	$1,070	$2,205
Expenses assuming no redemption	$282	$664	$1,070	$2,205
Balanced Fund
Expenses assuming redemption	$377	$649	$1,045	$2,152
Expenses assuming no redemption	$277	$649	$1,045	$2,152
Blue Chip Value Fund
Expenses assuming redemption	$385	$673	N/A	N/A
Expenses assuming no redemption	$285	$673	N/A	N/A
New Horizons Fund
Expenses assuming redemption	$385	$673	N/A	N/A
Expenses assuming no redemption	$285	$673	N/A	N/A
International Equity Fund
Expenses assuming redemption	$463	$909	N/A	N/A
Expenses assuming no redemption	$363	$909	N/A	N/A
Fixed Income Fund
Expenses assuming redemption	$372	$633	$1,019	$2,099
Expenses assuming no redemption	$272	$633	$1,019	$2,099
Intermediate Fixed Income Fund
Expenses assuming redemption	$375	$643	$1,034	$2,131
Expenses assuming no redemption	$275	$643	$1,034	$2,131
Short-Term Fixed Income Fund
Expenses assuming redemption	$364	$609	$978	$2,013
Expenses assuming no redemption	$264	$609	$978	$2,013


What are the Funds' Main Investments and Investment Techniques?

EQUITY SECURITIES

The Equity Funds invest primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract). and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another parry of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer. which the writer keeps regardless whether the buyer uses (or exercises) the option. The Funds may engage in one or more of the following:

  Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.
  Buy put options on securities. securities indices and futures contract in anticipation of an increase in the value of the underlying asset.

Write call options on securities, securities indices and futures contracts to generate income from premiums. and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Write put options on securities, securities indices and futures contracts (to generate income from premiums. and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Buy or write options to close out existing options positions.


FIXED INCOME SECURITIES

The Income Funds invest primarily in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal you at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

MUNICIPAL SECURITIES


The Municipal Funds invest primarily in municipal securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Municipal Funds may invest in taxable municipal securities.

TAX EXEMPT SECURITIES

The Municipal Funds invest primarily in tax exempt securities. Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest from the Municipal Funds' investments may be subject to the federal alternative minimum tax for individuals and corporations.

PORTFOLIO TURNOVER

I nstead of a buy-and-hold strategy, the Funds (except Equity Index Fund and Personal Equity Fund ) actively trade their portfolio securities in an attempt to achieve each Fund's investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on the Fund's performance.

CREDIT QUALITY AND INVESTMENT RATINGS

When a Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's (S&P) or Baa or better by Moody's Investors Service (Moody's) at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB by S&P or Baa by Moody's have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

S&P 500 INDEX

The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Index represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by or affiliated with S&P.

What are the Risks of Investing in the Funds?

MARKET RISKS

Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Equity Funds invest primarily in stocks they are more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the Special Values Fund will be more volatile than broad stock market indices, such as the S&P 500, or than funds that invest in large-capitalization companies, such as Quantitative Equity Fund or Equity Fund.


RISKS RELATED TO INVESTING FOR VALUE

Due to the relatively low valuations, value stocks are typically less volatile then growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


DEBT SECURITIES RISKS

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and any of the Income Funds' or Municipal Funds' net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and a Fund's net asset value can be expected to fluctuate accordingly.

The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities held by a Fund declines, the Fund's net asset value could go down.

Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the Income Funds and Municipal Funds .

MUNICIPAL SECURITIES RISKS

Local political and economic factors may adversely affect the value and liquidity of municipal securities held by each of the Municipal Funds. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Funds invest primarily in Georgia, North Carolina, South Carolina and Virginia, respectively, they may be adversely affected by the factors or events particular to that state.

DIVERSIFICATION RISKS

The Municipal Funds are not diversified. Compared to diversified mutual funds, they may invest a higher percentage of each Fund's assets among fewer issuers of portfolio securities. This increases each Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.

PREPAYMENT RISK


The Income Funds are subject to prepayment risks. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require a Fund to reinvest the prepayment at a lower yield. In addition, a Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.


TAX RISK

Interest on a municipal security may be subject to regular federal income tax. Since any investment can be adversely affected by changes in tax laws, all of the Funds are subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount a Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on a Fund's investment performance. The Equity and Income Funds are subject to this risk.

FOREIGN SECURITIES RISKS

The Equity Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

EMERGING MARKET SECURITIES RISKS


Investing in the Emerging Markets Fund and the International Equity Fund entails a substantial degree of risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.


Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces an Income Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of an Equity Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Funds may lend securities. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.


CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

MANAGER RISK

Manager risk is the risk that a portfolio manager's investment strategy may not produce the intended results. Manager risk also involves the possibility that a portfolio manager fails to execute an investment strategy effectively.


What do Shares Cost?


You can purchase, redeem, or exchange Class A Shares, Class B Shares, and Class C Shares (Shares) any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next determined net asset value (NAV) plus any applicable sales charge (the public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Income Funds generally value fixed income securities at the last sale price on a national securities exchange if available, otherwise, as determined by an independent pricing service. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable. Securities held by the Emerging Markets Fund and the International Equity Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate its NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell the Fund's Shares.

The following table summarizes the minimum investment amount required for an investment in a Fund. The maximum sales charge that you will pay on an investment in Class A Shares of a Fund is 5.75% of average daily net assets, except for Short-Term Fixed Income Fund, which has a maximum sales charge of 2.50%. The maximum contingent deferred sales charge that you will pay on an investment in Class B Shares of a Fund is 5.00%. You will pay a 1.00% contingent deferred sales charge if you redeem Class C Shares within one year of purchase. Keep in mind that investment professionals may charge you fees for their services in connection with your share transactions.


Minimum Initial/ Subsequent Investment Required
The Wachovia Funds	$250/$50
The Wachovia Municipal Funds	$500/$100

Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank, N.A. (Wachovia Bank) for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.


Orders for more than $250,000 of Class B Shares will automatically be invested in Class A Shares.


SALES CHARGE WHEN YOU PURCHASE--CLASS A SHARES

Class A Shares of Equity Funds are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

Class A Shares of Income Funds, except the Short-Term Fixed Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	2.00%	2.04%
$750,000 but less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

Class A Shares of Short-Term Fixed Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $750,000	0.75%	0.76%
$750,000 but less than $1 million	0.50%	0.50%
$1 million or greater	0.00%	0.00%

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp. (Distributor), at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced by:

  quantity purchases of Shares;
  combining concurrent purchases of Fund Shares made by you, your spouse, or your children under age 21;
  accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase at least $100,000 in Shares within 13 months (call the Fund for an application and more information).

The sales charge will be eliminated when you purchase Shares:

  using the reinvestment privilege;
  by exchanging Shares from the same share class of another Fund; or
  through wrap accounts or other investment programs where you pay an investment professional a fee for services.

If your investment qualifies, you should notify the Funds' Distributor at the time of purchase to reduce or eliminate the sales charge. You will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM--CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). Class B Shares are only offered by the Equity Fund, the Quantitative Equity Fund, Special Values Fund, Balanced Fund and the Fixed Income Fund.

Shares Held Up To:	CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%
Class B Shares will convert to Class A Shares at NAV approximately eight years after purchase.


SALES CHARGE WHEN YOU PURCHASE AND REDEEM--CLASS C SHARES

Class C Shares are sold at their NAV next determined after an order is received, plus a front-end sales charge of 1.00%. If you redeem Class C Shares within one year of the purchase date, you will be charged a 1.00% contingent deferred sales charge.


If your investment qualifies, for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.


You will not be charged a CDSC when redeeming Class B or Class C Shares:


  purchased with reinvested dividends or capital gains;
  purchased within 90 days of redeeming Shares of an equal or lesser amount;
  representing the portion of redemption proceeds attributable to increases in the value of your account due to increases in the NAV;
  that you exchange into the same share class of another Fund (or into Investment Shares of the Wachovia U.S. Treasury Money Market Fund);
  representing up to 10% of the value of Shares subject to a systematic withdrawal plan;
  where the original shares were held for seven years or more; or
  if you have certain disabilities as defined by the IRS.

In addition, you will not be charged a CDSC:

  when the Fund redeems your Shares and closes your account for failing to meet the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  upon the death of the shareholder(s) of the account or the redemption of Shares by a designated beneficiary.

If your redemption qualifies, the Distributor should be notified at the time of redemption to eliminate the CDSC.

To keep the sales charge as low as possible, the Funds will sell your shares in the following order:

  Shares that are not subject to a CDSC;
  Shares held the longest; and
  then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?


Each Fund (except the Municipal Funds) offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class Y Shares, each representing interests in a single portfolio of securities.The Municipal Funds offer two classes of shares: Class A Shares and Class Y Shares.

This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. Each share class has different sales charges and other expenses, which affect its performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN


Each Fund (except the Municipal Funds) has adopted a Rule 12b-1 Plan, which allows each Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares at an annual rate of up to 0.75% of the average daily NAV of the Fund's Class B Shares and Class C Shares. Because you pay marketing fees on an ongoing basis, your investment cost for Class B Shares and Class C Shares may be higher over time than for shares with different sales charges and marketing fees.


How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank, through Wachovia Investments or through an Authorized Dealer.

Where a Fund offers more than one Share Class and you do not specify your Class choice on your form of payment, you automatically will receive Class A Shares.

Each Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH THE TRUST DIVISION OF WACHOVIA BANK

Trust customers of Wachovia Bank may purchase Shares of a Fund in accordance with the procedures set forth in your account agreement.

Orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

THROUGH WACHOVIA INVESTMENTS

Customers of Wachovia Investments or Wachovia Brokerage Service may purchase Shares by mail, by telephone, or in person.

All purchase orders must be received by 3:00 p.m. (Eastern time) to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

By Mail

To purchase Shares of a Fund by mail, send a check made payable to (Name of Fund) and send to:

P.O. Box 8612
Boston, MA 02266-8612

Orders by mail are considered received after payment by check is converted into federal funds which is normally the next business day after Wachovia Investments receives the check.

By Telephone

Once you have opened an account and completed the appropriate sections of the account application, you may purchase Shares by telephone. For more information call 1-800-994-4414.

THROUGH AN AUTHORIZED DEALER

Call your Authorized Dealer for specific instructions.

Purchase orders must be received before 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. will be purchased at the next determined public offering price.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM


Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at NAV next determined after an order is received. Investments in Class A Shares and Class C Shares will include the applicable sales charge. You may apply for participation in this program through Wachovia Bank or through the Distributor.


How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV and without a sales charge. To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

A Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. A Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

By Telephone

You may exchange Shares by telephone by calling 1-800-994-4414.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

If you are not able to make your exchange by telephone, an exchange request may be made in writing and sent by overnight mail to:

The Wachovia Funds
1099 Hingham Street
Rockland, MA 02370-3317

How to Redeem Shares

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form plus any applicable sales charge. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank, through Wachovia Investments, through an Authorized Dealer, or directly from the Fund.

All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

By Mail

You may redeem shares by sending a written request to Wachovia Bank or Wachovia Investments as appropriate.

Send your written redemption request including your name, the Fund's name, your account number and the Share or dollar amount requested to:

The Wachovia Funds
P.O. Box 8612
Boston, MA 02266-8612

By Telephone

You may redeem Shares of a Fund by calling the Funds at 1-800-994-4414. Shareholders who are trust customers of Wachovia Bank may also contact their trust officer.

Shareholders who have an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption is to be sent to an address other than the address of record;
  your redemption is to be sent to an address of record that was changed within the last thirty days; or
  a redemption is payable to someone other than the shareholder(s) of record.
  Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/ dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

RETIREMENT DISTRIBUTIONS

A minimum of 10% of the value of your retirement distribution (redemption) will be withheld for taxes in the absence of your specific instructions.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.


Due to the fact that Class A Shares and Class C Shares are sold with an initial sales charge, it is not advisable for you to purchase Class A Shares or Class C Shares while participating in this program. A CDSC may be imposed on systematic redemptions of Class B Shares and Class C Shares.


SHARE CERTIFICATES

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS


Fund	Dividends Declared and Paid
Equity Fund
Quantitative Equity Fund
Growth & Income Fund
Equity Index Fund	quarterly
Personal Equity Fund
Balanced Fund
Blue Chip Value Fund
New Horizons Fund
Fixed Income Fund
Intermediate Fixed Income Fund	monthly
Short-Term Fixed Income Fund
Emerging Markets Fund
Special Values Fund	annually
International Equity Fund
The Wachovia Municipal Funds	Declared daily/Paid monthly


Dividends are declared and paid to shareholders invested in a Fund on the record date.

In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect to receive cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

THE WACHOVIA FUNDS TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes, although each Fund's dividends will be exempt from their respective state's personal income tax (i.e., Georgia, North Carolina, South Carolina or Virginia) to the extent they are derived from interest on obligations exempt from that state's personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser for the Funds, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.


Wachovia Bank has been managing trust assets for over 100 years, with approximately $40 billion in managed assets as of December 31, 2000.


Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania, which is paid by the investment adviser and not by the Fund.


International Equity Fund is sub-advised by Simms Capital Management, Inc., ("Simms") Greenwich, Connecticut. Simms is a registered investment adviser and offers investment advisory services to open-end investment funds and other managed pooled investment vehicles. Simms supervises and assists in the overall management of the Fund's affairs, subject to oversight by Wachovia Asset Management, the Fund's Adviser, and the Fund's Board of Trustees. Simms is paid by the investment adviser and not by the Fund.


The investment adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.


Fund	Annual Investment Advisory Fee paid to Investment Adviser as a percentage of average daily net assets
Equity Fund	0.70%
Quantitative Equity Fund	0.70%
Growth & Income Fund	0.70%
Equity Index Fund	0.30%
Special Values Fund	0.80%
Emerging Markets Fund	1.00%
Personal Equity Fund	0.70%
Balanced Fund	0.70%
Blue Chip Value Fund	0.70%
New Horizons Fund	0.70%
International Equity Fund	1.00%
Fixed Income Fund	0.60%
Intermediate Fixed Income Fund	0.60%
Short-Term Fixed Income Fund	0.55%
Georgia Municipal Bond Fund	0.75%
North Carolina Municipal Bond Fund	0.75%
South Carolina Municipal Bond Fund	0.75%
Virginia Municipal Bond Fund	0.74%

Pursuant to an agreement between the investment adviser and the Trusts, the investment adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's total actual operating expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


PORTFOLIO MANAGERS


Portfolio Manager	Funds Managed	Biography

Kenneth J. Bolich	New Horizons Fund

Mr. Bolich is primarily responsible for the day-to-day management of the New Horizons Fund's portfolio. He is a vice president with Wachovia Asset Management, serving as an institutional/personal portfolio manager and securities analyst for the Core Equity product's Technology sector team. Prior to joining Wachovia Asset Management, he was an equity analyst for Prudential Bache Securities. Mr. Bolich received a bachelor's degree from Stanford University and a master's degree in Business Administration from Duke University. He has over six years of professional investment experience and is a member of the Association for Investment Management and Research and the Atlanta Society of Financial Analysts.

Daniel S. Earthman	Balanced Fund Growth & Income Fund Equity Fund Personal Equity Fund Quantitative Equity Fund New Horizon Fund Blue Chip Value Fund

Mr. Earthman is a Chartered Financial Analyst, Portfolio Manager, and a Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in 1988, Mr. Earthman was a Vice President and Investment Manager with Richland Asset Management in Nashville, and an Assistant Vice President and Portfolio Manager with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelors degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.

Roger L. Glenski	Special Values Fund

Mr. Glenski is a Certified Public Accountant, Portfolio Manager and Assistant Vice President of the investment adviser. Mr. Glenski joined Wachovia Bank in 1996, specializing in the valuation of closely-held businesses and small companies. Previously, Mr. Glenski was a staff accountant employed by the accounting firms of KPMG and Deloitte & Touche LLP in Chicago. Mr. Glenski received a bachelors degree from the University of Missouri-Kansas City and an MBA from the University of Chicago.

John F. Hageman	Equity Fund Balanced Fund Growth & Income Fund Personal Equity Fund Quantitative Equity Fund Blue Chip Value Fund New Horizon Fund

John F. Hageman is a Chartered Financial Analyst and a Senior Vice President and Institutional Portfolio Manager for the investment adviser. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman received his B.A. from Wabash College.

Jasbeena	Emerging Markets Fund

Jasbeena is a Vice President with Wachovia Asset Management, serving as co-manager of the Wachovia Emerging Market Fund with specific responsibility for Asia equities since July 2000. Prior to joining Wachovia Asset Management in July 2000, Ms. Jasbeena was a research analyst for RT Investment Counsel, Inc., beginning in 1994. Ms. Jasbeena received a bachelor's degree in Economics from York University. She has over seven years of investment experience and is a member of the Association of Investment Management and Research.

Michael W. Holt	Fixed Income Fund Intermediate Fixed Income Fund Short-Term Fixed Income Fund

Mr. Holt is a Chartered Financial Analyst and Fixed Income Portfolio Manager of the investment adviser. Mr. Holt joined Wachovia Bank in 1991. He is a graduate of the University of Tennessee where he majored in economics and received an MBA in Finance.

Russell L. Kimbro, Jr.	Equity Fund Balanced Fund Growth & Income Fund Personal Equity Fund Quantitative Equity Fund Blue Chip Value Fund New Horizons Fund

Mr. Kimbro is a Chartered Financial Analyst and Senior Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an instructor of corporate finance at the University of North Carolina at Greensboro. He received his bachelors degree in economics from Virginia Polytechnical Institute and State University and an MBA from the University of North Carolina at Greensboro.

F. Stanley King	Equity Fund Balanced Fund Growth & Income Fund Personal Equity Fund Quantitative Equity Fund Blue Chip Value Fund New Horizons Fund

Mr. King is a Chartered Financial Analyst and a Senior Vice President of the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment adviser. Mr. King joined Wachovia Bank in 1985 as a securities analyst and assumed his current position in 1991. He has both his bachelors and masters of science degrees from North Carolina State University.

Thomas S. Kingsley	International Equity Fund

Mr. Kingsley, a Principal and Director of Simms Capital Management, Inc. ("Simms"), joined Simms in September of 1994. Mr. Kingsley was a Mechanical Engineer and a Nuclear Test Engineer with General Dynamics, Electric Boat Division prior to joining the firm. His primary responsibilities included acting as the site production manager for major modifications to the exterior of a submarine, evaluation of acoustic performance, and testing associated with nuclear power plant installation and operation. He received his MBA in Financial Services from Rensselaer Polytechnic Institute and his BS in Mechanical Engineering from Florida Atlantic University/Rutgers University.

Matthew J. McGuinness	Equity Fund Balanced Fund Growth & Income Fund Personal Equity Fund Quantitative Equity Fund Blue Chip Value Fund New Horizon Fund

Mr. McGuinness is a Chartered Financial Analyst and Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in the Estates/Closely-Held Unit. He received an MBA from the University of North Carolina at Chapel Hill.

Thomas L. Melly	International Equity Fund

Mr. Melly, a Principal of Simms, joined Simms in 1990. Previously, Mr. Melly was with Lake Partners, Inc., an independent investment consulting firm which advises high net worth investors and private and institutional investment partnerships. His responsibilities included the design and implementation of custom-tailored investment programs and the evaluation of hedge funds and investment managers in the specialized areas of short selling, risk and convertible arbitrage and high yield securities. He was an institutional fixed income specialist at Autranet, Inc. and Tucker, Anthony & R.L. Day, Inc. from 1985 to 1998. From 1981 until 1983 he was an account officer and credit analyst at Chemical Bank. Mr. Melly received his MBA from the Amos Tuck School at Dartmouth in 1985 and his BA from Trinity College in 1980.

Jennifer D. Miller	International Equity Fund

Ms. Miller. a Principal of Simms, joined Simms in 1991. Previously, Ms. Miller spent six years in the Investment Strategy Group at Salomon Brothers Inc. Her responsibilities included the quantitative and technical analysis of the firm's priority positions. She also served as a liaison between the research staff, the firm's proprietary traders and clients to establish and manage portfolios using optimization, immunization. and index techniques. Ms. Miller received her MBA from the Stem Graduate School of Business at New York University in 1990 and her BS in Finance from Lehigh University in 1982.

Wayne F. Morgan	Fixed Income Fund Intermediate Fixed Income Fund Short-Term Fixed Income Fund

Mr. Morgan is a Chartered Financial Analyst and Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in June, 1997 as a senior fixed income portfolio manager, Mr. Morgan served as the Director of Investments at the University of North Carolina at Chapel Hill, where he oversaw the management of the University's endowment fund. Mr. Morgan received both a bachelors degree and his MBA from the University of North Carolina at Chapel Hill.

J. Joseph Muster	The Wachovia Municipal Funds

Mr. Muster is a Vice President and Portfolio Manager of Money Market and Municipal Investments in the Fixed Income Section of the investment adviser. Mr. Muster joined Wachovia Bank in 1992 and worked as a credit analyst until January of 1998 when he was promoted to portfolio manager. Mr. Muster is a graduate of the University of Georgia and received his MBA from Duke University.

Harold (Rick) Nelson III	Fixed Income Fund Intermediate Fixed Income Fund Short-Term Fixed Income Fund

Mr. Nelson III is a Senior Vice President and fixed income portfolio manager of the investment adviser. Mr. Nelson joined Wachovia Bank in 1985 as a fixed income portfolio manager. He received his bachelors of science degree in management from St. Francis College and his MBA in Finance from Mercer University.

Todd F. Rabold	Blue Chip Value Fund

Mr. Rabold is an assistant vice president with Wachovia Asset Management. serving as a personal portfolio manager and securities analyst for the Core Equity product's Communication Services and Consumer Staples sector team. Prior to joining Wachovia Asset Management, Mr. Rabold was an equity analyst and portfolio manager with Jefferson National Bank. He received a bachelor's degree in Finance from James Madison University. He is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

Robert Rosa, Jr.	International Equity Fund

Mr. Rosa joined Simms in March 1997. Mr. Rosa was an intern at Simms from June 1996 to February 1997. From 1999 to 1996 he worked for Allied Sigrial Corporation as a Structural Analyst. Mr. Rosa received his MBA with High Honors in Finance from Sacred Heart University and his BS with High Honors in Mechanical Engineering from Worcester Polytechnic Institute. Mr. Rosa is also a level II candidate in the CFA program.

B. Scott Sadler	Emerging Markets Fund

Mr. Sadler is a Chartered Financial Analyst, Portfolio Manager and Senior Vice President of the investment adviser. Mr. Sadler joined Wachovia Bank in 1987. Mr. Sadler is a graduate of the University of Virginia's McIntire School of Commerce with a bachelors degree in commerce.

Michael G. Sebesta	Fixed Income Fund Intermediate Fixed Income Fund Short-Term Fixed Income Fund

Mr. Sebesta is a Vice President and Fixed Income Portfolio Manager for the investment adviser. Mr. Sebesta joined Wachovia Bank in 1989. Mr. Sebesta has a bachelors degree in economics from Wake Forest University.

Robert A. Simms	International Equity Fund

Mr. Simms has been the President and CEO of Simms since 1984. Mr. Simms was with Bear, Stearns & Co., Inc. investment bankers, from 1972 to 1984, becoming a General Partner in 1977. His responsibilities included Manager of the institutional Department, Manager of the Options and Futures Department, and Director of Asset Management Service He was Executive Vice President of Black & Co. from 1968 to 1972, a member of the Institutional Sales Department of Paine, Webber, Jackson & Curtis from 1965 to 1968 and a research analyst for Dominick & Dominick from 1961 to 1965. He received a BA from Rutgers University in 1960.

James M. Tringas	Special Values Fund

Mr. Tringas is a Chartered Financial Analyst and is a Portfolio Manager and Vice President of the investment adviser. Mr. Tringas joined Wachovia in 1994 as a security analyst and assumed his current position in 1999. Prior to joining Wachovia he was employed by Ernst & Young, LLP in Atlanta. He holds a bachelors degree in accounting and a masters degree in tax from the University of Florida. Mr. Tringas is a Certified Public Accountant.

Herve van Caloen	International Equity Fund

Mr. van Caloen, a Principal, joined Simms in July 1999. Mr. van Caloen was with Scudder Stevens & Clark from 1985 through 1989 as in international portfolio manager responsible for the European investments of the Scudder International Fund. He joined Mitchell Hutchins Asset Management in 1989 where he founded and managed the Paine Webber Europe Growth Fund until the end of 1991. He was head of international investments and portfolio manager at Provident Capital Management, growing the assets to over $1 billion by 1995. He also started and managed an emerging markets fund for Provident in 1994. Mr. van Caloen joined Schroder Capital Management International as First Vice President in 1996 and briefly managed a small international hedge Fund for GTF Asset Management. Mr. van Caloen has his MBA from the Claremont Graduate School and his Bachelor's degree from the European University in Antwerp, Belgium.

Joseph H. Waterfill	Balanced Fund Equity Fund Quantitative Equity Fund Growth & Income Fund Personal Equity Fund

Mr. Waterfill is a Senior Vice President and Portfolio Manager of the investment adviser. Mr. Waterfill joined Wachovia Bank in 1976. Mr. Waterfill received his bachelors of science degree from the U.S. Naval Academy and his MBA from Vanderbilt University.


Financial Information

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with each Fund's audited financial statements, is included in the Annual Report.

The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions
Wachovia Equity Fund
1996	$12.71	0.22(3)	2.83	3.05	(0.22)	(0.73)	(0.95)
1997	$14.81	0.14(3)	2.43	2.57	(0.13)	(1.86)	(1.99)
1998	$15.39	0.13(3)	2.21	2.34	(0.14)	(1.68)	(1.82)
1999	$15.91	0.06	3.41	3.47	(0.07)	(1.89)	(1.96)
2000	$17.42	0.05	0.22(4)	0.27	(0.04)	(0.51)	(0.55)
Wachovia Quantitative Equity Fund
1996	$13.11	0.24(3)	2.77	3.01	(0.21)	(0.24)	(0.45)
1997	$15.67	0.18(3)	4.14	4.32	(0.20)	(0.79)	(0.99)
1998	$19.00	0.11(3)	3.12	3.23	(0.19)	(1.75)	(1.94)
1999	$20.29	0.09	3.16	3.25	(0.12)	(2.42)	(2.54)
2000	$21.00	0.05	0.70	0.75	(0.04)	--	(0.04)
Wachovia Growth & Income Fund
1996	$12.88	0.15	3.67	3.82	(0.15)	(0.14)	(0.29)
1997	$16.41	0.13	4.44	4.57	(0.13)	(0.25)	(0.38)
1998	$20.60	0.11	3.94	4.05	(0.10)	(1.01)	(1.11)
1999	$23.54	0.05	4.24	4.29	(0.08)	(2.89)	(2.97)
2000	$24.86	(0.03)	(0.56)	(0.59)	(0.01)	(4.26)	(4.27)
Wachovia Equity Index Fund
1996	$13.62	0.32(3)	3.13	3.45	(0.31)	(0.78)	(1.09)
1997	$15.98	0.25(3)	3.85	4.10	(0.28)	(0.91)	(1.19)
1998	$18.89	0.26(3)	3.90	4.16	(0.24)	(0.40)	(0.64)
1999	$22.41	0.27	4.13	4.40	(0.26)	(0.37)	(0.63)
2000	$26.18	0.22(3)	(1.39)	(1.17)	(0.24)	(0.53)	(0.77)
Wachovia Special Values Fund
1996	$12.18	0.35	4.13	4.48	(0.08)	(0.91)	(0.99)
1997	$15.67	0.13(3)	4.53	4.66	(0.08)	(1.61)	(1.69)
1998	$18.64	0.19(3)	(0.87)	(0.68)	(0.12)	(1.71)	(1.83)
1999	$16.13	0.25	0.56	0.81	(0.16)	(0.75)	(0.91)
2000	$16.03	0.22(3)	1.08	1.30	(0.28)	(0.52)	(0.80)
Wachovia Emerging Markets Fund
1996	$10.41	0.09(3)	1.20	1.29	(0.03)	--	(0.03)
1997	$11.67	0.03(3)	(0.47)	(0.44)	(0.11)	--	(0.11)
1998	$11.12	0.09(3)	(2.68)	(2.59)	(0.10)	--	(0.10)
1999	$ 8.43	0.04(3)	3.32	3.36	(0.05)	--	(0.05)
2000	$11.74	0.01	(1.88)	(1.87)	(0.11)	--	(0.11)
Wachovia Personal Equity Fund
1999(5)	$10.00	0.01	0.67	0.68	(0.01)	--	(0.01)
2000	$10.67	0.00(6)	(0.49)	(0.49)	(0.01)	(0.19)	(0.20)
Wachovia Balanced Fund
1996	$11.92	0.38(3)	1.72	2.10	(0.38)	(0.34)	(0.72)
1997	$13.30	0.34(3)	1.40	1.74	(0.34)	(1.44)	(1.78)
1998	$13.26	0.24(3)	1.50	1.74	(0.38)	(0.90)	(1.28)
1999	$13.72	0.29	1.44	1.73	(0.31)	(1.69)	(2.00)
2000	$13.45	0.32	0.35	0.67	(0.32)	(0.09)	(0.41)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Per share information is based on average shares outstanding.

(4) The amount shown in this caption does not correspond with the aggregate net realized and unrealized gain(loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(5) Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

(6) Less than $0.01 per share.


The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Ratios to Average Net Assets		Expense Waiver/ Reimbursement(2)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses	Net Investment Income
Wachovia Equity Fund
1996	$14.81	25.56%	0.90%	1.62%	0.15%	$ 20,774	64%
1997	$15.39	20.22%	1.14%	0.95%	0.07%	$ 39,494	124%
1998	$15.91	17.34%	1.12%	0.91%	--	$ 53,103	150%
1999	$17.42	24.31%	1.09%	0.49%	--	$118,967	45%
2000	$17.14	1.47%	1.08%	0.27%	--	$114,873	41%
Wachovia Quantitative Equity Fund
1996	$15.67	23.74%	0.87%	1.70%	0.15%	$ 15,742	44%
1997	$19.00	29.38%	1.11%	1.09%	0.07%	$ 35,413	74%
1998	$20.29	18.98%	1.11%	0.95%	--	$ 82,682	38%
1999	$21.00	16.60%	1.11%	0.48%	--	$ 89,140	34%
2000	$21.71	3.58%	1.06%	0.22%	--	$ 86,191	14%
Wachovia Growth & Income Fund
1996	$16.41	30.10%	1.35%	1.04%	0.31%	$186,147	12%
1997	$20.60	28.50%	1.30%	0.70%	0.30%	$338,724	13%
1998	$23.54	20.77%	1.21%	0.59%	0.08%	$130,306	24%
1999	$24.86	20.40%	1.09%	0.24%	--	$ 94,674	44%
2000	$20.00	(3.57%)	1.07%	(0.12%)	--	$ 82,937	22%
Wachovia Equity Index Fund
1996	$15.98	27.19%	0.48%	2.23%	0.13%	$ 18,154	12%
1997	$18.89	27.55%	0.72%	1.46%	0.02%	$ 50,917	4%
1998	$22.41	22.74%	0.70%	1.23%	--	$131,594	29%
1999	$26.18	19.97%	0.69%	1.07%	--	$182,697	11%
2000	$24.24	(4.70%)	0.66%	0.83%	--	$159,714	12%
Wachovia Special Values Fund
1996	$15.67	39.78%	1.21%	0.47%	0.29%	$ 6,642	38%
1997	$18.64	33.08%	1.35%	0.74%	0.01%	$ 37,766	46%
1998	$16.13	(3.86%)	1.25%	0.98%	--	$ 59,408	20%
1999	$16.03	5.40%	1.23%	1.61%	0.00%(6)	$ 65,348	44%
2000	$16.53	8.52%	1.21%	1.38%	--	$ 62,486	42%
Wachovia Emerging Markets Fund
1996	$11.67	12.45%	1.69%	0.73%	0.09%	$ 5,488	30%
1997	$11.12	(3.82%)	1.79%	0.26%	--	$ 7,996	60%
1998	$ 8.43	(23.46%)	1.68%	0.90%	--	$ 8,677	51%
1999	$11.74	40.07%	1.60%	0.37%	--	$ 16,007	56%
2000	$ 9.76	(16.18%)	1.52%	0.28%	--	$ 15,578	45%
Wachovia Personal Equity Fund
1999(5)	$10.67	6.75%	1.15%(4)	0.39%(4)	0.01%(4)	$ 110	11%
2000	$ 9.98	(4.73%)	1.06%	(0.09%)	--	$ 910	22%
Wachovia Balanced Fund
1996	$13.30	18.55%	0.76%	3.05%	0.24%	$ 18,619	99%
1997	$13.26	15.17%	1.02%	2.77%	0.16%	$ 50,968	143%
1998	$13.72	14.36%	1.01%	2.88%	0.09%	$119,093	124%
1999	$13.45	13.95%	1.01%	2.26%	0.08%	$205,167	66%
2000	$13.71	4.94%	1.01%	2.25%	0.05%	$202,280	66%

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Per share information is based on average shares outstanding.

(4) Computed on an annualized basis.

(5) Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

(6) Less than 0.01%.


The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions and Futures Contracts	Total Distributions
Wachovia Fixed Income Fund
1996	$ 9.90	0.61(3)	(0.09)	0.52	(0.59)	--	(0.59)
1997	$ 9.83	0.54(3)	0.04	0.58	(0.56)	--	(0.56)
1998	$ 9.85	0.53(3)	0.30	0.83	(0.54)	--	(0.54)
1999	$10.14	0.51	(0.58)	(0.07)	(0.51)	(0.04)	(0.55)
2000	$ 9.52	0.55(3)	0.19	0.74	(0.55)	--	(0.55)
Wachovia Intermediate Fixed Income Fund
1996	$10.07	0.55	(0.11)	0.44	(0.55)	--	(0.55)
1997	$ 9.96	0.54	0.06	0.60	(0.53)	--	(0.53)
1998	$10.03	0.47	0.40	0.87	(0.52)	--	(0.52)
1999	$10.38	0.50	(0.61)	(0.11)	(0.50)	(0.20)	(0.70)
2000	$ 9.57	0.52(3)	0.16	0.68	(0.52)	(0.01)	(0.53)
Wachovia Short-Term Fixed Income Fund
1996	$ 9.89	0.56(3)	(0.06)	0.50	(0.60)	--	(0.60)
1997	$ 9.79	0.50(3)	(0.01)	0.49	(0.51)	--	(0.51)
1998	$ 9.77	0.52(3)	0.14	0.66	(0.51)	--	(0.51)
1999	$ 9.92	0.48	(0.25)	0.23	(0.52)	--	(0.52)
2000	$ 9.63	0.52(3)	0.11	0.63	(0.53)	--	(0.53)
Wachovia Georgia Municipal Bond Fund
1996	$10.96	0.47	0.05	0.52	(0.47)	(0.01)	(0.48)
1997	$11.00	0.44	0.13	0.57	(0.44)	(0.02)	(0.46)
1998	$11.11	0.42	0.27	0.69	(0.42)	(0.00)(4)	(0.42)
1999	$11.38	0.43	(0.74)	(0.31)	(0.43)	(0.03)	(0.46)
2000	$10.61	0.48	0.23	0.71	(0.48)	--	(0.48)
Wachovia North Carolina Municipal Bond Fund
1996	$10.99	0.45	0.09	0.54	(0.45)	(0.05)	(0.50)
1997	$11.03	0.43	0.14	0.57	(0.43)	(0.02)	(0.45)
1998	$11.15	0.43	0.32	0.75	(0.43)	(0.01)	(0.44)
1999	$11.46	0.42	(0.68)	(0.26)	(0.42)	(0.06)	(0.48)
2000	$10.72	0.46	0.24	0.70	(0.45)	(0.01)	(0.46)
Wachovia South Carolina Municipal Bond Fund
1996	$11.05	0.55	0.03	0.58	(0.55)	(0.03)	(0.58)
1997	$11.05	0.53	0.11	0.64	(0.52)	(0.05)	(0.57)
1998	$11.12	0.51	0.24	0.75	(0.51)	(0.00)(4)	(0.51)
1999	$11.36	0.50	(0.77)	(0.27)	(0.50)	(0.02)	(0.52)
2000	$10.57	0.49	0.27	0.76	(0.49)	(0.00)(4)	(0.49)
Wachovia Virginia Municipal Bond Fund
1996	$10.25	0.44	(0.10)	0.34	(0.44)	--	(0.44)
1997	$10.15	0.46	0.13	0.59	(0.45)	--	(0.45)
1998	$10.29	0.48	0.14	0.62	(0.48)	--	(0.42)
1999	$10.49	0.45	(0.65)	(0.20)	(0.45)	--	(0.45)
2000	$ 9.84	0.44	0.25	0.69	(0.45)	--	(0.45)

(1) Based on net asset value which does not reflect the sales charge or contingent deferred sales charge if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Per share information based on average shares outstanding.

(4) Less than $0.01 per share.


The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


			Ratios to Average Net Assets
Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
Wachovia Fixed Income Fund
1996	$ 9.83	5.51%	0.74%	6.05%	0.18%	$ 4,853	181%
1997	$ 9.85	6.14%	0.98%	5.65%	0.11%	$ 10,039	174%
1998	$10.14	8.65%	0.97%	5.30%	0.05%	$ 24,624	111%
1999	$ 9.52	(0.77%)	0.97%	5.34%	0.03%	$ 69,475	49%
2000	$ 9.71	8.03%	0.96%	5.78%	0.00%(4)	$ 64,039	73%
Wachovia Intermediate Fixed Income Fund
1996	$ 9.96	4.46%	1.09%	5.62%	0.31%	$ 43,277	84%
1997	$10.03	6.32%	1.04%	5.50%	0.30%	$ 96,626	81%
1998	$10.38	9.39%	1.06%	5.39%	0.14%	$ 4,759	57%
1999	$ 9.57	(1.03%)	0.99%	5.16%	0.04%	$ 3,205	89%
2000	$ 9.72	7.34%	0.99%	5.49%	0.01%	$ 3,413	58%
Wachovia Short-Term Fixed Income Fund
1996	$ 9.79	5.29%	0.63%	5.50%	0.27%	$ 1,675	145%
1997	$ 9.77	5.10%	0.87%	5.49%	0.19%	$ 7,233	215%
1998	$ 9.92	6.93%	0.88%	5.22%	0.10%	$ 10,437	135%
1999	$ 9.63	2.44%	0.88%	4.97%	0.14%	$ 10,409	25%
2000	$ 9.73	6.82%	0.88%	5.44%	0.17%	$ 8.959	92%
Wachovia Georgia Municipal Bond Fund
1996	$11.00	4.97%	0.89%	4.40%	1.61%	$ 7,531	14%
1997	$11.11	5.41%	1.14%	4.03%	1.11%	$ 6,531	25%
1998	$11.38	6.35%	1.17%	3.72%	0.34%	$ 6,900	14%
1999	$10.61	(2.83%)	1.07%	3.87%	0.30%	$ 5,450	48%
2000	$10.84	6.86%	0.85%	4.49%	0.32%	$ 4,731	66%
Wachovia North Carolina Municipal Bond Fund
1996	$11.03	5.17%	0.84%	4.24%	0.77%	$ 13,752	7%
1997	$11.15	5.36%	1.07%	3.91%	0.44%	$ 11,563	17%
1998	$11.46	6.82%	1.10%	3.80%	0.16%	$ 9,533	9%
1999	$10.72	(2.34%)	1.02%	3.73%	0.20%	$ 8,644	11%
2000	$10.96	6.71%	0.85%	4.26%	0.26%	$ 7,511	37%
Wachovia South Carolina Municipal Bond Fund
1996	$11.05	5.54%	0.57%	5.10%	0.59%	$ 65,981	20%
1997	$11.12	6.01%	0.81%	4.79%	0.48%	$ 64,696	12%
1998	$11.36	6.88%	0.83%	4.52%	0.36%	$ 67,458	6%
1999	$10.57	(2.49%)	0.83%	4.50%	0.35%	$ 59,655	9%
2000	$10.84	7.45%	0.83%	4.68%	0.29%	$ 52,568	26%
Wachovia Virginia Municipal Bond Fund
1996	$10.15	3.50%	1.04%	4.45%	0.40%	$ 70,378	37%
1997	$10.30	5.97%	0.96%	4.50%	0.40%	$111,160	15%
1998	$10.49	6.76%	0.95%	4.35%	0.33%	$ 8,835	15%
1999	$ 9.84	(2.01%)	0.90%	4.36%	0.29%	$ 7,682	29%
2000	$10.08	7.24%	0.85%	4.59%	0.30%	$ 6,496	25%

(1) Based on net asset value which does not reflect the sales charge or contingent deferred sales charge if applicable.

(2) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Per share information based on average shares outstanding.

(4) Less than 0.01%.


The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments and Futures Contracts	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions and Futures Contracts	Total Distributions
Wachovia Equity Fund
1996(1)	$12.43	0.02	2.37	2.39	(0.03)	--	(0.03)
1997	$14.79	0.04	2.42	2.46	(0.04)	(1.86)	(1.90)
1998	$15.35	0.03	2.20	2.23	(0.03)	(1.68)	(1.71)
1999	$15.87	(0.04)	3.38	3.34	(0.00)(4)	(1.89)	(1.89)
2000	$17.32	(0.09)(6)	0.23(5)	0.14	--	(0.51)	(0.51)
Wachovia Quantitative Equity Fund
1996(1)	$13.09	0.04	2.56	2.60	(0.04)	--	(0.04)
1997	$15.65	0.08	4.10	4.18	(0.09)	(0.79)	(0.88)
1998	$18.95	0.05	3.04	3.09	(0.06)	(1.75)	(1.81)
1999	$20.23	(0.05)	3.16	3.11	(0.01)	(2.42)	(2.43)
2000	$20.91	(0.12)	0.70	0.58	--	--	--
Wachovia Special Values Fund
1999(7)	$14.60	0.17	1.22	1.39	--	--	--
2000	$15.99	0.10(5)	1.08	1.18	(0.25)	(0.52)	(0.77)
Wachovia Balanced Fund
1996(1)	$11.68	0.09	1.59	1.68	(0.07)	--	(0.07)
1997	$13.29	0.26	1.38	1.64	(0.26)	(1.44)	(1.70)
1998	$13.23	0.28	1.37	1.65	(0.29)	(0.90)	(1.19)
1999	$13.69	0.20	1.42	1.62	(0.21)	(1.69)	(1.90)
2000	$13.41	0.22	0.35	0.57	(0.22)	(0.09)	(0.31)
Wachovia Fixed Income Fund
1996(1)	$ 9.45	0.15	0.40	0.55	(0.17)	--	(0.17)
1997	$ 9.83	0.48	0.01	0.49	(0.48)	--	(0.48)
1998	$ 9.84	0.47	0.30	0.77	(0.47)	--	(0.47)
1999	$10.14	0.43	(0.58)	(0.15)	(0.43)	(0.04)	(0.47)
2000	$ 9.52	0.48(5)	0.18	0.66	(0.47)	--	(0.47)

(1) Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

(4) Less than $0.01 per share.

(5) The amount shown in the caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(6) Per share information is based on average shares outstanding.

(7) Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.


The Wachovia Funds and The Wachovia Municipal Funds
Financial Highlights-Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30,	Net Asset Value, end of period	Total Return(2)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(3)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
Wachovia Equity Fund
1996(1)	$14.79	19.25%	1.90%(4)	0.02%(4)	0.20%(4)	$ 976	64%
1997	$15.35	19.27%	1.90%	0.18%	0.06%	$ 3,448	124%
1998	$15.87	16.52%	1.87%	0.17%	--	$ 5,725	150%
1999	$17.32	23.37%	1.84%	(0.26%)	--	$ 8,992	45%
2000	$16.95	0.69%	1.83%	(0.49%)	--	$11,154	41%
Wachovia Quantitative Equity Fund
1996(1)	$15.65	19.90%	1.87%(4)	0.46%(4)	0.11%(4)	$ 1,414	44%
1997	$18.95	28.33%	1.85%	0.31%	0.07%	$ 6,564	74%
1998	$20.23	18.15%	1.86%	0.20%	--	$19,532	38%
1999	$20.91	15.85%	1.86%	(0.27%)	--	$24,652	34%
2000	$21.49	2.77%	1.81%	(0.53%)	--	$24,310	14%
Wachovia Special Values Fund
1999(5)	$15.99	9.52%	1.98%(4)	0.93%(4)	0.01%(4)	$ 350	44%
2000	$16.40	7.74%	1.96%	0.61%	--	$ 427	42%
Wachovia Balanced Fund
1996(1)	$13.29	14.47%	1.76%(4)	1.93%(4)	0.16%(4)	$ 1,821	99%
1997	$13.23	14.19%	1.78%	2.01%	0.16%	$ 5,916	143%
1998	$13.69	13.56%	1.76%	2.13%	0.09%	$13,963	124%
1999	$13.41	13.08%	1.76%	1.50%	0.08%	$20,927	66%
2000	$13.67	4.19%	1.76%	1.50%	0.05%	$23,529	66%
Wachovia Fixed Income Fund
1996(1)	$ 9.83	5.83%	1.74%(4)	5.20%(4)	0.13%(4)	$ 113	181%
1997	$ 9.84	5.21%	1.75%	4.89%	0.11%	$ 140	174%
1998	$10.14	7.97%	1.72%	4.55%	0.05%	$ 533	111%
1999	$ 9.52	(1.51)%	1.72%	4.57%	0.03%	$ 819	49%
2000	$ 9.71	7.23%	1.71%	5.03%	0.00%(6)	$ 771	73%

(1) Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) This contractual expense decrease is reflected in both the expense and net investment income ratios shown above.

(4) Computed on an annualized basis.

(5) Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.

(6) Less than 0.01%.



The following documents contain further details about the Funds and are available upon request and without charge:


Statement of Additional Information (SAI)--The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Funds publish annual and semi-annual reports to shareholders which include information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-994-4414.


You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Cusip	929901734	Cusip	929901361
	929901742		929901510
	929901395		929901494
	929901809		929901486
	929901882		929901551
	929901387		929901544
	929901676		929901536
	929901460		929901270
	929901346		929901262
	929901767		929901254
	929901452		929901783
	929901338		929901791
	929901841		929901353
	929901635		929901650
	929901379		929901429
	929901601		929901296
	929901445		929901866
	929901320		929901411
	929901627		929901288
	929901437		929902401
	929901312		929902500
	929901692		929902104
	929901718		929902708


THE WACHOVIA FUNDS &
THE WACHOVIA MUNICIPAL FUNDS

CLASS A SHARES
All Portfolios


CLASS B SHARES AND CLASS C SHARES

Equity Fund
Quantitative Equity Fund
Growth and Income Fund
Equity Index Fund
Special Values Fund
Emerging Markets Fund
Personal Equity Fund
Balanced Fund
Blue Chip Value Fund
New Horizons Fund
International Equity Fund
Fixed Income Fund
Intermediate Fixed Income Fund
Short-Term Fixed Income Fund


Addresses

WACHOVIA EQUITY FUND
WACHOVIA QUANTITATIVE EQUITY FUND

WACHOVIA GROWTH & INCOME FUND

WACHOVIA EQUITY INDEX FUND

WACHOVIA SPECIAL VALUES FUND

WACHOVIA EMERGING MARKETS FUND

WACHOVIA PERSONAL EQUITY FUND

WACHOVIA BALANCED FUND


WACHOVIA BLUE CHIP VALUE FUND

WACHOVIA NEW HORIZONS FUND

WACHOVIA INTERNATIONAL EQUITY FUND


WACHOVIA FIXED INCOME FUND

WACHOVIA INTERMEDIATE FIXED INCOME FUND


WACHOVIA SHORT-TERM FIXED INCOME FUND

WACHOVIA GA MUNICIPAL BOND FUND


WACHOVIA NC MUNICIPAL BOND FUND

WACHOVIA SC MUNICIPAL BOND FUND

WACHOVIA VA MUNICIPAL BOND FUND

101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Wachovia Asset Management

100 North Main Street

Winston-Salem, NC 27101

TRANSFER AGENT, DIVIDEND DISBURSING
AGENT, AND PORTFOLIO RECORDKEEPER

Federated Shareholder Services Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

COUNSEL TO THE WACHOVIA FUNDS AND
THE WACHOVIA MUNICIPAL FUNDS

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue, N.W.

Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES


Bell Boyd & Lloyd
Three First National Plaza
70 West Madison Street
Suite 3300
Chicago, IL 60802-4207


INDEPENDENT AUDITORS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116


Investment Company Act File No. 811-6504
Investment Company Act File No. 811-6201

January 31, 2001
822-27 (1/01)

G01513-01 (1/01)


THE WACHOVIA FUNDS &
THE WACHOVIA MUNICIPAL FUNDS

CLASS Y SHARES

Prospectus
January 31, 2001

[Logo of Wachovia]

www.wachoviafunds.com

PROSPECTUS

The Wachovia Funds

CLASS Y SHARES

Wachovia Equity Fund

Wachovia Quantitative Equity Fund
Wachovia Growth & Income Fund
Wachovia Equity Index Fund
Wachovia Special Values Fund
Wachovia Emerging Markets Fund
Wachovia Personal Equity Fund
Wachovia Balanced Fund

Wachovia Blue Chip Value Fund
Wachovia New Horizons Fund
Wachovia International Equity Fund
Wachovia Fixed Income Fund
Wachovia Intermediate Fixed Income Fund
Wachovia Short-Term Fixed Income Fund


The Wachovia Municipal Funds

Wachovia Georgia Municipal Bond Fund
Wachovia North Carolina Municipal Bond Fund
Wachovia South Carolina Municipal Bond Fund
Wachovia Virginia Municipal Bond Fund

CLASS Y SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


Fund Goals, Strategies, Performance and Risk	1
What are the Funds' Fees and Expenses?	19
What are the Funds' Main Investments and Investment Techniques?	20
What are the Risks of Investing in the Funds?	22
What do Shares Cost?	24
How are the Funds Sold?	24
How to Purchase Shares	24
How to Exchange Shares	25
How to Redeem Shares	25
Account and Share Information	26
Who Manages the Funds?	27
Financial Information	30
JANUARY 31, 2001


Fund Goals, Strategies, Performance and Risks

EQUITY FUNDS

WACHOVIA EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal and income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends to select stocks that it perceives to be undervalued with prospects for improving fundamentals.

Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 22.04% (quarter ended December 31, 1998). Its lowest quarterly return was (11.75%) (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	S&P 500
1 Year	(4.72%)	(9.13%)
Start of Performance[1]	19.01%	20.06%

1 The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA QUANTITATIVE EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide growth of principal and income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. Stocks are selected using a quantitative computer valuation model provided by the Fund's sub-adviser. The model combines multiple factors believed to have predictive power in determining future stock price performance.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 23.29% (quarter ended December 31, 1998). Its lowest quarterly return was (10.55%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	S&P 500
1 Year	(2.30%)	(9.13%)
Start of Performance[1]	19.94%	20.06%

1 The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA GROWTH & INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide total return through growth of capital and current income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?


The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser uses a combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends to select stocks that it perceives to have potential for growth of capital and/or income.

Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 21.20% (quarter ended December 31, 1998). Its lowest quarterly return was (11.70%) (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	S&P 500
1 Year	(10.44%)	(9.13%)
Start of Performance[1]	7.39%	8.38%

1 The Fund's Class Y Shares start of performance date was March 30, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA EQUITY INDEX FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide a total return that approximates that of the stock market as measured by the S&P 500 Index (S&P 500).

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing in a broadly diversified portfolio of common stocks that make up the S&P 500. The Fund normally aims to invest in all the stocks in the S&P 500 and closely match the performance of the S&P 500. The Fund is managed using a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the stocks in the S&P 500. Under normal circumstances, at least 95% of the value of the Fund's holdings will be invested in stocks in the S&P 500 and S&P 500 futures contracts. However, the Fund is not required to sell securities if the 95% investment level changes due to increases or decreases in the market value of portfolio securities.


Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 21.28% (quarter ended December 31, 1998). Its lowest quarterly return was (10.03%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	S&P 500
1 Year	(9.33%)	(9.13%)
Start of Performance[1]	19.21%	20.06%

1 The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA SPECIAL VALUES FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1.5 billion or less. The Fund may invest up to 20% of total assets in foreign securities.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (Ioad). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 16.61% (quarter ended June 30, 1999). Its lowest quarterly return was (17.97%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Russell 2000 Small Stock Index (RUS2), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	RUS2
1 Year	15.42%	(3.02%)
Start of Performance[1]	15.08%	11.86%

1 The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA EMERGING MARKETS FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce long-term capital appreciation.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of securities of issuers located in countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing. The investment adviser uses a value-oriented approach and selects companies in countries where political and economic factors, including currency movements, are likely to produce above average capital appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its holdings in securities of issuers located emerging market countries. Although the Fund will focus its investment on the common stocks of foreign companies located in emerging market countries, the Fund may also invest in other types of securities, including debt sec urities.


Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 32.51% (quarter ended December 31, 1999). Its lowest quarterly return was (26.53%) (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the International Finance Corporation Investable Index (Total Return Series) (IFCI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	IFCI
1 Year	(25.32%)	(31.76%)
Start of Performance[1]	(2.48%)	(5.91%)

1 The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA PERSONAL EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks growth of principal and income, while minimizing the impact of taxes on shareholder returns.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its goal by investing in a portfolio of common stocks of companies traded in an established market. The Fund's investment adviser identifies the most attractive securities based on a disciplined analysis of investment criteria that considers both growth and value opportunities. The Fund is managed with a long-term time horizon, and is anticipated to have a lower turnover ratio than a typical equity mutual fund. With the goal of maximizing after-tax returns, the Fund's investment adviser will seek to minimize realized capital gains in general, and short-term capital gains in particular. For example, it will generally buy securities that it intends to hold over the long term, and avoid short-term trading. In deciding which securities to sell, the Fund's investment adviser will consider their capital gain or loss situation, and may attempt to off-set capital gains by selling securities that have gone down in value or that have the highest cost basis. Also, the Fund's investment adviser gener ally will consider selling any security that has not met its expectations for growth, in which case the capital gain generally would be relatively small. Successful application of this strategy will result in shareholders incurring capital gains when they ultimately sell their Fund shares.

Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.43% (quarter ended March 31, 2000). Its lowest quarterly return was (12.77%) (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	S&P 500
1 Year	(11.33%)	(9.13%)
Start of Performance[1]	0.34%	0.73%

1 The Fund's Class Y Shares start of performance date was July 30, 1999.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA BALANCED FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide long-term growth of principal and current income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting, debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.


Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 12.91% (quarter ended December 31, 1998). Its lowest quarterly return was (5.69%) (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBABI), each a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	S&P 500	LBABI
1 Year	1.86%	(9.13%)	11.63%
Start of Performance[1]	14.81%	20.06%	7.60%

1 The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WACHOVIA BLUE CHIP VALUE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce growth of principal and income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in blue chip stocks with market capitalization of at least $1 billion. The Fund invests primarily in sectors typically considered value-oriented, and it primarily holds stocks viewed as value-oriented investments. However the adviser believes that to value any company appropriately, you must also assess its prospects for future growth. Therefore, it selects securities based on a number of factors, incorporating both growth and value measures. The investment adviser seeks to invest in blue chip U.S. companies in traditional sectors of the U.S. economy that are adopting new economy tools, such as technology, to enhance their business. This selection process identifies stocks the adviser perceives to be undervalued and/or have unrecognized growth potential.

PERFORMANCE

The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

WACHOVIA NEW HORIZONS FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce capital appreciation.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks with market capitalization of at least $1 billion. The Fund's investment adviser begins with an assessment of major industry trends, in place or beginning, that are likely to influence the future growth and profitability of new economy companies. Given these trends, a detailed analysis of individual companies seeks to identify the potential beneficiaries. This analysis includes an assessment of each company's ability to generate current and prospective cash flow. Our goal is to build a portfolio of companies likely to deliver strong future cash flow that is not yet fully valued by the market.

PERFORMANCE

The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

WACHOVIA INTERNATIONAL EQUITY FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce capital appreciation.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund invests primarily in securities of large capitalization foreign companies. The Fund invests at least 80% of its assets in the equity securities of large capitalization foreign companies, including multinational companies. The Fund invests in American Depositary Receipts (ADRs) and may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies. In choosing investments, Simms Capital Management, Inc. (Sub-Adviser) analyzes factors such as the issuer's financial condition, stock price, earnings growth, sector growth and exposure to economic conditions outside the issuer's home base and the United States.

The Fund will invest in the securities of large capitalization companies, that is, securities of companies whose market capitalization is greater than $1 billion at the time of purchase. The Sub-Adviser seeks growth at a reasonable price. That is, the Sub-Adviser looks for stocks that it believes will increase in value over time, based upon its analysis of a company's growth prospects. The Sub-Adviser seeks to invest in companies with relatively high return on equity and high earnings growth rates, not companies or industries that have predominantly cyclical characteristics. In choosing investments, the Sub-Adviser analyzes the following factors:

  The present value of a company's future cash flows using a proprietary Dividend Discount Model. This model computes the present value of the estimated future dividends of a company utilizing an assumed interest rate;
  The stock's price relative to similar companies and the market;
  The company's financial condition and cash flow;
  The growth of the company's earnings;
  Demand and supply for a company's shares, including insider transactions;
  Industry momentum, that is, the rate at which the company's sector is growing;
  The stock's liquidity;
  The company's exposure to economic conditions outside the U.S.;
  For foreign securities, diversification by country as compared with the country weighting of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index; and
  For foreign securities, a company's economic exposure to countries outside its home base, including the U.S.

Under normal market conditions, the Sub-Adviser expects to invest as least 80% of the Fund's total assets in ADRs of foreign companies or directly in non-U.S. dollar-denominated equity securities of foreign companies. The Sub-Adviser expects to invest no more than 20% of the Fund's total assets in convertible or preferred securities, debt securities or money market instruments, if at all. The Sub-Adviser uses a bottom-up approach in selecting stocks.

PERFORMANCE

The Fund is a new fund that is just commencing operations, and therefore, has no performance history.


INCOME FUNDS

WACHOVIA FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks a high level of total return.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

As a secondary investment objective, the Fund attempts to minimize volatility of principal relative to the fixed income markets. Total return consists of income and capital gains (both realized and unrealized). The Fund pursues its investment objectives by investing primarily in a diversified portfolio of fixed income securities that, at the time of purchase, are rated in the top four investment categories by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are of comparable quality to securities with such ratings. The Fund invests in corporate bonds, asset- and mortgage-backed securities and U.S. government securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate. The Fund attempts to add value by focusing on four primary areas: duration, management, yield curve management, sector weighting and security selection. Normally, the Fund will maintain an average dollar-weighted maturity of between 6 to 10 years. The F und will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities.


Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 4.13% (quarter ended December 31, 2000). Its lowest quarterly return was (1.20%) (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), a broad based market index. LBABI measures both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. Agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	LBABI
1 Year	11.09%	11.63%
Start of Performance[1]	7.05%	7.60%

1 The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA INTERMEDIATE FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks current income consistent with preservation of capital.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues it investment objective by investing primarily in a portfolio of fixed income securities, that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate. The Fund attempts to add value by focusing on four primary areas: duration, management, yield curve management, sector weighting and security selection. Normally, the Fund will maintain an average dollar-weighted maturity of between 3 to 10 years. The Fund will invest, under normal circumstances, at least 65% of the value of its holdings in fixed income securities with stated maturities or estimated average lives of 10 years or less.


Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.60% (quarter ended December 31, 2000). Its lowest quarterly return was (1.30%) (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers Government/Corporate Intermediate Index (LBGCII), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	LBGCII
1 Year	9.63%	10.12%
Start of Performance[1]	5.60%	6.32%

1 The Fund's Class Y Shares start of performance date was March 30, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA SHORT-TERM FIXED INCOME FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to produce a high level of current income.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund pursues its investment objective by investing primarily in a portfolio of short-term fixed income securities that, at the time of purchase, are rated in the top four investment categories by an NRSRO or, if unrated, are of comparable quality to securities with such ratings. Under normal market circumstances, the Fund will invest at least 65% of its holdings in such securities. The investment adviser changes the Fund's weighting in these types of investments as it thinks appropriate and use fundamental macroeconomic, credit and market analysis to select portfolio securities. The Fund will maintain an average dollar-weighted maturity of between one to three years.


Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 3.29% (quarter ended September 30, 1998). Its lowest quarterly return was 0.16% (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year U.S. Treasury Index (MLUST), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	MLUST
1 Year	8.63%	7.99%
Start of Performance[1]	6.02%	6.40%

The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

MUNICIPAL FUNDS


WACHOVIA GEORGIA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.


Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 4.44% (quarter ended December 31, 2000). Its lowest quarterly return was (2.15%) (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond Index (LBMBI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	LBMBI
1 Year	10.72%	11.68%
Start of Performance[1]	5.30%	6.71%

The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.


Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 4.45% (quarter ended December 31, 2000). Its lowest quarterly return was (2.23%) (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond Index (LBMBI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	LBMBI
1 Year	10.68%	11.68%
Start of Performance[1]	5.54%	6.71%

1 The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide current income which is exempt from federal regular income tax and the South Carolina state income taxes.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests its assets so that at least 80% of its interest income is exempt from federal regular income tax and South Carolina state income taxes or that at least 80% of its total assets are invested in debt obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification.


Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 4.59% (quarter ended December 31, 2000). Its lowest quarterly return was (1.88%) (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond Index (LBMBI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	LBMBI
1 Year	11.42%	11.68%
Start of Performance[1]	5.89%	6.71%

1 The Fund's Class Y Shares start of performance date was July 23, 1996.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


WACHOVIA VIRGINIA MUNICIPAL BOND FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

Seeks to provide a high level of current income that is exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia as is consistent with the preservation of capital.

WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND?

The Fund normally invests at least 80% of its total assets in debt obligations, the interest income from which is exempt from federal regular income tax and the personal income taxed imposed by the Commonwealth of Virginia. The investment adviser selects investments after assessing factors such as trends in interest rates, credit worthiness, the supply of appropriate municipal bonds, and portfolio diversification. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of Virginia, its political subdivisions, or agencies.


Risk/Return Bar Chart and Table


[Graphic Representation Omitted--See Appendix]


The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-end basis.

The Fund's Class Y Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

Within the period shown in the Chart, the Fund's Class Y Shares highest quarterly return was 4.73% (quarter ended December 31, 2000). Its lowest quarterly return was (1.76%) (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class Y Shares Average Annual Total Returns for the calendar period ended December 31, 2000. The table shows the Fund's Class Y Shares total returns averaged over a period of years relative to the Lehman Brothers Municipal Bond Index (LBMBI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class Y	LBMBI
1 Year	11.28%	11.68%
Start of Performance[1]	4.71%	5.28%

1 The Fund's Class Y Shares start of performance date was March 30, 1998.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A description of these risks can be found in "What are the Risks of Investing in the Funds?" herein.

Fund	Market Risks[1]	Debt Securities Risks[2]	Emerging Markets Risks[3]	Municipal Securities Risks[4]	Diversification Risks[5]	Risks Related to Investing for Value[6]	Risks of Foreign Investing[7]	Risks Related to Investing for Growth[8]	Currency Risk[9]
Equity Fund	x
Quantitative Equity Fund	x
Growth & Income Fund	x
Equity Index Fund	x
Special Values Fund	x
Emerging Markets Fund	x		x				x		x
Personal Equity Fund	x
Balanced Fund	x	x
Fixed Income Fund	x	x
Intermediate Fixed Income Fund	x	x
Short-Term Fixed Income Fund	x	x
Blue Chip Value Fund	x					x		x
New Horizons Fund	x					x		x
International Equity Fund	x						x	x	x
Georgia Municipal Bond Fund	x	x		x	x
North Carolina Municipal Bond Fund	x	x		x	x
South Carolina Municipal Bond Fund	x	x		x	x
Virginia Municipal Bond Fund	x	x		x	x

1 Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.

2 Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and a Fund's net asset value may go down.

3 Investments in developing or emerging markets securities are subject to higher risks than those in developed market countries because there is greater uncertainty in less established markets and economies. These risks include the possibility of expropriation, nationalization or confiscatory taxation, unstable political, social or economic systems, smaller securities markets, lower trading volume, and substantial rates of inflation.

4 Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates.

5 Compared to diversified mutual funds, they may invest a higher percentage of a Fund's assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.

6 Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.

7 Because the Fund will invest in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

8 Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

9 Because exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities denominated in a single currency.

What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay when you buy and hold shares of the Funds' Class Y Shares.

Shareholder Fees Fees Paid Directly From Your Investment	Equity Fund	Quantitative Equity Fund	Growth & Income Fund	Equity Index Fund	Special Values Fund	Emerging Markets Fund	Personal Equity Fund	Balanced Fund	Blue Chip Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.70%	0.30%	0.80%	1.00%	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	None	None	None	None	None	None	None	None	None
Shareholder Services Fee	None	None	None	None	None	None	None	None	0.25%
Other Expenses	0.13%	0.11%	0.12%	0.11%	0.16%	0.27%	0.11%	0.11%	0.57%
Total Annual Class Y Shares Operating Expenses (Before Waiver)1	0.83%	0.81%	0.82%	0.41%	0.96%	1.27%	0.81%	0.81%	1.52%
Waiver of Fund Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.05%	0.43%
Total Annual Fund Operating Expenses (After Waiver)	0.83%	0.81%	0.82%	0.41%	0.96%	1.27%	0.81%	0.76%	1.09%

Shareholder Fees Fees Paid Directly From Your Investment	New Horizons Fund	International Equity Fund	Fixed Income Fund	Intermediate Fixed Income Fund	Short-Term Fixed Income Fund	Georgia Municipal Bond Fund	North Carolina Municipal Bond Fund	South Carolina Municipal Bond Fund	Virginia Municipal Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	1.00%	0.60%	0.60%	0.55%	0.75%	0.75%	0.75%	0.74%
Distribution (12b-1) Fee	None	None	None	None	None	None	None	None	None
Shareholder Services Fee	0.25%	None	None	None	None	None	None	None	None
Other Expenses	0.57%	0.63%	0.11%	0.15%	0.25%	0.17%	0.11%	0.12%	0.16%
Total Annual Class Y Shares Operating Expenses (Before Waiver)1	1.52%	1.63%	0.71%	0.75%	0.80%	0.92%	0.86%	0.87%	0.90%
Waiver of Fund Expenses	0.43%	0.00%	0.00%	0.01%	0.17%	0.32%	0.26%	0.29%	0.30%
Total Annual Fund Operating Expenses (After Waiver)	1.09%	1.63%	0.71%	0.74%	0.63%	0.60%	0.60%	0.58%	0.60%

1 Pursuant to an agreement between the Adviser and The Wachovia Funds and The Wachovia Municipal Funds (collectively, the Trusts), the Adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

EXAMPLE

The following Example is intended to help you compare the cost of investing in each Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Equity Fund	$85	$265	$460	$1,025
Quantitative Equity Fund	$83	$259	$450	$1,002
Growth & Income Fund	$84	$262	$455	$1,014
Equity Index Fund	$42	$132	$230	$518
Special Values Fund	$98	$306	$531	$1,178
Emerging Markets Fund	$129	$403	$697	$1,545
Personal Equity Fund	$83	$259	$450	$1,002
Balanced Fund	$78	$243	$422	$942
Blue Chip Value Fund	$111	$347	N/A	N/A
New Horizons Fund	$111	$347	N/A	N/A
International Equity Fund	$166	$514	N/A	N/A
Fixed Income Fund	$73	$227	$395	$883
Intermediate Fixed Income Fund	$76	$237	$411	$918
Short-Term Fixed Income Fund	$64	$202	$351	$786
Georgia Municipal Bond Fund	$61	$192	$335	$750
North Carolina Municipal Bond Fund	$61	$192	$335	$750
South Carolina Municipal Bond Fund	$59	$186	$324	$726
Virginia Municipal Bond Fund	$61	$192	$335	$750


What are the Funds' Main Investments and Investment Techniques?

EQUITY SECURITIES

The Equity Funds invest primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

Common Stocks

Common Stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred Stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated shares by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another parry of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Funds may engage in one or more of the following:

  Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.
  Buy put options on securities. securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Buy or write options to close out existing options positions.


FIXED INCOME SECURITIES

The Income Funds invest primarily in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.


MUNICIPAL SECURITIES

The Municipal Funds invest primarily in municipal securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Municipal Funds may invest in taxable municipal securities.

TAX EXEMPT SECURITIES

The Municipal Funds invest primarily in tax exempt securities. Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest from the Municipal Funds' investments may be subject to the federal alternative minimum tax for individuals and corporations.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Funds (except Equity Index Fund and Personal Equity Fund) actively trade their portfolio securities in an attempt to achieve each Fund's investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on the Fund's performance.

CREDIT QUALITY AND INVESTMENT RATINGS

When a Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Service at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS

The Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

S&P 500 INDEX

The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. S&P designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market value; that is, its market price per share times the number of shares outstanding. From time to time, S&P may add or delete stocks from the Index. The Index represents approximately 70% of the total market value of all common stocks. In addition, it is familiar to investors, and is recognized as a barometer of common stock investment returns. Inclusion of a particular security in the Index in no way implies an opinion by S&P as to the stock's appropriateness as an investment. The Funds are not sponsored, endorsed, sold or promoted by or affiliated with S&P.

What are the Risks of Investing in the Funds?

MARKET RISK

Each Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Equity Funds invest primarily in stocks they are more subject to equity risks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the Special Values Fund will be more volatile than broad stock market indices, such as the S&P 500, or than funds that invest in large-capitalization companies such as Quantitative Equity Fund or Equity Fund.


RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.


DEBT SECURITIES RISKS

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and any of the Income Funds' or Municipal Funds' net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and a Fund's net asset value can be expected to fluctuate accordingly.

The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities declines, the net asset value could go down.

Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the Income Funds and Municipal Funds.

MUNICIPAL SECURITIES RISKS

Local political and economic factors may adversely affect the value and liquidity of municipal securities held by each of the Municipal Funds. The value of municipal securities can be affected more by supply and demand factors or the creditworthiness of the issuer than market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. Because the Funds invest primarily in Georgia, North Carolina, South Carolina and Virginia, respectively, they may be adversely affected by the factors or events particular to that state.

DIVERSIFICATION RISKS

The Municipal Funds are not diversified. Compared to diversified mutual funds, they may invest a higher percentage of each Fund's assets among fewer issuers of portfolio securities. This increases each Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's share price and performance.

PREPAYMENT RISK

The Income Funds are subject to prepayment risk. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require a Fund to reinvest the prepayment at a lower yield. In addition, a Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.

TAX RISK

Interest on a municipal security may be subject to regular federal income tax. Since, any investment can be adversely affected by changes in tax laws, all of the Funds are subject to this risk. For example, the value of stocks can by affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount a Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on a Fund's investment performance. The Equity and Income Funds are subject to this risk.

FOREIGN SECURITIES RISKS

The Equity Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

EMERGING MARKET SECURITIES RISKS


Investing in the Emerging Markets Fund and the International Equity Fund entails a substantial degree of risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.


Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces an Income Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of an Equity Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Funds may lend securities. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.


CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

MANAGER RISK

Manager risk is the risk that a portfolio manager's investment strategy may not produce the intended results. Manager risk also involves the possibility that a portfolio manager fails to execute an investment strategy effectively.


What do Shares Cost?

You can purchase, redeem, or exchange Class Y Shares (Shares) any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next determined net asset value (NAV).


NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Income Funds generally value fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable. Securities held by the Emerging Markets Fund and the International Equity Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate its NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell the Fund's shares.


The following table summarizes the minimum required investment amount required for an investment in a Fund.

Minimum Initial/ Subsequent Investment Required
The Wachovia Funds	$250/$50
The Wachovia Municipal Funds	$500/$100

Minimum initial investments may be waived from time to time for purchases by the Trust Division of Wachovia Bank, N.A. (Wachovia Bank) for its fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

How are the Funds Sold?


Each Fund (except the Municipal Funds) offers four share classes: Class A Shares, Class B Shares, Class C Shares and Class Y Shares, each representing interests in a single portfolio of securities. The Municipal Funds offer two classes of shares: Class A Shares and Class Y Shares.

This prospectus relates only to Class Y Shares of the Funds. Each share class has different sales charges and other expenses, which affect its performance. Call 1-800-994-4414 or contact your investment professional for more information concerning the other classes.


The Fund's Distributor, Federated Securities Corp., (Distributor) markets the Shares described in this prospectus to certain accounts held by Wachovia Bank and its affiliates in a fiduciary, advisory, agency, custodial, or similar capacity. In connection with the sale of Shares the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through the Trust Division of Wachovia Bank in accordance with the procedures set forth in your account agreement. Payment may be made by check, by wire of federal funds, or by debiting a customer's account with Wachovia Bank.

Purchase orders must be received by 3:00 p.m. (Eastern time) in order to receive that day's public offering price. Orders received after 3:00 p.m. (Eastern time) will be purchased at the next determined public offering price.

Each Fund and the Distributor reserve the right to reject any request to purchase Shares.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Fund. You must meet the minimum initial investment requirement for purchasing Shares.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you may add to your investment on a regular basis in amounts of at least $25. Under this program, funds may be automatically withdrawn from your checking account and invested in Fund shares at the NAV next determined after an order is received by a Fund. You may apply for participation in this program through Wachovia Bank or through the Distributor.

How to Exchange Shares

EXCHANGE PRIVILEGE

You may exchange Shares of a Wachovia Fund into Shares of the same class of another Wachovia Fund at NAV. To do this, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration.

The Funds may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Funds' management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

Shareholders contemplating exchanges into The Wachovia Municipal Funds should consult their tax advisers since the tax advantages of each Fund may vary.

By Telephone

You may exchange Shares by telephone by calling 1-800-922-9008.

Telephone exchange instructions must be received by 4:00 p.m. (Eastern time) for Shares to be exchanged that day.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will notify you if telephone transaction privileges change.

How to Redeem Shares

Each Fund redeems shares at its NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail through the trust department of Wachovia Bank or directly from the Fund.

All redemption requests must be received before 3:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's NAV.

Shareholders who are trust customers of Wachovia Bank may contact their trust officer by telephone or mail for assistance with redemptions. You may redeem Shares by calling the Wachovia Funds Service Center for assistance at 1-800-922-9008.

Your telephone instructions may be recorded. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

  your redemption is to be sent to an address other than the address of record;
  your redemption is to be sent to an address of record that was changed within the last thirty days; or
  a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal Program allows you to automatically redeem Shares monthly or quarterly at a minimum of $100. Your account value must be at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account, and the payments should not be considered yield or income. You may apply for participation in this program through your financial institution.

SHARE CERTIFICATES

The Funds no longer issue Share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS


Fund	Dividends Declared and Paid
Equity Fund
Quantitative Equity Fund
Growth & Income Fund
Equity Index Fund	quarterly
Personal Equity Fund
Balanced Fund
Blue Chip Value Fund
New Horizons Fund
Fixed Income Fund
Intermediate Fixed Income Fund	monthly
Short-Term Fixed Income Fund
Emerging Markets Fund	annually
Special Values Fund
International Equity Fund
The Wachovia Municipal Funds	Declared daily/Paid monthly


Dividends are declared and paid to shareholders invested in a Fund on the record date.

In addition, each Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect to receive cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

THE WACHOVIA FUNDS TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

The Funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Whether or not dividends are exempt from federal income tax, they may be subject to state and local taxes, although the each Fund's dividends will be exempt from their respective state's personal income tax (i.e., Georgia, North Carolina, South Carolina or Virginia) to the extent they are derived from interest on obligations exempt from that state's personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in a Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?


The Board of Trustees governs the Funds. The Board selects and oversees the investment adviser for the Funds, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101.

Wachovia Bank has been managing trust assets for over 100 years, with approximately $40 billion in managed assets as of December 31, 2000.

Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc., McMurray, Pennsylvania, which is paid by the investment adviser and not by the Fund.

International Equity Fund is sub-advised by Simms Capital Management, Inc., ("Simms"), Greenwich, Connecticut. Simms is a registered investment adviser and offers investment advisory services to open-end investment funds and other managed pooled investment vehicles. Simms supervises and assists in the overall management of the Fund's affairs, subject to oversight by Wachovia Asset Management, the Fund's Adviser, and the Fund's Board of Trustees. Simms is paid by the investment adviser and not by the Fund.


The investment adviser is entitled to receive annual investment advisory fees equal to a percentage of each Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse a Fund for certain expenses.


Fund	Annual Investment Advisory Fee paid to Investment Adviser as a percentage of average daily net assets
Equity Fund	0.70%
Quantitative Equity Fund	0.70%
Growth & Income Fund	0.70%
Equity Index Fund	0.30%
Special Values Fund	0.80%
Emerging Markets Fund	1.00%
Personal Equity Fund	0.70%
Balanced Fund	0.70%
Blue Chip Value Fund	0.70%
New Horizons Fund	0.70%
International Equity Fund	1.00%
Fixed Income Fund	0.60%
Intermediate Fixed Income Fund	0.60%
Short-Term Fixed Income Fund	0.55%
Georgia Municipal Bond Fund	0.75%
North Carolina Municipal Bond Fund	0.75%
South Carolina Municipal Bond Fund	0.75%
Virginia Municipal Bond Fund	0.74%

Pursuant to an agreement between the investment adviser and the Trusts, the investment adviser agrees during the period from December 15, 1998 through January 31, 2002 to waive its fees and/or make reimbursements to the Funds, so that each Fund's net operating expenses do not exceed, in the aggregate, the Fund's Total Actual Operating Expenses. The investment adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the investment adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.


PORTFOLIO MANAGERS


Portfolio Manager	Funds Managed	Biography
Kenneth J. Bolich	New Horizons Fund

Mr. Bolich is primarily responsible for the day-to-day management of the New Horizons Fund's portfolio. He is a vice president with Wachovia Asset Management, serving as an institutional/personal portfolio manager and securities analyst for the Core Equity product's Technology sector team. Prior to joining Wachovia Asset Management, he was an equity analyst for Prudential Bache Securities. Mr. Bolich received a bachelor's degree from Stanford University and a master's degree in Business Administration from Duke University. He has over six years of professional investment experience and is a member of the Association for Investment Management and Research and the Atlanta Society of Financial Analysts.

Daniel S. Earthman	Balanced Fund Growth & Income Fund Equity Fund Personal Equity Fund Quantitative Equity Fund Blue Chip Value Fund New Horizons Fund

Mr. Earthman is a Chartered Financial Analyst, Portfolio Manager and a Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in 1988, Mr. Earthman was a Vice President and Investment Manager with Richland Asset Management in Nashville, and an Assistant Vice President and Portfolio Manager with North Carolina National Bank in Charlotte. Mr. Earthman received a bachelors degree in business from Southern Methodist University and an MBA from the University of North Carolina at Chapel Hill.

Roger L. Glenski	Special Values Fund

Mr. Glenski is a Certified Public Accountant, Portfolio Manager and Vice President of the investment adviser. Mr. Glenski joined Wachovia Bank in 1996, specializing in the valuation of closely-held businesses and small companies. Previously, Mr. Glenski was a staff accountant by the accounting firms of KPMG and Deloitte & Touche LLP in Chicago. Mr. Glenski received a bachelors degree from the University of Missouri-Kansas City and an MBA from the University of Chicago.

John F. Hageman	Equity Fund Balanced Fund Growth & Income Fund Personal Equity Fund Quantitative Equity Fund Blue Chip Value Fund New Horizons Fund

John F. Hageman is a Chartered Financial Analyst and a Senior Vice President and Institutional Portfolio Manager for the investment adviser. Mr. Hageman is responsible for managing employee benefit, foundation and endowment portfolios. Prior to joining Wachovia Bank in 1986, Mr. Hageman was Vice President and head of Institutional Investment Management at Michigan National Investment Corporation from 1977 to 1986, and an account executive with Merrill Lynch from 1975 to 1977. Mr. Hageman received his B.A. from Wabash College.

Jasbeena	Emerging Markets Fund

Jasbeena is a vice president with Wachovia Asset Management, serving as co-manager of the Wachovia Emerging Market Fund with specific responsibility for Asia equities since July 2000. Prior to joining Wachovia Asset Management in July 2000, Ms. Jasbeena was a research analyst RT Investment Counsel, Inc., beginning in 1994. Ms. Jasbeena received a bachelor's degree in Economics from York University. She has over seven years of investment experience and is a member of the Association of Investment Management and Research.

Michael W. Holt	Fixed Income Fund Intermediate Fixed Income Fund Short-Term Fixed Income Fund

Mr. Holt is a Chartered Financial Analyst and Fixed Income Portfolio Manager of the investment adviser. Mr. Holt joined Wachovia Bank in 1991. He is a graduate of the University of Tennessee where he majored in economics and received an MBA in Finance.

Russell L. Kimbro, Jr.	Equity Fund Balanced Fund Growth & Income Fund Personal Equity Fund Quantitative Equity Fund Blue Chip Value Fund New Horizons Fund

Mr. Kimbro is a Chartered Financial Analyst and Senior Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. Kimbro joined Wachovia Bank in 1985. Mr. Kimbro is an instructor of corporate finance an the University of North Carolina at Greensboro. He received his bachelors degree in economics from Virginia Polytechnical Institute and State University and an MBA from the University of North Carolina at Greensboro.

F. Stanley King	Equity Fund Balanced Fund Growth & Income Fund Personal Equity Fund Quantitative Equity Fund Blue Chip Value Fund New Horizons Fund

Mr. King is a Chartered Financial Analyst and a Senior Vice President of the investment adviser. Mr. King serves as manager of institutional portfolio management for the investment adviser. Mr. King joined Wachovia Bank in 1985 as a securities analyst and assumed his current position in 1991. He has both his bachelors and masters of science degrees from North Carolina State University.

Thomas S. Kingsley	International Equity Fund

Mr. Kingsley, a Principal and Director of Trading of Simms Capital Management, Inc. ("Simms"), joined Simms in September of 1994. Mr. Kingsley was a Mechanical Engineer and a Nuclear Test Engineer with General Dynamics, Electric Boat Division prior to joining the firm. His primary responsibilities included acting as the site production manager for major modifications to the exterior of a submarine, evaluation of acoustic performance, and testing associated with nuclear power plant installation and operation. He received his MBA in Financial Services from Rensselaer Polytechnic Institute and his BS in Mechanical Engineering from Florida Atlantic University/Rutgers University.

Matthew J. McGuinness	Equity Fund Balanced Fund Growth & Income Fund Personal Equity Fund Quantitative Equity Fund Blue Chip Value Fund New Horizons Fund

Mr. McGuinness is a Chartered Financial Analyst and Vice President and Portfolio Manager for Personal Financial Services for the investment adviser. Mr. McGuinness joined Wachovia Bank in 1991 in the Estates/Closely-Held Unit. He received an MBA from the University of North Carolina at Chapel Hill.

Thomas L. Melly	International Equity Fund

Mr. Melly, a Principal of Simms, joined Simms in 1990. Previously, Mr. Melly was with Lake Partners, Inc., an independent investment consulting firm which advises high net worth investors and private and institutional investment partnerships. His responsibilities included the design and implementation of custom-tailored investment programs and the evaluation of hedge funds and investment managers in the specialized areas of short selling, risk and convertible arbitrage and high yield securities. He was an institutional fixed income specialist at Autranet, Inc. and Tucker, Anthony & R.L. Day, Inc. from 1985 to 1998. From 1981 until 1983 he was an account officer and credit analyst at Chemical Bank. Mr. Melly received his MBA from the Amos Tuck School at Dartmouth in 1985 and his BA from Trinity College in 1980

Jennifer D. Miller	International Equity Fund

Ms. Miller, a Principal of Simms, joined Simms in 1991. Previously, Ms. Miller spent six years in the Investment Strategy Group at Salomon Brothers Inc. Her responsibilities included the quantitative and technical analysis of the firm's priority positions. She also served as a liaison between the research staff, the firm's proprietary traders and clients to establish and manage portfolios using optimization, immunization, and index techniques. Ms. Miller received her MBA from the Stem Graduate School of Business at New York University in 1990 and her BS in Finance from Lehigh University in 1982.

Wayne F. Morgan	Fixed Income Fund Intermediate Fixed Income Fund Short-Term Fixed Income Fund

Mr. Morgan is a Chartered Financial Analyst and Senior Vice President of the investment adviser. Prior to joining Wachovia Bank in June, 1997 as a senior fixed income portfolio manager, Mr. Morgan served as the Director of Investments at the University of North Carolina at Chapel Hill, where he oversaw the management of the University's endowment fund. Mr. Morgan received both a bachelors degree and his MBA from the University of North Carolina at Chapel Hill.

J. Joseph Muster	The Wachovia Municipal Funds

Mr. Muster is a Vice President and Portfolio Manager of Money Market and Municipal Investments in the Fixed Income Section of the investment adviser. Mr. Muster joined Wachovia Bank in 1992 and worked as a credit analyst until January 1998 when he was promoted to portfolio manager. Mr. Muster is a graduate of the University of Georgia and received his MBA from Duke University.

Harold (Rick) Nelson III	Fixed Income Fund Intermediate Fixed Income Fund Short-Term Fixed Income Fund

Mr. Nelson III is a Senior Vice President and fixed income portfolio manager of the investment adviser. Mr. Nelson joined Wachovia Bank in 1985 as a fixed income portfolio manager. He received his bachelors of science degree in management from St. Francis College and his MBA in Finance from Mercer University.

Todd F. Rabold	Blue Chip Value Fund

Mr. Rabold is an assistant vice president with Wachovia Asset Management, serving as a personal portfolio manager and securities analyst for the Core Equity product's Communication Services and Consumer Staples sector team. Prior to joining Wachovia Asset Management, Mr. Rabold was an equity analyst and portfolio manager with Jefferson National Bank. He received a bachelor's degree in Finance from James Madison University. He is a member of the Association for Investment Management and Research and the North Carolina Society of Financial Analysts.

Robert Rosa, Jr.	International Equity Fund

Mr. Rosa joined Simms in March 1997. Mr. Rosa was an intern at Simms from June 1996 to February 1997. From 1999 to 1996 he worked for Allied Sigrial Corporation as a Structural Analyst. Mr. Rosa received his MBA with High Honors in Finance from Sacred Heart University and his BS with High Honors in Mechanical Engineering from Worcester Polytechnic Institute. Mr. Rosa is also a level II candidate in the CFA program.

B. Scott Sadler	Emerging Markets Fund

Mr. Sadler is a Chartered Financial Analyst, Portfolio Manager and Senior Vice President of the investment adviser. Mr. Sadler joined Wachovia Bank in 1987. Mr. Sadler is a graduate of the University of Virginia's McIntire School of Commerce with a bachelors degree in commerce.

Michael G. Sebesta	Fixed Income Fund Intermediate Fixed Income Fund Short-Term Fixed Income Fund

Mr. Sebesta is a Vice President and Fixed Income Portfolio Manager for the investment adviser. Mr. Sebesta joined Wachovia Bank in 1989. Mr. Sebesta has a bachelors degree in economics from Wake Forest University.

Robert A. Simms	International Equity Fund

Mr. Simms has been the President and CEO of Simms since 1984. Mr. Simms was with Bear, Stearns & Co., Inc. investment bankers, from 1972 to 1984, becoming a General Partner in 1977. His responsibilities included Manager of the Institutional Department, Manager of the Options and Futures Department, and Director of Asset Management Services. He was Executive Vice President of Black & Co. from 1968 to 1972, a member of the Institutional Sales Department of Paine, Webber, Jackson & Curtis from 1965 to 1968 and a research analyst for Dominick & Dominick from 1961 to 1965. He received a BA from Rutgers University in 1960.

James M. Tringas	Special Values Fund

Mr. Tringas is a Chartered Financial Analyst and is a Portfolio Manager and Vice President of the investment adviser. Mr. Tringas joined Wachovia in 1994 as a security analyst and assumed his current position in 1999. Prior to joining Wachovia he was employed by Ernst & Young, LLP in Atlanta. He holds a bachelors degree in accounting and a masters degree in tax from the University of Florida. Mr. Tringas is a Certified Public Accountant.

Herve van Caloen	International Equity Fund

Mr. van Caloen, a Principal, joined Simms in July 1999. Mr. van Caloen was with Scudder Stevens & Clark from 1985 through 1989 as in international portfolio manager responsible for the European investments of the Scudder International Fund. He joined Mitchell Hutchins Asset Management in 1989 where he founded and managed the Paine Webber Europe Growth Fund until the end of 1991. He was head of international investments and portfolio manager at Provident Capital Management, growing the assets to over $1 billion by 1995. He also started and managed an emerging markets fund for Provident in 1994. Mr. van Caloen joined Schroder Capital Management International as First Vice President in 1996 and briefly managed a small international hedge fund for GTF Asset Management. Mr. van Caloen has his MBA from the Claremont Graduate School and his Bachelor's degree from the European University in Antwerp, Belgium.

Joseph H. Waterfill	Balanced Fund Equity Fund Quantitative Equity Fund Growth & Income Fund Personal Equity Fund

Mr. Waterfill is a Senior Vice President and Portfolio Manager of the investment adviser. Mr. Waterfill joined Wachovia Bank in 1976. Mr. Waterfill received his bachelors of science degree from the U.S. Naval Academy and his MBA from Vanderbilt University.


Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with each Fund's audited financial statements, is included in the Annual Report.


Financial Highlights-The Wachovia Funds and The Wachovia Municipal Funds

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts, and Foreign Currency Transactions
Wachovia Equity Fund
1996[1]	$12.43	0.03	2.40	2.43	(0.05)	--
1997	$14.81	0.17	2.43	2.60	(0.16)	(1.86)
1998	$15.39	0.17	2.21	2.38	(0.17)	(1.68)
1999	$15.92	0.12	3.38	3.50	(0.11)	(1.89)
2000	$17.42	0.10	0.23[6]	0.33	(0.09)	(0.51)
Wachovia Quantitative Equity Fund
1996[1]	$13.09	0.04	2.60	2.64	(0.06)	--
1997	$15.67	0.23	4.12	4.35	(0.23)	(0.79)
1998	$19.00	0.23	3.06	3.29	(0.23)	(1.75)
1999	$20.31	0.18	3.14	3.32	(0.17)	(2.42)
2000	$21.04	0.11	0.69	0.80	(0.10)	--
Wachovia Growth & Income Fund
1998[7]	$22.31	0.09	1.24	1.33	(0.09)	--
1999	$23.55	0.12	4.24	4.36	(0.14)	(2.89)
2000	$24.88	0.03	(0.57)	(0.54)	(0.04)	(4.26)
Wachovia Equity Index Fund
1996[1]	$13.37	0.09[5]	2.60	2.69	(0.08)	--
1997	$15.98	0.29	3.86	4.15	(0.31)	(0.91)
1998	$18.91	0.30	3.92	4.22	(0.29)	(0.40)
1999	$22.44	0.33	4.13	4.46	(0.32)	(0.37)
2000	$26.21	0.28	(1.37)	(1.09)	(0.31)	(0.53)
Wachovia Special Values Fund
1996[1]	$13.62	0.03	2.02	2.05	--	--
1997	$15.67	0.16	4.53	4.69	(0.08)	(1.61)
1998	$18.67	0.21	(0.84)	(0.63)	(0.15)	(1.71)
1999	$16.18	0.30	0.54	0.84	(0.20)	(0.75)
2000	$16.07	0.25	1.09	1.34	(0.32)	(0.52)
Wachovia Emerging Markets Fund
1996[1]	$11.92	0.01[5]	(0.26)	(0.25)	--	--
1997	$11.67	0.07	(0.50)	(0.43)	(0.11)	--
1998	$11.13	0.13	(2.69)	(2.56)	(0.13)	--
1999	$8.44	0.04	3.34	3.38	(0.07)	--
2000	$11.75	0.07	(1.88)	(1.81)	(0.14)	--
Wachovia Personal Equity Fund
1999[8]	$10.00	0.02	0.67	0.69	(0.01)	--
2000	$10.68	0.03	(0.49)	(0.46)	(0.03)	(0.19)
Wachovia Balanced Fund
1996[1]	$11.68	0.08	1.63	1.71	(0.09)	--
1997	$13.30	0.38	1.39	1.77	(0.37)	(1.44)
1998	$13.26	0.42	1.37	1.79	(0.41)	(0.90)
1999	$13.74	0.32	1.44	1.76	(0.34)	(1.69)
2000	$13.47	0.35	0.35	0.70	(0.35)	(0.09)

1 Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This contractual expense decrease is reflected in both the expense and net investment ratios.

4 Computed on an annualized basis.

5 Per share information is based on average shares outstanding.

6 The amount shown in this caption does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return2	Expenses	Net Investment Income	Expense Waiver/ Reimbursement[3]	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.05)	$14.81	19.57%	0.90%[4]	0.91%[4]	0.19%[4]	$129,205	64%
(2.02)	$15.39	20.44%	0.90%	1.18%	0.07%	$156,238	124%
(1.85)	$15.92	17.69%	0.90%	1.13%	--	$200,324	150%
(2.00)	$17.42	24.52%	0.84%	0.73%	--	$223,878	45%
(0.60)	$17.15	1.78%	0.83%	0.51%	--	$276,342	41%

(0.06)	$15.67	20.19%	0.87%[4]	1.19%[4]	0.11%[4]	$152,571	44%
(1.02)	$19.00	29.60%	0.87%	1.35%	0.08%	$183,019	74%
(1.98)	$20.31	19.38%	0.87%	1.21%	--	$207,343	38%
(2.59)	$21.04	16.97%	0.86%	0.67%	--	$598,420	34%
(0.10)	$21.74	3.79%	0.81%	0.47%	--	$571,433	14%

(0.09)	$23.55	6.03%	0.86%[4]	0.90%[4]	0.08%[4]	$206,176	24%
(3.03)	$24.88	20.73%	0.84%	0.49%	--	$254,919	44%
(4.30)	$20.04	(3.33%)	0.82%	0.13%	--	$203,007	22%

(0.08)	$15.98	20.14%	0.48%[4]	1.92%[4]	0.06%[4]	$213,833	12%
(1.22)	$18.91	27.91%	0.47%	1.72%	0.02%	$248,030	4%
(0.69)	$22.44	23.05%	0.45%	1.46%	--	$291,708	29%
(0.69)	$26.21	20.24%	0.44%	1.32%	--	$361,934	11%
(0.84)	$24.28	(4.42%)	0.41%	1.09%	--	$327,570	12%

--	$15.67	15.05%	1.15%[4]	1.76%[4]	0.24%[4]	$58,697	38%
(1.69)	$18.67	33.29%	1.11%	0.88%	0.02%	$84,501	46%
(1.86)	$16.18	(3.59%)	1.00%	1.26%	--	$90,550	20%
(0.95)	$16.07	5.61%	0.98%	1.85%	0.00%[9]	$109,969	44%
(0.84)	$16.57	8.79%	0.96%	1.61%	--	$128,300	42%

--	$11.67	0.00%	0.63%[4]	0.45%[4]	0.13%[4]	$123,036	30%
(0.11)	$11.13	(3.73%)	1.54%	0.54%	--	$139,700	60%
(0.13)	$ 8.44	(23.34%)	1.44%	1.04%	--	$130,898	51%
(0.07)	$11.75	40.39%	1.35%	0.61%	--	$178,443	56%
(0.14)	$ 9.80	(15.74%)	1.27%	0.51%	--	$157,730	45%

(0.01)	$10.68	6.85%	0.90%[4]	0.33%[4]	0.01%[4]	$444,453	11%
(0.22)	$10.00	(4.44%)	0.81%	0.23%	--	$395,569	22%

(0.09)	$13.30	14.69%	0.76%[4]	2.85%[4]	0.16%[4]	$235,791	99%
(1.81)	$13.26	15.37%	0.77%	3.02%	0.16%	$250,083	143%
(1.31)	$13.74	14.77%	0.76%	3.15%	0.09%	$290,833	124%
(2.03)	$13.47	14.21%	0.76%	2.50%	0.08%	$424,506	66%
(0.44)	$13.73	5.19%	0.76%	2.51%	0.05%	$398,584	66%

7 Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

8 Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

9 Less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights-The Wachovia Funds and
The Wachovia Municipal Funds-continued

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts, and Foreign Currency Transactions
Wachovia Fixed Income Fund
1996[1]	$9.45	0.17	0.40	0.57	(0.19)	--
1997	$9.83	0.57	0.03	0.60	(0.58)	--
1998	$9.85	0.56	0.29	0.85	(0.56)	--
1999	$10.14	0.53	(0.58)	(0.05)	(0.53)	(0.04)
2000	$9.52	0.57	0.19	0.76	(0.57)	--
Wachovia Intermediate Fixed Income Fund
1998[7]	$10.12	0.42	0.25	0.67	(0.41)	--
1999	$10.38	0.53	(0.61)	(0.08)	(0.53)	(0.20)
2000	$9.57	0.55	0.15	0.70	(0.55)	(0.01)
Wachovia Short-Term Fixed Income Fund
1996[1]	$9.67	0.11[5]	0.18	0.29	(0.17)	--
1997	$9.79	0.56	(0.05)	0.51	(0.53)	--
1998	$9.77	0.54	0.14	0.68	(0.53)	--
1999	$9.92	0.51	(0.25)	0.26	(0.55)	--
2000	$9.63	0.54	0.12	0.66	(0.56)	--
Wachovia Georgia Municipal Bond Fund
1996[1]	$10.71	0.17	0.29	0.46	(0.17)	--
1997	$11.00	0.47	0.13	0.60	(0.47)	(0.02)
1998	$11.11	0.45	0.27	0.72	(0.45)	(0.00)[6]
1999	$11.38	0.45	(0.74)	(0.29)	(0.45)	(0.03)
2000	$10.61	0.50	0.23	0.73	(0.50)	--
Wachovia North Carolina Municipal Bond Fund
1996[1]	$10.71	0.16	0.32	0.48	(0.16)	--
1997	$11.03	0.46	0.13	0.59	(0.45)	(0.02)
1998	$11.15	0.46	0.32	0.78	(0.46)	(0.01)
1999	$11.46	0.45	(0.68)	(0.23)	(0.45)	(0.06)
2000	$10.72	0.48	0.25	0.73	(0.48)	(0.01)
Wachovia South Carolina Municipal Bond Fund
1996[1]	$10.73	0.20	0.32	0.52	(0.20)	--
1997	$11.05	0.55	0.12	0.67	(0.55)	(0.05)
1998	$11.12	0.54	0.24	0.78	(0.54)	(0.00)[6]
1999	$11.36	0.52	(0.77)	(0.25)	(0.52)	(0.02)
2000	$10.57	0.52	0.27	0.79	(0.52)	(0.00)[6]
Wachovia Virginia Municipal Bond Fund
1998[7]	$10.34	0.32	0.15	0.47	(0.32)	--
1999	$10.49	0.47	(0.65)	(0.18)	(0.47)	--
2000	$9.84	0.48	0.24	0.72	(0.48)	--

1 Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This contractual expense decrease is reflected in both the expense and net investment ratios.

4 Computed on an annualized basis.

5 Per share information is based on average shares outstanding.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return2	Expenses	Net Investment Income	Expense Waiver/ Reimbursement[3]	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.19)	$ 9.83	6.12%	0.75%[4]	6.33%[4]	0.14%[4]	$175,836	181%
(0.58)	$ 9.85	6.38%	0.74%	5.91%	0.11%	$185,398	174%
(0.56)	$10.14	8.92%	0.72%	5.55%	0.05%	$212,886	111%
(0.57)	$ 9.52	(0.53%)	0.72%	5.65%	0.03%	$487,982	49%
(0.57)	$ 9.71	8.31%	0.71%	6.03%	0.00%[9]	$515,654	73%

(0.41)	$10.38	7.11%	0.74%[4]	5.39%[4]	0.14%[4]	$87,831	57%
(0.73)	$ 9.57	(0.77%)	0.74%	5.46%	0.04%	$138,508	89%
(0.56)	$ 9.71	7.52%	0.74%	5.78%	0.01%	$128,978	58%

(0.17)	$ 9.79	3.00%	0.64%[4]	5.77%[4]	0.19%[4]	$116,138	145%
(0.53)	$ 9.77	5.33%	0.63%	5.63%	0.20%	$91,063	215%
(0.53)	$ 9.92	7.19%	0.63%	5.47%	0.10%	$98,433	135%
(0.55)	$ 9.63	2.70%	0.63%	5.26%	0.14%	$38,323	25%
(0.56)	$ 9.73	7.09%	0.63%	5.70%	0.17%	$38,745	92%

(0.17)	$11.00	4.31%	0.89%[4]	4.84%[4]	1.57%[4]	$6,803	14%
(0.49)	$11.11	5.63%	0.92%	4.24%	1.06%	$12,308	25%
(0.45)	$11.38	6.62%	0.91%	3.96%	0.34%	$17,030	14%
(0.48)	$10.61	(2.59%)	0.68%	4.43%	0.37%	$108,755	48%
(0.50)	$10.84	7.13%	0.60%	4.75%	0.32%	$106,877	66%

(0.16)	$11.03	4.55%	0.84%[4]	4.16%[4]	0.65%[4]	$28,283	7%
(0.47)	$11.15	5.57%	0.85%	4.16%	0.42%	$44.104	17%
(0.47)	$11.46	7.09%	0.85%	4.05%	0.16%	$56,760	9%
(0.51)	$10.72	(2.09%)	0.66%	4.27%	0.30%	$434,523	11%
(0.49)	$10.96	6.98%	0.60%	4.51%	0.26%	$418,157	37%

(0.20)	$11.05	4.86%	0.57%[4]	5.56%[4]	0.54%[4]	$36,511	20%
(0.60)	$11.12	6.23%	0.58%	5.01%	0.48%	$43,881	12%
(0.54)	$11.36	7.15%	0.58%	4.77%	0.36%	$54,770	6%
(0.54)	$10.57	(2.24%)	0.58%	4.85%	0.35%	$288,800	9%
(0.52)	$10.84	7.71%	0.58%	4.93%	0.29%	$281,052	26%

(0.32)	$10.49	4.61%	0.68%[4]	4.62%[4]	0.33%[4]	$99,154	15%
(0.47)	$ 9.84	(1.76%)	0.65%	4.64%	0.29%	$129,811	29%
(0.48)	$10.08	7.51%	0.60%	4.84%	0.30%	$125,302	25%

6 Less than $0.01 per share.

7 Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

8 Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

9 Less than 0.01%.

See Notes which are an integral part of the Financial Statements


The following documents contain further details about the Funds and are available upon request and without charge:

Statement of Additional Information (SAI)--The SAI includes additional information about the Funds. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Funds publish annual and semi-annual reports to shareholders which include information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


THE WACHOVIA FUNDS &
THE WACHOVIA MUNICIPAL FUNDS

CLASS Y SHARES

Addresses

WACHOVIA EQUITY FUND

WACHOVIA QUANTITATIVE EQUITY FUND

WACHOVIA GROWTH & INCOME FUND

WACHOVIA EQUITY INDEX FUND

WACHOVIA SPECIAL VALUES FUND

WACHOVIA EMERGING MARKETS FUND

WACHOVIA PERSONAL EQUITY FUND

WACHOVIA BALANCED FUND


WACHOVIA BLUE CHIP VALUE FUND

WACHOVIA NEW HORIZONS FUND

WACHOVIA INTERNATIONAL EQUITY FUND


WACHOVIA FIXED INCOME FUND

WACHOVIA INTERMEDIATE FIXED INCOME FUND

WACHOVIA SHORT-TERM FIXED INCOME FUND


WACHOVIA GA MUNICIPAL BOND FUND


WACHOVIA NC MUNICIPAL BOND FUND

WACHOVIA SC MUNICIPAL BOND FUND

WACHOVIA VA MUNICIPAL BOND FUND

101 Greystone Boulevard
SC-9215
Columbia, SC 29226

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Wachovia Asset Management
100 North Main Street
Winston-Salem, NC 27101

TRANSFER AGENT, DIVIDEND DISBURSING
AGENT, AND PORTFOLIO RECORDKEEPER

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

COUNSEL TO THE WACHOVIA FUNDS AND
THE WACHOVIA MUNICIPAL FUNDS

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, DC 20036-1800

COUNSEL TO THE INDEPENDENT TRUSTEES

Bell Boyd & Lloyd
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, IL 60802-4207

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Investment Company Act File No. 811-6504
Investment Company Act File No. 811-6201

January 31, 2001
822-28 (1/01)


Cusip 929901759


Cusip 929901700
Cusip 929901668
Cusip 929901775
Cusip 929901858
Cusip 929901502
Cusip 929901619
Cusip 929901726


Cusip 929901478


Cusip 929901528
Cusip 929901247


Cusip 929901817
Cusip 929901643
Cusip 929901874


Cusip 929902302
Cusip 929902609
Cusip 929902203
Cusip 929902807

G01689-01-IS (1/01)

                               THE WACHOVIA FUNDS

            Class A Shares, Class B Shares, Class C Shares, Class Y Shares

                              WACHOVIA EQUITY FUND

                        WACHOVIA QUANTITATIVE EQUITY FUND

                        WACHOVIA GROWTH &; INCOME FUND

                           WACHOVIA EQUITY INDEX FUND

                          WACHOVIA SPECIAL VALUES FUND

                         WACHOVIA EMERGING MARKETS FUND

                          WACHOVIA PERSONAL EQUITY FUND

                             WACHOVIA BALANCED FUND

                          WACHOVIA BLUE CHIP VALUE FUND

                           WACHOVIA NEW HORIZONS FUND

                       WACHOVIA INTERNATIONAL EQUITY FUND

                           WACHOVIA FIXED INCOME FUND

                     WACHOVIA INTERMEDIATE FIXED INCOME FUND

                      WACHOVIA SHORT-TERM FIXED INCOME FUND

                          THE WACHOVIA MUNICIPAL FUNDS

                        Class A Shares and Class Y Shares

                      WACHOVIA GEORGIA MUNICIPAL BOND FUND

                      WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

                      WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

                      WACHOVIA VIRGINIA MUNICIPAL BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 31, 2001

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses of The Wachovia Funds and The Wachovia
Municipal Funds, dated January 31, 2001.

This SAI incorporates by reference the Funds' Annual Report. Obtain the
Prospectus or the Annual Report without charge by calling 1-800-994-4414.

CONTENTS

      HOW ARE THE FUNDS ORGANIZED?.................................
      SECURITIES IN WHICH THE FUNDS INVEST.........................
      WHAT DO SHARES COST?.........................................
      HOW ARE THE FUNDS SOLD?......................................
      HOW TO BUY SHARES............................................
      HOW TO EXCHANGE SHARES.......................................
      HOW TO REDEEM SHARES.........................................
      ACCOUNT AND SHARE INFORMATION................................
      TAX INFORMATION.............................................
      WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS...............
      HOW DO THE FUNDS MEASURE PERFORMANCE?.......................
      FINANCIAL INFORMATION........................................
      INVESTMENT RATINGS...........................................
      ADDRESSES....................................................
Federated Securities Corp., Distributor,
subsidiary of Federated Investors, Inc.
3012917B (1/01)

HOW ARE THE FUNDS ORGANIZED?

The Wachovia Funds and The Wachovia Municipal Funds (each a Trust and together the Trusts) are open-end, management investment companies that established under the laws of the Commonwealth of Massachusetts on November 19, 1991 and August
15, 1990. The Trusts may offer separate series of shares representing interests in separate portfolios of securities. The Trusts changed their name from The
Biltmore Funds and The Biltmore Municipal Funds, respectively on July 31, 1997.
The Boards of Trustees (together, the Boards) have established four classes of shares of The Wachovia Funds, known as Class A Shares, Class B Shares, Class C
Shares and Class Y Shares and two classes of shares of The Wachovia Municipal
Funds, known as Class A Shares and Class Y Shares (Shares). This SAI relates to all four classes of Shares.

----------------------------------------
THE WACHOVIA FUNDS CURRENTLY SHARES OFFER THE FOLLOWING PROFESSIONALLY MANAGED,
DIVERSIFIED PORTFOLIOS:

----------------------------------------
----------------------------------------
Wachovia Equity Fund (Equity   A,B,C,Y
Fund)
----------------------------------------
----------------------------------------
Wachovia Quantitative Equity   A,B,C,Y
Fund

(Quantitative Equity Fund)
----------------------------------------
----------------------------------------
Wachovia Growth & Income   A,B,C,Y
Fund

(Growth & Income Fund)
----------------------------------------
----------------------------------------
Wachovia Equity Index Fund     A,B,C,Y
(Equity Index Fund)
----------------------------------------
----------------------------------------
Wachovia Special Values Fund   A,B,C,Y
(Special Values Fund)
----------------------------------------
----------------------------------------
Wachovia Emerging Markets      A,B,C,Y
Fund

(Emerging Markets Fund)
----------------------------------------
----------------------------------------
Wachovia Personal Equity Fund  A,B,C,Y
(Personal Equity Fund)
----------------------------------------
----------------------------------------
Wachovia Balanced Fund         A,B,C,Y
(Balanced Fund)
----------------------------------------
----------------------------------------
Wachovia Fixed Income Fund     A,B,C,Y
(Fixed Income Fund)
----------------------------------------
----------------------------------------
Wachovia Blue Chip Value Fund  A,B,C,Y
(Blue Chip Value Fund)
----------------------------------------
----------------------------------------
Wachovia New Horizons Fund     A,B,C,Y
(New Horizons Fund)
----------------------------------------
----------------------------------------
Wachovia International Equity  A,B,C,Y
Fund
(International Equity Fund)
----------------------------------------
----------------------------------------
Wachovia Intermediate Fixed    A,B,C,Y
Income Fund
(Intermediate Fixed Income
Fund

----------------------------------------
----------------------------------------
Wachovia Short-Term Fixed      A,B,C,Y
Income Fund

(Short-Term Income Fund)
----------------------------------------

----------------------------------------
                                SHARES

THE WACHOVIA MUNICIPAL FUNDS CURRENTLY OFFER THE FOLLOWING PROFESSIONALLY
MANAGED, NON-DIVERSIFIED PORTFOLIOS:

----------------------------------------
----------------------------------------
Wachovia Georgia Municipal      A,Y
Bond Fund
(Georgia Municipal Bond Fund)
----------------------------------------
----------------------------------------
Wachovia North Carolina         A,Y
Municipal Bond Fund
(North Carolina Municipal Bond

Fund)
----------------------------------------
----------------------------------------
Wachovia South Carolina         A,Y
Municipal Bond Fund
(South Carolina Municipal Bond

Fund)
----------------------------------------
----------------------------------------
Wachovia Virginia Municipal     A,Y
Bond Fund
(Virginia Municipal Bond Fund)
----------------------------------------

SECURITIES IN WHICH THE FUNDS INVEST

Following tables indicate which types of securities are a:  P = Principal investment of a Fund; (shaded in chart)  A = Acceptable (but not principal)
investment of a Fund; or  N = Not an acceptable investment of a Fund.

MUNICIPAL FUNDS

-----------------------------------------------------------------------------------
SECURITIES                    GEORGIA        NORTH         SOUTH       VIRGINIA
                             MUNICIPAL     CAROLINA      CAROLINA      MUNICIPAL
                             BOND FUND     MUNICIPAL     MUNICIPAL     BOND FUND
                                           BOND FUND     BOND FUND

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Bank                             A             A             A             A
Instruments

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Commercial                       A             A             A             A
Paper7

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Demand Mater                     A             A             A             A
Notes

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Lending of Portfolio             A             A             A             A
Securities

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Money Market                     A             A             A             A
Instruments

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Municipal                        P             P             P             P
Securities9

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Repurchase                       A             A             A             A
Agreements

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Restricted and Illiquid          A             A             A             A
Securities12

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities of Other              A             A             A             A
Investment Companies

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities of Other              A             A             A             A
Investment Companies -
Closed-End
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. Government                  A             A             A             A
Obligations

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Variable Rate Demand             A             A             A             A
Notes
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
When-Issued                      A             A             A             A
Transactions

-----------------------------------------------------------------------------------

EQUITY FUNDS

-----------------------------------------------------------------------------------
SECURITIES              EQUITY QUANTITATIVGROWTH   EQUITY SPECIALEMERGING PERSONAL
                         FUND  EQUITY     &    INDEX  VALUES MARKETS  EQUITY

                                  FUND    INCOME    FUND   FUND    FUND     FUND
                                            FUND

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
American Depository       A        A         A       A      A       A        A
Receipts1

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Banking Instruments       A        A         A       A      A       A        A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Commercial Paper7         A        A         A       A      A       A        A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Common Stocks             P        P         P       P      P       P        P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Convertible Securities    A        A         A       A      A       A        A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Corporate Debt            A        A         A       N      A       A        A
Obligations6

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Emerging Market           N        N         N       N      N       P        N
Securities

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
European Depository       A        A         A       N      A       A        A
Receipts

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Currency          N        N         N       N      N       A        N
Transactions4

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Securities1       A        A         A       A      A       P        A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Futures and Options       A        A         A       A      A       A        A
Transactions

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Global Depository         A        A         A       N      A       A        A
Receipts

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
High-Yield Securities2    N        N         N       N      A       A        N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Index Participation       N        N         N       A      N       N        N
Contracts5

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Lending of Portfolio      A        A         A       A      A       A        A
Securities

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Master Limited            N        N         N       N      A       N        N
Partnerships

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Money Market              A        A         A       A      A       A        A
Instruments

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Mortgage-Backed           N        N         N       N      N       A        N
Securities10

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Options on Financial      A        A         A       N      A       A        A
Futures

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Over-the-Counter          A        A         A       N      A       A        A
Options

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Preferred Stocks          A        A         A       A      A       A        A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Repurchase Agreements     A        A         A       A      A       A        A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Restricted and            A        A         A       A      A       A        A
Illiquid Securities12
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Reverse Repurchase        A        A         A       A      A       A        A
Agreements

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities of Other       A        A         A       A      A       A        A
Investment Companies

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Stock Index Futures       A        A         A       A      A       A        A
and Options3
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Temporary Investments     A        A         A       A      A       A        A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. Government           A        A         A       A      A       A        A
Obligations

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Variable Rate Demand      A        A         A       A      A       A        A
Notes

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Warrants                  A        A         A       A      A       A        A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
When-Issued               A        A         A       A      A       A        A
Transactions

-----------------------------------------------------------------------------------

EQUITY FUNDS AND INCOME FUNDS

-----------------------------------------------------------------------------------
SECURITIES              BALANCED BLUE     NEW     INTER-NATFIXED   INTER-MEDSHORT-TERM
                          FUND   CHIP     HORIZONSEQUITY   INCOME  FIXED    FIXED

                                 VALUE     FUND     FUND    FUND   INCOME   INCOME
                                   FUND                              FUND    FUND

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
American Depository        A        A        A                N       N       N
Receipts1                                         P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Asset-Backed               A        N        N       A        A       A       A
Securities11

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Bank Instruments           A        N        N       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Commercial Paper7          A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Common Stocks              P        P        P       P        N       N       N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Convertible Securities     A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Corporate Debt             P        A        A       A        P       P       P
Obligations6

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Demand Master Notes        A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
European Depository        N        A        A       A        N       N       N
Receipts

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Currency           N        A        A       A        N       N       N
Transactions4

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Securities1        A        A        A       P        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Futures and Options        A        P        P       P        A       A       A
Transactions

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Futures on Foreign         A        N        N       A        A       A       A
Government Debt
Obligations

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Global Depository          N        A        A       A        N       N       N
Receipts

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Preferred Stocks           A        P        P       P        N       N       N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Repurchase Agreements      A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Restricted and             A        A        A       A        A       A       A
Illiquid

Securities12

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Reverse Repurchase         A        A        A       A        A       A       A
Agreements

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities of Other        A        N        N       A        A       A       A
Investment
Companies

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities of Other        A        N        N       A        A       A       A
Investment Companies -
Closed-End
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Stock Index Futures        A        P        P       P        N       N       N
and

Options3

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Stripped                   A        N        N       N        A       A       A
Mortgage-Backed
Securities

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Temporary                  A        A        A       A        A       A       A
Investments

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. Government            A        A        A       A        A       A       A
Obligations

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Variable Rate Demand       A        A        A       A        A       A       A
Notes

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Warrants                   A        P        P       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
When-Issued                A        A        A       A        A       A       A
Transactions

-----------------------------------------------------------------------------------

1. Each of the Equity Fund, Quantitative Equity Fund, Special Values Fund,
Balanced Fund and Personal Equity Fund may not invest more than 20% of its assets in ADRs and not more than 10% of its assets in other securities of foreign issuers (non-ADRs). 2. Securities are rated Baa or lower by Moody's or
BBB or lower by S&P. Each Fund will not invest more than 35% of its total assets in such securities. 3. Not more than 20% of each Funds assets will be invested. The Funds will not purchase options to the extent that more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions as applicable.

4. No more than 30% of the Fund's assets will be committed to forward contracts at any time. This restriction does not include forward contracts entered into to settle securities transactions.

5. The value of these contracts together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets.

6. Rated A or better by Moody's or S&P or of comparable quality as determined by the investment adviser. Each of the Balanced Fund, Fixed Income
Fund, Intermediate Fixed Income Fund and Short-Term Index Fund may invest up to
5% of its assets in obligations rated Baa by Moody's or BBB by S&P or of comparable quality as determined by the investment adviser.

7. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser. 8. The fixed income and equity securities in which the Fund invests will be rated B or better by Moody's or S&P at the time of purchase.

9. State Municipal Securities are subject to one or more of the following quality standards: rated A or better by Moody's or S&P; up to 5% of total assets rated Baa by Moody's or BBB by S&P; insured by a municipal bond insurance company rated AAA by S&P or Aaa by Moody's; secured by an irrevocable escrow of direct obligations of the U.S. government; or of comparable quality as determined by the investment adviser.

10. Collateralized Mortgage Obligations must be rated AAA or better or of comparable quality as determined by the investment adviser. Fixed Income Fund,
Intermediate Fixed Income Fund and Short-Term Income Fund each may invest up to
5% of its assets in CMOs rated Baa or better by Moody's or Baa or better by
S&P. 11. Rated A or better by Moody's or S&P. Each Fund (except the
Balanced Fund) may also invest up to 5% of its assets in securities rated Baa or better by Moody's or BBB by S&P.

12. Each Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15%
of its net assets.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

  COMMON STOCKS

  Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  PREFERRED STOCKS

  Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.
  A Fund may also treat such redeemable preferred stock as a fixed income security.

   SECURITIES OF OTHER INVESTMENT COMPANIES - CLOSED-END FUNDS

   The Fund may purchase closed-end funds that invest in foreign securities.
   Unlike open-end investment companies, like the Fund, closed-end funds issue a fixed number of shares that trade on major stock exchanges or over-the-counter. Also unlike open-end funds, closed-end funds do not stand ready to issue and redeem shares on a continuous basis. Closed-end funds often sell at a discount from net asset value.

   The Fund's investment in closed-end funds is subject to thte 1940 Act's limits on investment in other mutual funds. Under the 1940 Act, each Fund may invest up to 5% of its total assets in any one mutual fund, but may not own more than 3% of any one mutual fund or invest more than 10% of its total assets in mutual funds as a group.

   INITIAL PUBLIC OFFERINGS

   Under certain market conditions, the Fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the Advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price.
   IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

  INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

  Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

  REAL ESTATE INVESTMENT TRUSTS (REITS)

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  WARRANTS

  Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

MASTER LIMITED PARTNERSHIPS

A master limited partnership is a publicly owned limited partnership whose shares are bought and sold on an organized stock exchange.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

  TREASURY SECURITIES

  Treasury securities are direct obligations of the federal government of the
  United States. Investors regard treasury securities as having the lowest credit risks.

  AGENCY SECURITIES

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United
  States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

   RECEIPTS

   Receipts are separately traded interest and principal component parts of bills, notes, and bonds issued by the U.S. Treasury that are transferable through the Federal book entry system, known as Separately Traded Registered
   Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry
   Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.
   Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth
   Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities
   ("CATS").

  CORPORATE DEBT SECURITIES

  Corporate debt securities are fixed income securities issued by businesses.
  Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers.

  The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

  COMMERCIAL PAPER

  Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

  DEMAND INSTRUMENTS

  Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated
  maturity may extend beyond one year.

   NONINVESTMENT GRADE SECURITIES

   Lower-rated, fixed-income securities are securities rated below investment grade (i.e., BB or lower) by a nationally recognized rating service. There is no minimal acceptable rating for a security to be purchased or held by the
   Fixed Income Funds and the Fixed Income Funds may purchase or hold unrated securities and securities whose issuers are in default. Each of the Fixed
   Income Funds will limit their investment in noninvestment grade securities to no more than 10% of each Fund's total assets.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are know as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages.
As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO.
As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes.
PACs and TACs receive principal payments and prepayments at a specified rate.
The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). Pos increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES AND RESIDUAL CLASSES

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class
CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States.
However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters,
Inverse Floaters, IOs and POs.

Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S.
branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. A Fund may treat these contracts as fixed income securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer.
For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

  GENERAL OBLIGATION BONDS

  General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

  SPECIAL REVENUE BONDS

  Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

    PRIVATE ACTIVITY BONDS

    Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

    The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Municipal Funds may invest in bonds subject to AMT.

  TAX INCREMENT FINANCING BONDS

  Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

  MUNICIPAL NOTES

  Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

  VARIABLE RATE DEMAND INSTRUMENTS

  Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

  MUNICIPAL LEASES

  Municipalities frequently enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by failing to include the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund typically invests in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A
Fund considers an issuer to be based outside the United States if:

 it is organized under the laws of, or has a principal office located in, another country;  the principal trading market for its securities is in another country; or  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

  DEPOSITARY RECEIPTS

  Depositary receipts represent interests in underlying securities issued by a foreign company. The foreign securities underlying American Depositary
  Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European
  Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and
  International Depositary Receipts (IDRs), are traded globally or outside the
  United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

  FOREIGN EXCHANGE CONTRACTS

  In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

  FOREIGN GOVERNMENT SECURITIES

  Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International
  Bank for Reconstruction and Development (the World Bank), the Asian
  Development Bank, the European investment Bank and the Inter-American
  Development Bank.

  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
  Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

   BRADY BONDS

   Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International
   Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S.
   government nor the IMF has guaranteed the repayment of any Brady Bond.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

  FUTURES CONTRACTS

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
  Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

  OPTIONS

  Options are rights to buy or sell an underlying asset for a specified price
  (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  A Fund, except the Wachovia Municipal Funds may engage in one or more of the following:

  Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.

  Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

  Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

  Buy or write options to close out existing options positions.

  HYBRID INSTRUMENTS

  Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

  REPURCHASE AGREEMENTS

  Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
  Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser.

  The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.

  REVERSE REPURCHASE AGREEMENTS

  Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

  DELAYED DELIVERY TRANSACTIONS

  Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

    TO BE ANNOUNCED SECURITIES (TBAS)

    As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

  DOLLAR ROLLS

  Dollar rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

  SECURITIES LENDING

  A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of the Fund or the borrower.
  The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The
Funds will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis, however, the Funds may invest in high yield securities by investing in investment companies that invest primarily in such securities.

INVESTMENT RISKS

STOCK MARKET RISKS

 The value of equity securities in a Fund's portfolio will rise and fall.
  These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

 The investment adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

 Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

 A substantial part of a Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

LIQUIDITY RISKS

 Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

 Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

 Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

 Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS RELATED TO INVESTING FOR VALUE

    Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO INVESTING FOR GROWTH

   Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.
   This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

CURRENCY RISKS

 Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency.
  However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

 The Equity Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
  States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
  companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United
  States.

 Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

EMERGING MARKET SECURITIES RISKS

 Investing in the Emerging Markets Fund entails a substantial degree of risk. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns
  (with corresponding currency devaluations) than developed economies.

 Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

LEVERAGE RISKS

 Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

 Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

INTEREST RATE RISKS

 Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

 Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

 Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a
  Fund will lose money.

 Many fixed income securities receive credit ratings from services such as
  Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.

 Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
  (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
  Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

 Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
  An increase in the likelihood of a call may reduce the security's price.

 If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

 Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a
  Fund holding mortgage backed securities.

  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

 Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

 Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

TAX RISKS

 In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

 Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

INVESTING IN THE S&P 500 INDEX-EQUITY INDEX FUND

The Equity Index Fund is managed passively, in the sense that the traditional management functions of economic, financial and market analysis are limited to the extent that the Fund seeks to duplicate the composition of the S&P 500
Index. Furthermore, a company's adverse financial circumstance will not require its elimination from the Fund's portfolio, unless the company's stock is removed from the Index by S&P. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to approximate, as much as possible, the investment return of the securities that comprise the index. The Fund will select a stock for purchase into its investment portfolio based on the stock's inclusion and weighting in the Index, starting with the heaviest-weighted stock. Thus, the proportion of Fund assets invested in any one stock comprising the Index may not be identical to the percentage the particular stock represents in the Index.

On occasion, so as to respond to changes in the Index's composition, as well as corporate mergers, tender offers, and other circumstances, additional adjustments will be made in the Fund's portfolio. However, it is anticipated that these adjustments will occur infrequently, and the costs will be minimized.
As a result, portfolio turnover is expected to be below that encountered in other investment company portfolios. Therefore, the accompanying costs, including accounting costs, brokerage fees, custodial expenses, and transfer taxes, are expected to be relatively low. While the cash flows into and out of the Fund will impact the Fund's portfolio turnover rate and the Fund's ability to duplicate the composition of the Index and approximate its performance, investment adjustments will be made, as practicably as possible, to account for these circumstances.

Since the Fund will seek to duplicate the Index's stock composition precisely, it is anticipated that the Fund's performance will approximate the performance of the Index. Factors such as the size of the Fund's portfolio, the size and timing of cash flows into and out of the Fund, changes in the securities markets and the Index itself, and the normal costs of a mutual fund will account for the difference between the performances of the Fund and the Index.

INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN

  The Equity Fund, Quantitative Equity Fund, Growth & Income Fund, Equity
  Index Fund, Special Values Fund, Emerging Markets Fund, and Balanced Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.

  The Short-Term Fixed Income Fund will not sell any securities short or purchase any securities on margin, other than in connection with put options on financial futures, put options on portfolio securities, and writing covered call options, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

  The Fixed Income Fund, Intermediate Fixed Income Fund, Georgia Municipal Bond
  Fund, North Carolina Municipal Bond Fund, South Carolina Municipal Bond Fund,
  and Virginia Municipal Bond Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

  ISSUING SENIOR SECURITIES AND BORROWING MONEY

  The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed and except, with respect to the Equity Index Fund, Balanced Fund, Fixed Income
  Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund, as
  permitted by its investment objective and policies.

  The Funds (except for the Growth & Income Fund, the Intermediate Fixed
  Income Fund and the Virginia Municipal Bond Fund) will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

  The Personal Equity Fund, Blue Chip Value Fund, New Horizons Fund and
  International Equity Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

  PLEDGING ASSETS

  The Equity Fund, Growth & Income Fund, Quantitative Equity Fund, and
  Special Values Fund, Equity Index Fund, Balanced Fund, Fixed Income Fund,
  Intermediate Fixed Income Fund and Short-term Fixed Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

  The Emerging Markets Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b)
  collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts.

  The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South
  Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, South Carolina Municipal Bond Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

  INVESTING IN REAL ESTATE

  The Funds (except the Georgia Municipal Bond Fund, North Carolina Municipal
  Bond Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond
  Fund) will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

  The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South
  Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell real estate, although a Fund may invest in municipal bonds secured by real estate or interests in real estate.

  INVESTING IN COMMODITIES

  The Funds will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that the Wachovia
  Funds may engage in transactions involving futures contracts and related options.

  UNDERWRITING

  The Funds will not underwrite any issue of securities, except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

  DIVERSIFICATION OF INVESTMENTS

  With respect to securities comprising 75% of the value of its total assets, the Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond
  Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund)
  will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United
  States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer. Also, a Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

  CONCENTRATION OF INVESTMENTS

  The Wachovia Funds will not invest 25% or more of the value of their total assets in any one industry, except that a Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

  The Wachovia Municipal Funds will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. A Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S.
  government securities.

  LENDING CASH OR SECURITIES

  The Equity Fund, Growth & Income Fund and Special Values Fund, Personal
  Equity Fund, Balanced Fund, Fixed Income Fund, Intermediate Fixed Income Fund
  and Short-Term Fixed Income Fund will not lend any of their assets except portfolio securities, the market value of which do not exceed one-third of the value of a Fund's total assets.

  The Quantitative Equity Fund and Emerging Markets Fund will not lend any of their assets except portfolio securities.

  This shall not prevent the above Funds from purchasing or holding U.S.
  government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations.

  The Equity Index Fund will not lend any of its assets except portfolio securities, the market value of which does not exceed one-third of the value of the Fund's total assets. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

  The Blue Chip Value Fund, New Horizons Fund and International Equity Fund will not lend any of their assets except portfolio securities. This shall not prevent the Funds from purchasing or holding U.S. government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' investment objectives, policies and limitations.

  The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, and
  Virginia Municipal Bond Fund will not lend any assets except portfolio securities The South Carolina Municipal Bond Fund may not lend any assets except portfolio securities up to one-third of the value of its total assets.
  The Funds may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with each Fund's investment objective, policies, limitations and the Trust's Declaration of Trust.

  INVESTING IN RESTRICTED SECURITIES

  The South Carolina Municipal Bond Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.

  DEALING IN PUTS AND CALLS

  The South Carolina Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED BY THE BOARD OF TRUSTEES
(BOARD) UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING
LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL.
SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS
BECOMES EFFECTIVE.

  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

  The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

  However, the Equity Index Fund may invest in Standard & Poor's Depository
  Receipts (SPDRs), which represent interests in the portfolio of securities held by a unit investment trust, a type of investment company. SPDRs trade like shares of common stock on the American Stock Exchange and are intended to provide investment results that generally correspond to the price and yield performance of the S&P 500 Index. The Fund's purchase of SPDRs are subject to the 3%, 5% and 10% limitations described above and secondary market purchases and sales are subject to ordinary brokerage commissions.

  PURCHASES ON MARGIN

  The Personal Equity Fund, Blue Chip Value Fund, New Horizons Fund and
  International Equity Fund will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, and other financial contracts or derivative instruments.

  PLEDGING ASSETS

  The Personal Equity Fund, Blue Chip Value Fund, New Horizons Fund and
  International Equity Fund will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  INVESTING IN RESTRICTED SECURITIES

  The Funds will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

  INVESTING IN ILLIQUID SECURITIES

  The Funds will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid.

  INVESTING IN PUT OPTIONS

  The Funds (except Georgia Municipal Bond Fund, North Carolina Municipal Bond
  Fund, South Carolina Municipal Bond Fund and Virginia Municipal Bond Fund)
  will not purchase put options on securities, other than put options on stock indices, unless the securities are held in a Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

  The Georgia Municipal Bond Fund, North Carolina Municipal Bond Fund, South
  Carolina Municipal Bond Fund, and Virginia Municipal Bond Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

  WRITING COVERED CALL OPTIONS

  The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

  INVESTING IN WARRANTS

  The Funds will not invest more than 5% of their net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5%
  limit on investments in warrants, may be warrants which are not listed on the
  New York Stock Exchange or the American Stock Exchange.

  PURCHASING SECURITIES TO EXERCISE CONTROL

  The Funds will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

The Funds did not borrow money in excess of 5% of the value of their total assets during the last fiscal year and have no present intent to do so in the coming fiscal year.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Funds' portfolio securities are determined as follows:

 for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

in the absence of recorded  sales for equity securities, according to the mean between the last closing bid and asked prices;

 for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

 for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the corresponding Share class of two
Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a letter of intent committing to purchase a certain amount of the same or corresponding class of Shares within a 13 month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete your commitment, the escrowed Shares will be released to your account. If you do not complete your commitment within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

REINVESTMENT PRIVILEGE

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV, without any sales charge. This sales charge elimination is offered because a sales charge was previously assessed.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because no sales commissions have been advanced to the selling financial intermediary, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o following the death or disability, as defined in Section 72(m)(7) of the
      Internal Revenue Code of 1986, of the last surviving shareholder;

o representing minimum required  distributions from an Individual Retirement
      Account or other retirement plan to a shareholder who has attained the age of
      70-1/2;

o which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

o representing up to 10% of the value of Class B Shares and Class C Shares subject to a Systematic Withdrawal Program;

o of Shares that represent a reinvestment within 90 days of a previous redemption that was assessed a CDSC;

o     of Shares held by the Trustees, employees, and sales representatives of the employees of any financial intermediary that sells Shares pursuant to a sales agreement with the Distributor; and the immediate family members of the foregoing persons; and

o     of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

HOW ARE THE FUNDS SOLD?

Under the Distributor's  Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary. In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A
Shares that its customer has not redeemed over the first year. The Adviser may reimburse the Distributor for amounts paid under this program.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the
Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

Federated Investors, Inc. (Federated) and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professional.

SHAREHOLDER SERVICES

The Fund may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts.
Federated Services Company may select others to perform these services for their customers and may pay them fees.

HOW TO BUY SHARES

PURCHASES AT NET ASSET VALUE

Class A Shares of a Fund may be purchased at NAV, without an initial sales charge, by investment advisers registered under the Investment Adviser's act of
1940, purchasing on behalf of their clients, by Wachovia Bank, or affiliates for funds which are held in fiduciary, advisory, agency, custodial, or similar capacity, and for which Wachovia Bank, or an affiliate or a third party will provide shareholder services for a fee paid by one of the Funds, and by trustees, officers, directors and retired directors, advisory board members, employees and spouses and children under the age of 21 of such persons, and any trusts, or individual retirement accounts operated for such persons.

Class A Shares may also be purchased at NAV through reinvestment of the distribution proceeds from a retirement plan within 90 days of the distribution.
In order to qualify, the investor must notify the fund or its distributor prior to investment.

THROUGH A RETIREMENT PROGRAM

Class A Shares may be purchased at NAV by participants in qualified retirement plans for which Wachovia Bank, or an affiliate, had previously, but no longer, serves in an administrative or fiduciary capacity. Purchases made by or through a Qualified Retirement Plan (Retirement Plan) that has in excess of an aggregate investment of $500,000 in certain Delaware Group Funds and any portfolios of The
Wachovia Funds and purchases made by companies participating in a Retirement
Plan that has at least 100 employees will be made at NAV, without the imposition of the sales charge. Purchases made by any Retirement Plan that has an aggregate investment of over $500,000 in the Wachovia Funds may also purchase at NAV.

Class Y Shares are available to accounts serviced by the trust business units of
Wachovia, including Qualified Retirement Plans. In addition, other Qualified
Retirement Plans with total plan assets in excess of $250 million may purchase
Class Y Shares. Class Y Shares are also offered to participants in Qualified
Retirement Plans that offer a Wachovia Fund as an investment option through a program known as "Institutional Solutions" marketed by Delaware Investment and
Retirement Services, Inc. A plan is considered a Qualified Retirement Plan if the plan is intended to qualify under Section 401(a) of the Internal Revenue
Code of 1986 as amended.

INVESTMENT ADVISORY CUSTOMERS

Class Y Shares are also offered to institutions and individuals with whom
Wachovia Asset Management, a business unit of Wachovia Bank, has a contract to provide investment advisory services.

FORMER TRUST CUSTOMERS

Former trust customers of Wachovia Bank, N.A. whose trust relationship transferred to State Street Bank & Trust Company during the period September
3, 1999 through June 30, 2000 may continue to hold the Class Y Shares of The
Wachovia Funds.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. Each Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Investment professionals are encouraged to open single master accounts. However, certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CONVERSION TO FEDERAL FUNDS

It is each Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Wachovia Bank acts as the shareholders' agent in depositing checks and converting them to federal funds.

HOW TO EXCHANGE SHARES

QUALIFIED RETIREMENT PLAN PARTICIPANTS

Participants in a Delaware/Wachovia Qualified Retirement Plan are permitted to:

 exchange all or part of their Class A Shares of other eligible Delaware
  Funds, as well as Eligible Wachovia Funds at NAV; and

 exchange all or part of their Eligible Wachovia Fund shares into Class A
  Shares of the Eligible Delaware Funds, at NAV.

However, a participant in any Retirement Plan that has an aggregate investment of $1 million or less in the Eligible Funds who exchanges into an Eligible Fund from the Money Fund must pay the applicable front-end sales charge at the time of the exchange (unless the Money Fund shares were acquired in an exchange from an Eligible Fund subject to a front-end sales charge or by reinvestment of dividends).

HOW TO REDEEM SHARES

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in a
Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Trust's outstanding shares of all series entitled to vote.

    As of January 2, 2001, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares of the Funds.

----------------------------------------------------------------------------
SHAREHOLDER NAME           FUND                      SHARE     PERCENTAGE
ADDRESS                                              CLASS     OWNED

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Wachovia Bank, N.A.        Equity Fund               A         24.67%
100 North Main Street      Growth & Income Fund  Y         27.13%
Winston Salem, NC 27101    Quantitative Equity Fund  Y         21.07%
                           Equity Index Fund         Y         9.45%
                           Short-Term Fixed Income   Y         13.66%
                           Fund                      Y         15.39%
                           Short-Term Fixed Income   Y         20.03%
                           Fund                      Y         17.62%
                           Special Values Fund       Y         10.30%%
                           Special Values Fund       Y         20.03%
                           Emerging Markets Fund     A         97.30%
                           Emerging Markets Fund     A         9.93%
                           Personal Equity Fund      A         5.01%
                           Georgia Municipal Bond    A         5.44%
                           Fund                      Y         5.28%
                           North Carolina Municipal
                           Bond Fund
                           Virginia Municipal Bond
                           Fund
                           Virginia Municipal Bond
                           Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mahlon B. Dewey            Intermediate Fixed        A         6.30%
P.O. Box 971               Income Fund
Arlington, VA  22216-0971
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Wachovia Bank, N.A.        Equity Fund               A         19.66%
301 N. Church Street       Equity Fund               Y         32.97%
Winston Salem, NC 27150    Quantitative Equity Fund  A         11.00%
                           Equity Index Fund         A         39.82%
                           Equity Index Fund         Y         48.11%
                           Balanced Fund             A         18.43%
                           Fixed Income Fund         A         17.27%
                           Fixed Income Fund         Y         8.50%
                           Short-Term Fixed Income   A         60.40%
                           Fund                      A         5.64%
                           Special Values Fund       Y         6.35%
                           Special Values Fund       A         10.71%
                           Emerging Markets Fund     Y         8.62%
                           Emerging Markets Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Trustlynx & Co.        Equity Index Fund         A         9.15%
P.O. Box 173736
Denver, CO 80217-3736
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Wachovia Bank, N.A.        Equity Index Fund         Y         5.74%
301 N. Church Street
Winston Salem, NC

27150-0001
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Wachovia Bank, N.A.        Balanced Fund             A         24.69%
301 N. Main Street         Balanced Fund             Y         5.92%
Winston Salem, NC          Fixed Income Fund         A         13.14%
27150-0001                 Fixed Income Fund         A         46.52%
                           Short-Term Fixed Income   Y         8.04%
                           Fund                      A         9.00%
                           Emerging Markets Fund     A         21.46%
                           Emerging Markets Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Custodian for Spartan      Balanced Fund             A         6.52%
Mills
301 N. Main Street
Winston Salem, NC 27102
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Custodian for Spartan      Fixed Income Fund         A         5.28%
Mills                      South Carolina Municipal  Y         5.08%
301 N. Main Street         Bond Fund                 Y         5.55%
Winston Salem, NC          Virginia Municipal Bond
27150-0001                 Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Wachovia Securities Inc.   Fixed Income Fund         B         11.75%
P.O. Box 1220              Fixed Income Fund         B         7.09%
Charlotte, NC 28201-1220   Fixed Income Fund         B         6.15%
                           Fixed Income Fund         B         6.12%
                           Special Values Fund       B         6.16%
                           Georgia Municipal Bond    A         15.66%
                           Fund                      A         5.69%
                           North Carolina Municipal
                           Bond Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Donaldson Lufkin Jenrette  Fixed Income Fund         B         6.75%
Securities Corp.
P.O. Box 2052
Jersey City, NJ 07303-2052
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Arrow & Co.            Personal Equity Fund      A         74.04%
P.O. Box 30010
Durham, NC 27702-3010
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Cobatco c/o Synovus Trust  Personal Equity Fund      A         17.42%
Co.
Operations
1148 Broadway
Columbus, GA 31901-2429
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Bear Stearns Securities    Intermediate Fixed        A         17.92%
Corp.                      Income Fund
1 Metrotech Center North
Brooklyn, NY 11201-3870
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Geraldine M. Catterson     Georgia Municipal Bond    A         7.33%
14 Silhouette Court        Fund
Newnan, GA 30265-3128
----------------------------------------------------------------------------
Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, the Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trusts' other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

THE WACHOVIA MUNICIPAL FUNDS TAX INFORMATION

Shareholders of The Wachovia Municipal Funds are not required to pay federal regular income tax on any dividends received from these Funds that represent net interest on tax-exempt municipal bonds ("exempt-interest dividends"). However, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal alternative minimum tax.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference"
items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.

Interest on certain "private activity" bonds issued after August 7, 1986, is a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. A Fund may purchase all types of municipal bonds, including private activity bonds. If a Fund purchases any such bonds, a portion of its dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, exempt-interest dividends may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's
"adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any
Fund dividend (including exempt-interest dividends), and preadjustment alternative minimum taxable income does not include exempt-interest dividend to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax and, if so, the tax treatment of dividends paid by a Fund.

Dividends of a Fund representing net interest income earned on some taxable temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by a Fund, if any, will be taxable to its shareholders as long-term capital gains regardless of the length of time the shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and other distributions is provided annually.

GEORGIA AND NORTH CAROLINA TAXES

Under existing Georgia and North Carolina laws, shareholders of the Georgia
Municipal Bond Fund and North Carolina Municipal Bond Fund will not be subject to Georgia or North Carolina income taxes, respectively, on Fund dividends to the extent that such dividends represent exempt-interest dividends as defined in the Code, which are directly attributable to (i) interest on obligations issued by or on behalf of the States of Georgia or North Carolina, respectively, or their respective political subdivisions; or (ii) interest on obligations of the
United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that Fund dividends are attributable to other sources, such dividends will be subject to the relevant state's income taxes.

SOUTH CAROLINA TAXES

Under current South Carolina law, shareholders of the South Carolina Municipal
Bond Fund who are subject to South Carolina individual or corporate income taxes will not be subject to such taxes on Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends under the Code, which are derived from interest on obligations of the state of South Carolina or any of its political subdivisions; (2) dividends derived from interest on certain obligations of the United States; and (3) dividends derived from interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. To the extent that Fund dividends are attributable to other sources, such dividends will be subject to South Carolina taxes.

VIRGINIA TAXES

Distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to income received by the Fund as interest from Virginia Municipal
Securities. Additionally, distributions by the Virginia Municipal Bond Fund to a shareholder will not be subject to the Virginia income tax to the extent that the distributions are attributable to interest income from United States obligations exempted from state taxation by the United States Constitution, treaties, and statutes. These Virginia income tax exemptions will be available only if the Fund complies with the requirement that at least 50% of the Fund's assets consist of obligations the interest on which is exempt from federal income tax at the close of each taxable quarter.

OTHER STATE AND LOCAL TAXES

Income from The Wachovia Municipal Funds is not necessarily free from state income taxes in states other than Georgia, North Carolina, or South Carolina, or the Commonwealth of Virginia, respectively, or from personal property taxes.
State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARDS OF TRUSTEES

The Boards are responsible for managing the Trusts' business affairs and for exercising all the Trusts' powers except those reserved for the shareholders.
Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trusts, principal occupations for the past five years, total compensation received as a
Trustee from the Trusts for their most recent fiscal year. The Wachovia Funds are comprised of 19 Funds, The Wachovia Municipal Funds are comprised of four funds, and The Wachovia Variable Insurance Funds are comprised of three funds;
together they form the Fund Complex.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

As of January 2, 2001, the Funds' Boards and Officers as a group owned less than
1% of the Funds' outstanding Class A, B and Y Shares.

----------------------------------------------------------------------------
NAME                      OCCUPATIONS FOR PAST 5 YEARS        AGGREGATE
BIRTHDATE                                                     COMPENSATION
ADDRESS                                                       FROM FUND
POSITIONS WITH TRUSTS                                         COMPLEX
----------------------------------------------------------------------------
----------------------------------------------------------------------------
James A. Hanley           Retired; Vice President and         $41,000
August 13, 1931           Treasurer, Abbott Laboratories
4272 Sanctuary Way        (health care products) (until
Bonita Springs, FL        1992).
Trustee

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Samuel E. Hudgins         Managing Partner, Pilot Partners,   $41,000
March 4, 1929             LLC (management consulting);
715 Whitemere Court,      Hudgins Consulting, LLC
N.W.                      (independent consultant)(until
Atlanta, GA               December 2000); President,
Trustee                   Percival Hudgins & Company,
                          LLC (investment bankers/financial consultants) (until
                          September 1997); Director, Atlantic American
                          Corporation (insurance holding company).

----------------------------------------------------------------------------
----------------------------------------------------------------------------
D. Dean Kaylor            Retired; Executive Vice President   $32,000
June 29, 1930             and Chief Financial Officer, NBD
2835 Greenbriar           Bank, N.A. and NBD Bancorp, Inc.
Harbor Springs, MI        (bank and bank holding company)
Trustee                   (until 1990).
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Alvin J. Schexnider,      Director, Office of Health Policy   $32,000
Ph.D.                     Development, Wake Forest
May 26, 1945              University School of Medicine
3174 Turkey Hill Road     (since February 2000);
Winston-Salem, NC 27106   Chancellor,  Winston-Salem State
Trustee                   University (1996 to January 2000);
                        Formerly, Vice Provost, Virginia

                        Commonwealth University (1987 to

                          1996).

----------------------------------------------------------------------------

----------------------------------------------------------------------------
Charles S. Way, Jr.*      Chairman and CEO, The Beach Company   $32,000
December 18, 1937         and its various affiliated companies
211 King Street Suite     and partnerships; serves as
300                       Secretary of Commerce for the State
Charleston, SC            of South Carolina.
Trustee
----------------------------------------------------------------------------
----------------------------------------------------------------------------
John W. McGonigle         Executive Vice President and          $0
October 26, 1938          Secretary of the Federated Fund
Federated Investors       Complex; Executive Vice President,
Tower                     Secretary and Director, Federated
Pittsburgh, PA            Investors, Inc.; Trustee, Federated
President and Treasurer   Investment Management Company and
                          Federated Investment Counseling; Director, Federated
                          Global Investment Management Corp, Federated Services
                          Company and Federated Securities Corp.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
R. Edward Bowling         Senior Vice President, Wachovia       $0
March 25, 1958            Bank, N.A; Manager, Product
Wachovia Bank, N.A.       Development and Investment
100 North Main            Solutions, Wachovia Asset Management.
Winston-Salem, NC  27101

Vice President

----------------------------------------------------------------------------
----------------------------------------------------------------------------
James Ostrowski           Assistant Vice President, Federated   $0
November 17, 1959         Services Company.
Federated Investors
Tower
Pittsburgh, PA
Vice President and
Assistant Treasurer

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Gail C. Jones             Vice President and Corporate          $0
October 26, 1953          Counsel, Federated Services Company.
Federated Investors
Tower
Pittsburgh, PA
Secretary

----------------------------------------------------------------------------
INVESTMENT ADVISER

The investment adviser conducts investment research and makes investment decisions for the Funds. The investment adviser is a business unit of Wachovia
Bank, N.A.

The investment adviser shall not be liable to the Trusts, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the
Trusts.

SUB ADVISERS

The Quantitative Equity Fund is sub-advised by Twin Capital Management, Inc.,
McMurray, Pennsylvania. Pursuant to the terms of an investment sub-advisory agreement between the investment adviser and Twin Capital Management, Inc. (Twin
Capital or the Sub-Adviser), Twin Capital furnishes certain investment advisory services to the investment adviser, including investment research, quantitative analysis, statistical and other factual information, and recommendations, based on Twin Capital's analysis, and assists the investment adviser in identifying securities for potential purchase and/or sale on behalf of the Fund's portfolio.
For the services provided and the expenses incurred by the Sub-Adviser, Twin
Capital is entitled to receive an annual fee of $55,000 payable by the investment adviser in quarterly installments. Twin Capital may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the investment adviser. Twin Capital provides investment counsel to both individuals and institutions, including banks, thrift institutions and pension and profit-sharing plans. As of December
31, 2000, Twin Capital furnished services, substantially similar to the services to the investment adviser, to accounts with assets in excess of $1 billion. The
Sub-Adviser is controlled by Geoffrey Gerber, its President.

The International Equity Fund is sub-advised by Simms Capital Management, Inc.
(Simms Capital), a Delaware corporation registered as an investment adviser with the SEC. Simms Capital is located at 55 Railroad Avenue, Greenwich, Connecticut
06830. Simms Capital has been developing global investment strategies since its founding in 1984. As of September 30, 2000, Simms Capital managed over $2 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals, and mutual funds. Robert A. Simms, President and CEO of Simms
Capital, and Thomas L. Melly, Jennifer D. Miller, Mr. Poltrack, Thomas S.
Kingsley, and Mr. Gorman, Principals of Simms Capital, may be deemed to control
Simms Capital.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. The investment adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser may select brokers and dealers based on whether they also offer research services
(as described below). In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the investment adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Funds in the Trusts (excluding Wachovia Prime Cash Management Fund) as specified below:

--------------------------------------------------
     MAXIMUM        AVERAGE AGGREGATE DAILY NET
 ADMINISTRATIVE         ASSETS OF THE FUNDS

       FEE

--------------------------------------------------
--------------------------------------------------
       .10 of 1%             on the first $3.5
                  billion

--------------------------------------------------
--------------------------------------------------
       .06 of 1%             on $3.5 billion to
                  $5.0 billion

--------------------------------------------------
--------------------------------------------------
       .04 of 1%             on $5.0 billion to
                  $10 billion

--------------------------------------------------
--------------------------------------------------
       .03 of 1%             on $10.0 billion to
                  $20.0 billion

--------------------------------------------------
--------------------------------------------------
       .02 of 1%             on assets in excess
                  of $20.0 billion
--------------------------------------------------

CUSTODIAN

Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds'
portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trusts pursuant to the Custodian Agreement, the Trusts pay the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

-----------------------------------------------------------------------------------------------------
FUND                 ADVISORY FEE PAID/        BROKERAGE COMMISSIONS PAID  ADMINISTRATIVE FEE PAID
                    ADVISORY FEE WAIVED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                 FOR THE FISCAL YEAR ENDED     FOR THE FISCAL YEAR ENDED  FOR THE FISCAL YEAR ENDED
                        NOVEMBER 30,                  NOVEMBER 30,               NOVEMBER 30,
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                 2000       1999       1998      2000     1999     1998     2000     1999     1998
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Equity Fund   $2,892,934 $2,103,351 $1,619,632 $302,430 $215,427 $304,185 $295,749 $250,356 $222,320
              $0         $0         $0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Quantitative  $5,140,383 $3,185,116 $1,190,495 $224,319 $315,385 $229,054 $525,723 $370,364 $257,215
Equity Fund   $0         $0         $4,564
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Growth &  $2,286,023 $2,356,482 $1,519,361 $139,700 $265,064 $232,217 $233,840 $281,898 $199,855
Income Fund   $0         $0         $26,405
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Equity        $1,635,452 $1,507,843 $1,068,950 $19,744  $37,596  $18,157  $390,350 $419,626 $336,704
Index  Fund   $0         $0         $0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Special       $1,500,349 $1,322,706 $1,184,902 N/A      $288,501 $202,171 $134,248 $137,842 $144,378
Values Fund   $0         $3,432     $0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Emerging      $2,154,004 $1,655,474 $1,525,827 $708,127 $626,976 $831,106 $154,253 $137,802 $144,378
Markets Fund  $0         $0         $3,334
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Personal      $3,170,277 $990,713   N/A        $168,658 $102,637 N/A      $324,259 $104,036 N/A
Equity Fund   $0         $15,909
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Balanced Fund $4,845,083 $3,422,031 $2,727,915 $331,501 $240,357 $310,944 $495,572 $402,347 $364,455
              $315,391   $372,597   $368,451
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Fixed Income  $3,370,983 $2,163,987 $1,314,978 $28,602  $42,239  $0       $402,249 $291,783 $206,835
Fund          $8,909     $110,201   $113,808
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Intermediate  $805,699   $635,402   $381,349   $2,097   $12,134  $0       $96,161  $86,913  $58,542
Fixed Income  $13,597    $42,003    $43,716
Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Short-Term    $261,156   $310,181   $572,413   N/A      $0       $0       $34,005  $47,798  $98,371
Fixed Income  $80,982    $78,764    $106,855
Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Georgia       $821,219   $418,853   $159,236   N/A      $0       $0       $78,402  $43,476  $20,037
Municipal     $353,095   $198,440   $71,319
Bond Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
North         $3,206,215 $1,466,791 $456,438   N/A      $0       $0       $306,121 $151,115 $57,431
Carolina      $1,132,435 $568,554   $99,381
Municipal
Bond Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
South         $2,538,778 $1,507,188 $868,899   N/A      $0       $0       $242,390 $160,810 $108,509
Carolina      $990,249   $709,176   $421,145
Municipal
Bond Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Virginia      $975,738   $876,247   $535,046   N/A      $0       $0       $94,417  $98,127  $66,597
Municipal     $402,103   $344,472   $177,141
Bond Fund
-----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------
FUNDS                     FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2000
-------------------------------------------------------------------------
-------------------------------------------------------------------------
                           12B-1 FEE        SHAREHOLDER SERVICES FEE

-------------------------------------------------------------------------
-------------------------------------------------------------------------
                        CLASS B SHARES   CLASS A SHARES   CLASS B SHARES

-------------------------------------------------------------------------
-------------------------------------------------------------------------
Equity Fund                 $82,444         $322,072         $27,481
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Quantitative Equity        $192,898         $233,631         $64,299
Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Growth & Income           N/A           $235,973           N/A
Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Equity Index Fund             N/A           $470,113           N/A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Special Values Fund         $2,982          $161,441           $994
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Emerging Markets Fund         N/A            $49,655           N/A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Personal Equity Fund          N/A             $731             N/A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Balanced Fund              $172,613         $536,983         $57,538
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Fixed Income Fund           $6,005          $166,650          $2,002
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Intermediate Fixed            N/A            $7,911            N/A
Income Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Short-Term Fixed              N/A            $23,107           N/A
Income Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Georgia Municipal Bond        N/A            $11,721           N/A
Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
North Carolina                N/A            $19,419           N/A
Municipal Bond Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
South Carolina                N/A           $137,071           N/A
Municipal Bond Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Virginia Municipal            N/A            $17,489           N/A
Bond Fund
-------------------------------------------------------------------------
Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares. Class Y Shares do not incur 12b-1 fees or shareholder services fees.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of
Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD AND TAX-EQUIVALENT YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The tax- equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The tax-equivalent yield of Shares is calculated similarly to yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

-----------------------------------------------------------------------------
FUND                AVERAGE ANNUAL TOTAL RETURN               YIELD

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                  for the following periods ended     for the 30-day period
                         November 30, 2000              ended November 30,
                                                               2000

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                 CLASS A      CLASS B      CLASS Y    CLASS   CLASS  CLASS
                  SHARES       SHARES       SHARES    A       B      Y
                 One Year     One Year     One Year   SHARES  SHARES SHARES
                Five Year    Five Year    Five Years
                 Start of     Start of     Start of

               Performance  Performance  Performance

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
EQUITY FUND    (4.35%)      (4.20%)      1.78%        0.36%   N/A    0.65%
               16.05%       N/A          N/A
               15.09%(a)    17.76%(g)    19.18%(g)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
QUANTITATIVE   (2.37%)      (2.23%)      3.79%        0.16%   N/A    0.43%
EQUITY FUND    16.74%       N/A          N/A
               17.43%(b)    19.13%(g)    20.55%(g)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
GROWTH &   (9.12%)      N/A          (3.33%)      N/A     N/A    0.05%
INCOME FUND    17.17%                    N/A
               14.96%(c)                 8.30%(h)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
EQUITY INDEX   (10.19%)     N/A          (4.42%)      0.82%   N/A    1.13%
FUND           16.50%                    N/A
               16.16%(a)                 19.50%(g)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
SPECIAL        2.27%        2.74%        8.79%        1.39%   0.72%  1.73%
VALUES FUND    14.04%       N/A          N/A
               12.54%(a)    8.10%        12.93%(g)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
EMERGING       (21.02%)     N/A          (15.74%)     N/A     N/A    N/A
MARKETS FUND   (1.75%)                   N/A
               (0.80%)(d)                (3.52%)(g)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
PERSONAL       (10.20%)     N/A          (4.44%)      N/A     N/A    0.10%
EQUITY FUND    N/A                       N/A
               (3.11%) (i)               1.57%(i)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
BALANCED FUND  (1.09%)      (0.81%)      5.19%        2.34%   1.72%  2.74%
               11.96%       N/A          N/A
               11.78%(a)    13.39%(g)    14.79%(g)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FIXED INCOME   3.16%        2.23%        8.31%        5.46%   4.97%  5.97%
FUND           4.48%        N/A          N/A
               4.93%(a)     5.25%(g)     6.67%(g)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
INTERMEDIATE   2.52%        N/A          7.52%        5.37%   N/A    5.88%
FIXED INCOME   4.28%                     N/A
FUND           4.68%(c)                  5.12%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
SHORT-TERM     4.12%        N/A          7.09%        5.62%   N/A    6.02%
FIXED INCOME   4.78%                     N/A
FUND           4.69%(a)                  5.81%
-----------------------------------------------------------------------------

----------------------------------------------------------------------------
GEORGIA           2.05%       N/A       7.13%       4.03%   N/A     4.47%
MUNICIPAL BOND    3.13%                 N/A
FUND              4.91%(d)              4.78%(g)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
NORTH CAROLINA    1.86%       N/A       6.98%       4.00%   N/A     4.44%
MUNICIPAL BOND    3.33%                 N/A
FUND              5.15%(d)              5.02%(g)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
SOUTH CAROLINA    2.59%       N/A       7.71%       4.15%   N/A     4.60%
MUNICIPAL BOND    3.66%                 N/A
FUND              5.85%(e)              5.38%(g)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
VIRGINIA          2.45%       N/A       7.51%       4.10%   N/A     4.55%
MUNICIPAL BOND    3.29%                 N/A
FUND              3.83%(f)              3.80%(h)
----------------------------------------------------------------------------
(a)May 10, 1993; (b) March 28, 1994; (c) January 29, 1993; (d) December 26,
1994; (e) January 11, 1991; (f) February 1, 1993; (g) July 22, 1996; (h) March
29, 1998 (i) July 13, 1999

TAX EQUIVALENCY TABLES-THE WACHOVIA MUNICIPAL FUNDS

Set forth below are sample tax-equivalency tables that may be used in advertising and sales literature. The tables are for illustrative purposes only and is not representative of past or future performance of a Fund. The interest earned by the municipal securities owned by a Fund generally remains free from federal regular income tax and is often free from state and local taxes as well.
However, some of a Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2001 - STATE OF GEORGIA

TAX BRACKET:

     FEDERAL               15.00%      28.00%      31.00%      36.00%     39.60%

COMBINED FEDERAL AND      21.000%     34.000%     37.000%     42.000%    45.600%
STATE:
---------------------------------------------------------------------------------
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297Over
                                                                         297,300

Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,751-297Over
                                                                         297,300

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

0.50%                       0.63%       0.76%       0.79%       0.86%      0.92%
1.00%                       1.27%       1.52%       1.59%       1.72%      1.84%
1.50%                       1.90%       2.27%       2.38%       2.59%      2.76%
2.00%                       2.53%       3.03%       3.17%       3.45%      3.68%
2.50%                       3.16%       3.79%       3.97%       4.31%      4.60%
3.00%                       3.80%       4.55%       4.76%       5.17%      5.51%
3.50%                       4.43%       5.30%       5.56%       6.03%      6.43%
4.00%                       5.06%       6.06%       6.35%       6.90%      7.35%
4.50%                       5.70%       6.82%       7.14%       7.76%      8.27%
5.00%                       6.33%       7.58%       7.94%       8.62%      9.19%
5.50%                       6.96%       8.33%       8.73%       9.48%     10.11%
6.00%                       7.59%       9.09%       9.52%      10.34%     11.03%
6.50%                       8.23%       9.85%      10.32%      11.21%     11.95%
7.00%                       8.86%      10.61%      11.11%      12.07%     12.87%
7.50%                       9.49%      11.36%      11.90%      12.93%     13.79%
8.00%                      10.13%      12.12%      12.70%      13.79%     14.71%
8.50%                      10.76%      12.88%      13.49%      14.66%     15.63%
9.00%                      11.39%      13.64%      14.29%      15.52%     16.54%
9.50%                      12.03%      14.39%      15.08%      16.38%     17.46%
10.00%                     12.66%      15.15%      15.87%      17.24%     18.38%
10.50%                     13.29%      15.91%      16.67%      18.10%     19.30%
11.00%                     13.92%      16.67%      17.46%      18.97%     20.22%

NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON
COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2001 - STATE OF NORTH CAROLINA

TAX BRACKET:

     FEDERAL               15.00%      28.00%      31.00%       36.00%    39.60%

COMBINED FEDERAL AND STATE 22.00%      35.75%      38.75%       43.75%    47.35%
---------------------------------------------------------------------------------
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297,Over
                                                                         297,300

Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,751-297,Over
                                                                         297,300

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

0.50%                       0.64%       0.78%       0.82%       0.89%      0.95%
1.00%                       1.28%       1.56%       1.63%       1.78%      1.90%
1.50%                       1.92%       2.33%       2.45%       2.67%      2.85%
2.00%                       2.56%       3.11%       3.27%       3.56%      3.80%
2.50%                       3.21%       3.89%       4.08%       4.44%      4.75%
3.00%                       3.85%       4.67%       4.90%       5.33%      5.70%
3.50%                       4.49%       5.45%       5.71%       6.22%      6.65%
4.00%                       5.13%       6.23%       6.53%       7.11%      7.60%
4.50%                       5.77%       7.00%       7.35%       8.00%      8.55%
5.00%                       6.41%       7.78%       8.16%       8.89%      9.50%
5.50%                       7.05%       8.56%       8.98%       9.78%     10.45%
6.00%                       7.69%       9.34%       9.80%      10.67%     11.40%
6.50%                       8.33%      10.12%      10.61%      11.56%     12.35%
7.00%                       8.97%      10.89%      11.43%      12.44%     13.30%
7.50%                       9.62%      11.67%      12.24%      13.33%     14.25%
8.00%                      10.26%      12.45%      13.06%      14.22%     15.19%
8.50%                      10.90%      13.23%      13.88%      15.11%     16.14%
9.00%                      11.54%      14.01%      14.69%      16.00%     17.09%
9.50%                      12.18%      14.79%      15.51%      16.89%     18.04%
10.00%                     12.82%      15.56%      16.33%      17.78%     18.99%
10.50%                     13.46%      16.34%      17.14%      18.67%     19.94%
11.00%                     14.10%      17.12%      17.96%      19.56%     20.89%

NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON
COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2001 - STATE OF SOUTH CAROLINA

TAX BRACKET:

     FEDERAL               15.00%      28.00%      31.00%       36.00%    39.60%

COMBINED FEDERAL AND      22.000%     35.000%     38.000%      43.000%   46.600%
STATE:
---------------------------------------------------------------------------------
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297,Over
                                                                         297,300

Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,751-297,Over
                                                                         297,300

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

0.50%                       0.64%       0.77%       0.81%       0.88%      0.94%
1.00%                       1.28%       1.54%       1.61%       1.75%      1.87%
1.50%                       1.92%       2.31%       2.42%       2.63%      2.81%
2.00%                       2.56%       3.08%       3.23%       3.51%      3.75%
2.50%                       3.21%       3.85%       4.03%       4.39%      4.68%
3.00%                       3.85%       4.62%       4.84%       5.26%      5.62%
3.50%                       4.49%       5.38%       5.65%       6.14%      6.55%
4.00%                       5.13%       6.15%       6.45%       7.02%      7.49%
4.50%                       5.77%       6.92%       7.26%       7.89%      8.43%
5.00%                       6.41%       7.69%       8.06%       8.77%      9.36%
5.50%                       7.05%       8.46%       8.87%       9.65%     10.30%
6.00%                       7.69%       9.23%       9.68%      10.53%     11.24%
6.50%                       8.33%      10.00%      10.48%      11.40%     12.17%
7.00%                       8.97%      10.77%      11.29%      12.28%     13.11%
7.50%                       9.62%      11.54%      12.10%      13.16%     14.04%
8.00%                      10.26%      12.31%      12.90%      14.04%     14.98%
8.50%                      10.90%      13.08%      13.71%      14.91%     15.92%
9.00%                      11.54%      13.85%      14.52%      15.79%     16.85%
9.50%                      12.18%      14.62%      15.32%      16.67%     17.79%
10.00%                     12.82%      15.38%      16.13%      17.54%     18.73%
10.50%                     13.46%      16.15%      16.94%      18.42%     19.66%
11.00%                     14.10%      16.92%      17.74%      19.30%     20.60%

NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON
COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2001 - STATE OF VIRGINIA

TAX BRACKET:

     FEDERAL               15.00%      28.00%      31.00%       36.00%    39.60%

COMBINED FEDERAL AND STATE20.750%     33.750%     36.750%      41.750%   45.350%
---------------------------------------------------------------------------------
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297,Over
                                                                         297,300

Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,751-297,Over
                                                                         297,300

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

0.50%                       0.63%       0.75%       0.79%       0.86%      0.91%
1.00%                       1.26%       1.51%       1.58%       1.72%      1.83%
1.50%                       1.89%       2.26%       2.37%       2.58%      2.74%
2.00%                       2.52%       3.02%       3.16%       3.43%      3.66%
2.50%                       3.15%       3.77%       3.95%       4.29%      4.57%
3.00%                       3.79%       4.53%       4.74%       5.15%      5.49%
3.50%                       4.42%       5.28%       5.53%       6.01%      6.40%
4.00%                       5.05%       6.04%       6.32%       6.87%      7.32%
4.50%                       5.68%       6.79%       7.11%       7.73%      8.23%
5.00%                       6.31%       7.55%       7.91%       8.58%      9.15%
5.50%                       6.94%       8.30%       8.70%       9.44%     10.06%
6.00%                       7.57%       9.06%       9.49%      10.30%     10.98%
6.50%                       8.20%       9.81%      10.28%      11.16%     11.89%
7.00%                       8.83%      10.57%      11.07%      12.02%     12.81%
7.50%                       9.46%      11.32%      11.86%      12.88%     13.72%
8.00%                      10.09%      12.08%      12.65%      13.73%     14.64%
8.50%                      10.73%      12.83%      13.44%      14.59%     15.55%
9.00%                      11.36%      13.58%      14.23%      15.45%     16.47%
9.50%                      11.99%      14.34%      15.02%      16.31%     17.38%
10.00%                     12.62%      15.09%      15.81%      17.17%     18.30%
10.50%                     13.25%      15.85%      16.60%      18.03%     19.21%
11.00%                     13.88%      16.60%      17.39%      18.88%     20.13%

NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON
COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

----------------------------------------------------------------------------
TAX EQUIVALENT   GEORGIA        NORTH         SOUTH          VIRGINIA
YIELD            MUNICIPAL      CAROLINA      CAROLINA       MUNICIPAL
for the 30-day   BOND FUND      MUNICIPAL     MUNICIPAL      BOND FUND
period ended                    BOND FUND     BOND FUND

November 30,
2000

----------------------------------------------------------------------------
----------------------------------------------------------------------------
CLASS A SHARES   7.41%          7.60%         7.77%          7.49%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
CLASS Y SHARES   8.22%          8.43%         8.61%          8.31%
----------------------------------------------------------------------------

PERFORMANCE INFORMATION FOR PREDECESSOR MUTUAL FUNDS

The Growth & Income Fund, Intermediate Fixed Income Fund and Virginia
Municipal Bond Fund (Successor Funds) are the successors to portfolios of the
MarketWatch Funds, which were previously managed by the investment adviser. On
March 27, 1998, the assets and liabilities of the respective MarketWatch Funds were transferred to the Successor Funds in exchange for each Fund's shares, respectively. The investment adviser has represented that each Successor Fund's investment objective, policies and limitations are in all material respects equivalent to those of the respective MarketWatch Fund.

Quoted performance data for the Successor Funds includes past performance of the
MarketWatch Funds and is not necessarily indicative of the Successor Funds'
future performance. The MarketWatch Funds did not offer separate classes of shares and were subject to different expenses, and therefore, performance may vary.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 information about the mutual fund industry from sources such as the
  Investment Company Institute. A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (THE "S&P
INDEX"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures.

S&P 500/BARRA GROWTH INDEX is a capitalization-weighted index of stocks in the S&P 500 Index having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P 500/BARRA VALUE INDEX is a capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P SMALL CAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index with each stock's weight in the index proportionate to its market value.

S&P SMALL CAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P's Small Cap 600 Index having the highest price to book ratios. The index consists of approximately half of the S&P
600 on a market capitalization basis.

S&P SMALL CAP 600/BARRA VALUE INDEX is a market capitalization-weighted index of the stocks in the S&P's Small Cap 600 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 600 on a market capitalization basis.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX measures the performance of the 1,000 largest of the
3000 largest U.S.-domiciled companies (based on total market capitalization)
with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately
2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

EUROPE, AUSTRALIA, AND FAR EAST ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of
European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by
Capital International, S.A., Geneva, Switzerland.

STANDARD & POOR'S/INTERNATIONAL FINANCE CORPORATION ("IFC") EMERGING MARKET
INDICES are market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World
Bank) in Europe, Asia, Latin America and the Middle East/Africa. The IFC
calculates both a "Global" and an "Investable" version of its index. The
"Global" version includes companies and countries with regard to their access to foreign investors. The "Investable" Index adjusts company and market weights to reflect their accessibility to foreign investors. The IFC Global Index currently covers approximately 1,200 securities in 25 markets; the IFC Investable Index currently covers approximately 900 securities in 24 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes). The IFC is a subsidiary of the World Bank, and has been collecting data on emerging markets since 1975.

MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") EMERGING MARKETS INDICES are
market capitalization-weighted foreign securities indices, which are used to measure the performance of emerging markets (as defined by the World Bank) in
Europe, Asia, Latin America and the Middle East/Africa. MSCI calculates a
"Global" and a "Free" version of its index. The "Global" version includes companies and countries without regard to their access to foreign investors. The
"Free" Index adjusts company and market weights to reflect their accessibility to foreign investors. The MSCI Global Index currently covers approximately 630 securities in 20 markets; the MSCI Free Index currently covers approximately 560 securities in 19 markets. Both indices are presently calculated in local currency and in US dollars, without dividends and with gross dividends reinvested (e.g., before withholding taxes).

MERRILL LYNCH COMPOSITE 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years.
The index is produced by Merrill Lynch, Pierce, Fenner & Smith.

MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.

SALOMON BROTHERS 3-5 YEAR GOVERNMENT INDEX quotes total returns for U.S.
Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.

MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

MERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index,
Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National
Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers
Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage
Corporation; Fannie Mae; Government National Mortgage Association and Student
Loan Marketing Association; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum
Moody's rating of Baa.

MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch
Corporate and Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better).

S&P 500/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) AND THE
S&P 500/LEHMAN BROTHERS GOVERNMENT (WEIGHTED INDEX) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon a Fund's current asset allocation. SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

SEI BALANCED UNIVERSE is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities.
Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds.

LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately
5,000 issues which include: non-convertible bonds publicly issued by the U.S.
government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman
Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

MERRILL LYNCH CORPORATE MASTER is an unmanaged index comprised of approximately
4,356 corporate debt obligations rated BBB or better. These quality parameters are based in composites of ratings assigned by S&P and Moody's. Only bonds with a minimum maturity of one year are included.

LEHMAN BROTHERS STATE GENERAL OBLIGATIONS INDex is an index comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979.

LEHMAN BROTHERS AGGREGATE MUNICIPAL BOND INDEX are broad market performance benchmarks for the tax-exempt bond market. As of December 1995, approximately
29,300 bonds were included in the Municipal Bond Index with a market value of
$443 billion. To be included in the Lehman Brothers Aggregate Municipal Bond
Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the inception of the index, December 31, 1979. Lehman Brothers Three-Year State
General Obligations Bonds is an index comprised of the same issues noted above except that the maturities range between two and four years. Index figures are total returns calculated for the same periods as listed above.

MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended November 30,
2000 are incorporated herein by reference to the Annual Report to Shareholders of the Funds dated November 30, 2000.

INVESTMENT RATINGS

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.

C -- The rating "C" is reserved for income bonds on which no interest is being paid.

D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATING

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated "Baa" are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "Aa" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3--Issues carrying this designation have adequate capacity for timely payment.
They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATING DEFINITIONS

Prime-1--Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "Prime-1"
repayment capacity will normally be evidenced by many of the following characteristics:

 Leading market positions in well-established industries;
 High rates of return on funds employed;
 Conservative capitalization structure with moderate reliance on debt and ample asset protection;  Broad margins in earnings coverage of fixed financial charges and high internal cash generation; or  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S MUNICIPAL BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions.

C--The rating "C" is reversed for income bonds on which no interest is being paid.

D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

STANDARD & POOR'S MUNICIPAL NOTE RATINGS

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

MOODY'S INVESTORS SERVICE MUNICIPAL BOND RATINGS

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa"
securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated "Baa" are considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MOODY'S INVESTORS SERVICE SHORT-TERM DEBT RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 Leading market positions in well established industries;
 High rates of return on funds employed;
 Conservative capitalization structure with moderate reliance on debt and ample asset protection;  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3--Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime--Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S INVESTORS SERVICE SHORT TERM LOAN RATINGS

MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

ADDRESSES

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, CLASS Y SHARES    101 Greystone
Boulevard

                                                  SC-9215
                                                  Columbia, SC 29226

Distributor

FEDERATED SECURITIES CORP.                        Federated Investors Tower
                                                  1001 Liberty Avenue,
                                                  Pittsburgh, PA 15222-3779

Investment Adviser

WACHOVIA ASSET MANAGEMENT                         100 North Main Street
                                                  Winston-Salem, NC 27101

Custodian

WACHOVIA BANK, N.A.                               301 North Church Street
                                                  Winston-Salem, NC 27150

Transfer Agent and Dividend Disbursing Agent

FEDERATED SHAREHOLDER SERVICES COMPANY            Federated Investors Tower
                                                  1001 Liberty Avenue
                                                  Pittsburgh, PA 15222-3779
Counsel to The Wachovia Funds and The
Wachovia Municipal Funds

KIRKPATRICK & LOCKHART LLP                    1800 Massachusetts Avenue, N.W.
                                                  Washington, D.C. 20036-1800

Counsel to the Independent Trustees

BELL BOYD & LLOYD                             Three First National Plaza
                                                  70 West Madison Street
                                                  Suite 3300
                                                  Chicago, IL 60802-4207

Independent Auditors

ERNST & YOUNG LLP                             200 Clarendon Street
                                                  Boston, MA 02116

THE WACHOVIA FUNDS & THE WACHOVIA MUNICIPAL FUNDS COMBINED CLASS A, CLASS B AND
CLASS C SHARES PROSPECTUS

RISK/RETURN BAR CHART FOR WACHOVIA EQUITY FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Equity Fund as of the
calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2000. The percentages noted are: 2.03%, 31.50%,
18.80%, 25.08%, 22.85%, 26.05% and (5.02%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA QUANTITATIVE EQUITY FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Quantitative Equity
Fund as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 2000. The percentages noted are: 38.56%, 21.48%,
34.24%, 24.24%, 15.56% and (2.55%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA GROWTH & INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Growth & Income
Fund as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2000. The percentages noted are: (1.09%), 34.61%,
23.78%, 32.63%, 24.32%, 23.04% and (10.60%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA EQUITY INDEX FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Equity Index Fund as
of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2000. The percentages noted are: 0.85%, 36.76%,
22.41%, 32.32%, 27.82%, 19.90% and (9.53%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA SPECIAL VALUES FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Special Values Fund
as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2000. The percentages noted are: (3.32%), 30.26%,
36.98%, 29.08%, (1.51%), 6.39% and 15.14%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA EMERGING MARKETS FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Emerging Markets Fund
as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 80%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 2000. The percentages noted are: 7.93%, 10.32%,
(4.01%), (24.79%), 65.47% and (25.58%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA PERSONAL EQUITY FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Class A Shares of the Wachovia Personal Equity Fund
as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "-20%" and increasing in increments of 10% up to 20%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar year 2000. The percentage noted is: (11.61%).

RISK/RETURN BAR CHART FOR WACHOVIA BALANCED FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Balanced Fund as of
the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 30%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2000. The percentages noted are: (0.51%), 27.72%,
13.64%, 19.13%, 17.35%, 14.60% and 1.60%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA FIXED INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Fixed Income Fund as
of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2000. The percentages noted are: (3.84%), 17.94%,
2.85%, 8.17%, 8.34%, (1.68%) and 10.81%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA INTERMEDIATE FIXED INCOME FUND The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Intermediate Fixed Income
Fund as of the calendar year-end for each of seven years. The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1994 through
2000. The percentages noted are: (3.36%), 15.15%, 2.01%, 8.66%, 8.75%, (1.85%)
and 9.46%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA SHORT-TERM FIXED INCOME FUND The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Short-Term Fixed Income Fund
as of the calendar year-end for each of seven years. The `y' axis reflects the
"% Total Return" beginning with "0%" and increasing in increments of 2% up to
10%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1994 through
2000. The percentages noted are: 1.17%, 9.34%, 4.58%, 5.59%, 6.76%, 2.00% and
8.35%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA GEORGIA MUNICIPAL BOND FUND The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Georgia Municipal Bond Fund
as of the calendar year-end for each of six years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 2000. The percentages noted are: 14.66%, 3.46%,
7.36%, 5.09%, (3.69%) and 10.45%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND The
graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia North Carolina
Municipal Bond Fund as of the calendar year-end for each of six years. The `y'
axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features six distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1995 through
2000. The percentages noted are: 15.22%, 3.37%, 7.73%, 5.41%, (3.40%) and
10.41%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND The
graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia South Carolina
Municipal Bond Fund as of the calendar year-end for each of nine years. The `y'
axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1992 through
2000. The percentages noted are: 8.73%, 12.01%, (3.72%), 15.33%, 3.94%, 8.14%,
5.44%, (3.40%) and 11.15%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA VIRGINIA MUNICIPAL BOND FUND The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of the Wachovia Virginia Municipal Bond Fund
as of the calendar year-end for each of seven years. The `y' axis reflects the
"% Total Return" beginning with "-10%" and increasing in increments of 5% up to
15%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1994 through
2000. The percentages noted are: (5.95%), 13.80%, 1.67%, 7.97%, 5.57%, (2.89%)
and 11.01%, respectively.

THE WACHOVIA FUNDS & THE WACHOVIA MUNICIPAL FUNDS COMBINED CLASS Y SHARES
PROSPECTUS

RISK/RETURN BAR CHART FOR WACHOVIA EQUITY FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Equity Fund as of the
calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 30%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2000. The percentages noted are: 25.37%, 23.15%,
26.36% and (4.72%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA QUANTITATIVE EQUITY FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Quantitative Equity
Fund as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2000. The percentages noted are: 34.55%, 24.59%,
15.93% and (2.30%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA GROWTH & INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Growth & Income
Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "-15%" and increasing in increments of 15% up to 30%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1999 through 2000. The percentages noted are: 23.47% and
(10.44%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA EQUITY INDEX FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Equity Index Fund as
of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-15%" and increasing in increments of 15% up to 45%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2000. The percentages noted are: 32.70%, 28.15%,
20.22% and (9.33%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA SPECIAL VALUES FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Special Values Fund
as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 30%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2000. The percentages noted are: 29.25%, (1.26%),
6.66% and 15.42%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA EMERGING MARKETS FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Emerging Markets Fund
as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 40% up to 80%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2000. The percentages noted are: (3.89%), (24.62%),
66.00% and (25.32%), respectively.

RISK/RETURN BAR CHART FOR WACHOVIA PERSONAL EQUITY FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Class Y Shares of the Wachovia Personal Equity Fund
as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "-12%" and increasing in increments of 3% up to 0%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar year 2000. The percentage noted is: (11.33%).

RISK/RETURN BAR CHART FOR WACHOVIA BALANCED FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Balanced Fund as of
the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 5% up to 20%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2000. The percentages noted are: 19.49%, 17.60%,
15.05% and 1.86%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA FIXED INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Fixed Income Fund as
of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 15%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 2000. The percentages noted are: 8.43%, 8.61%,
(1.44%) and 11.09%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA INTERMEDIATE FIXED INCOME FUND The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Intermediate Fixed Income
Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "-4%" and increasing in increments of 4% up to 12%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1999 through 2000. The percentages noted are: (1.49%) and 9.63%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA SHORT-TERM FIXED INCOME FUND The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Short-Term Fixed Income Fund
as of the calendar year-end for each of four years. The `y' axis reflects the "%
Total Return" beginning with "0%" and increasing in increments of 2% up to 10%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1997 through
2000. The percentages noted are: 5.85%, 7.12%, 2.16% and 8.63%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA GEORGIA MUNICIPAL BOND FUND The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Georgia Municipal Bond Fund
as of the calendar year-end for each of four years. The `y' axis reflects the "%
Total Return" beginning with "-4%" and increasing in increments of 4% up to 12%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1997 through
2000. The percentages noted are: 7.61%, 5.35%, (3.45%) and 10.72%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND The
graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia North Carolina
Municipal Bond Fund as of the calendar year-end for each of four years. The `y'
axis reflects the "% Total Return" beginning with "-4%" and increasing in increments of 4% up to 12%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1997 through
2000. The percentages noted are: 7.97%, 5.67%, (3.16%) and 10.68%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND The
graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia South Carolina
Municipal Bond Fund as of the calendar year-end for each of four years. The `y'
axis reflects the "% Total Return" beginning with "-4%" and increasing in increments of 4% up to 12%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated
directly at the top of each respective bar, for the calendar years 1997 through
2000. The percentages noted are: 8.39%, 5.70%, (3.16%) and 11.42%, respectively.

RISK/RETURN BAR CHART FOR WACHOVIA VIRGINIA MUNICIPAL BOND FUND The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class Y Shares of the Wachovia Virginia Municipal Bond Fund
as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "-4%" and increasing in increments of 4% up to 12%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base.
The calculated total return percentage for the Class Y Shares of the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1999 through 2000. The percentages noted are: (2.64%) and 11.28%, respectively.

Item 23.    Exhibits:
            (a)   (i)   Conformed copy of Declaration of Trust of the Registrant; (1)
                  (ii)  Conformed copy of Amendment No. 1 to the Declaration of Trust of the Registrant; (8)
                  (iii) Conformed copy of Amendment No. 2 to the Declaration of Trust of the Registrant; (8)
                  (iv)  Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant; (8)
                  (v)   Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (8)
                  (vi)  Conformed Copy of Amendment No. 6 to the Declaration of Trust of
                        the Registrant; (9)
                  (vii) Conformed Copy of Amendment No. 7 to the Declaration of Trust of
                        the Registrant; +
                  (viii)Conformed Copy of Amendment No. 8 to the Declaration of Trust of
                        the Registrant; +
                  (ix)  Conformed Copy of Amendment No. 9 to the Declaration of Trust of
                        the Registrant; +
                  (x)   Conformed Copy of Amendment No. 10 to the Declaration of Trust of
                        the Registrant; +
                  (xi)  Conformed Copy of Amendment No. 11 to the Declaration of Trust of
                        the Registrant; +
                  (xii) Conformed Copy of Amendment No. 12 to the Declaration of Trust of
                        the Registrant; +
            (b)   (i)   Copy of By-Laws of the Registrant; (1)
                  (ii)  Copy of Amendment No. 1 to the By-Laws of the Registrant; (14)
            (c)   (i)   Copy of Specimen Certificate for Shares of Beneficial Interest of
                        the Registrant; (2)
                  (ii)  Wachovia Georgia Municipal Bond Fund; (12)
                  (iii) Wachovia North Carolina Municipal Bond Fund; (12)
                  (iv)  Wachovia South Carolina Municipal Bond; (12)

                        ......
+     All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 29, 1990. (File Nos. 33-37525 and 811-6201)
2.    Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed November 30, 1990. (File Nos. 33-37525 and 811-6201)
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      5 on Form N-1A filed October 6, 1994. (File Nos.  33-37525 and 811-6201)
9.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 7 on Form N-1A filed January 27, 1995. (File Nos. 33-37525 and 811-6201)
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No.14 on Form N-1A filed December 22, 1997. (File Nos. 33-37525 and 811-6201)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      16 on Form N-1A filed March 12, 1998. (File Nos. 33-37525 and 811-6201).

            (d)   (i)   Conformed Copy of Investment Advisory Contract of the Registrant
                        and Exhibit A thereto (to file the executed version of the
                        Investment Advisory Contract between the Trust and Wachovia Bank of South Carolina, N.A. on behalf of South Carolina Municipal Bond
                        Fund); (8)
(ii)  Conformed copy of Investment Advisory Contract of the Registrant between the
                        Trust and Wachovia Bank of Georgia, N.A. on behalf of Wachovia
                        Georgia Municipal Bond Fund; (9)
                  (iii) Conformed copy of Investment Advisory Contract of the Registrant between the Trust and Wachovia Bank of North Carolina, N.A. on
                        behalf of Wachovia North Carolina Municipal Bond Fund; (9)
(iv)  Conformed copy Exhibit A to Investment Advisory Contract; (13)
(v)   Conformed copy of Investment Advisory agreement between The Wachovia Municipal
                        Funds and the Adviser; (15)
(vi)  Conformed Copy of Form of Amendment #1 to Letter Agreement of the Registrant;
                        (16)
            (e)   (i)   Conformed Copy of Distributor's Contract of the
                        Registrant; (8)
                  (ii)  Conformed Copy of Exhibit A to the Distributor's Contract of the
                        Registrant; (8)
                  (iii) Conformed Copy of Exhibit B to the Distributor's Contract of the
                        Registrant; (9)
                  (iv)  Conformed Copy of Exhibit C to the Distributor's Contract of the
                        Registrant; +
                  (v)   Conformed Copy of Exhibit D to the Distributor's Contract of the
                        Registrant; +
                  (vi) Conformed copy of Exhibit E to the Distributors Contract;
                  (13) (vii) Conformed copy of Exhibit F to the Distributors
                  Contract; (13)

            (f)   Not applicable;

      ..............................
+     All exhibits have been filed electronically.

8.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 5 on Form N-1A filed October 6, 1994. (File Nos. 33-37525 and 811-6201)
9.    Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      7 on Form N-1A filed January 27, 1995. (File Nos. 33-37525 and 811-6201)
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment
   No.15 on Form N-1A filed February 4, 1998. (File Nos. 33-37525 and 811-6201).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 18 on Form N-1A filed February 23, 1999. (File Nos. 33-37525 and 811-6201).
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed January 31, 2000. (File Nos. 33-37525 and 811-6201).

            (g)   (i)   Conformed copy of new Custodian Agreement of the
                        Registrant; (8)
(ii)              Conformed copy of Exhibit A to the Custodian Agreement of the
                  Registrant; (8) (iii) Conformed copy of Exhibit B to the
                  Custodian Agreement of the

                        Registrant; (8)
                  (iv)  Conformed copy of Exhibit C to the Custodian Agreement of the
                        Registrant; (8)
(v)   Amendment to Exhibit A to Custody Agreement; (13)
            (h)   (i) Conformed copy of Transfer Agency and Service Agreement of the Registrant; (5) (ii) Conformed copy of new Portfolio
                  Accounting and Shareholder

                        Recordkeeping Agreement of Registrant and Schedule F
                  thereto; (8) (iii) Copy of Schedule G to new Portfolio
                  Accounting and Recordkeeping

                        Agreement; (8)
                  (iv)  Conformed Copy of Administrative Services Agreement; (8)
                  (v)   Conformed copy of Amendment No. 1 to the Administrative Services
                        Agreement; (11)
                  (vi)  Conformed copy of Portfolio Accounting and Shareholder
                        Recordkeeping Agreement Amendment No. 1 to Schedule B; (12)
                  (vii) Conformed copy of Amendment to Shareholder Services;
                  (13) (viii)Conformed copy of Shareholder Services Plan; (12)
                  (ix) Conformed copy of Amendment to Exhibit A of the
                  Shareholder

                        Services Agreement; (14)
                  (x)   Conformed copy of Amendment to Exhibit A to the Shareholder
                        Services Agreement; (16)

                              ............
5.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed November 23, 1992. (File Nos. 33-37525 and 811-6201)
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 5 on Form N-1A filed October 6, 1994. (File Nos.  33-37525 and 811-6201)
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No.11 on Form N-1A filed June 21, 1996. (File Nos. 33-37525 and 811-6201)
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No.14 on Form N-1A filed December 22, 1997. (File Nos. 33-37525 and 811-6201)
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No.15 on Form N-1A filed February 4, 1998. (File Nos. 33-37525 and 811-6201)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
   No. 16 on Form N-1A filed March 12, 1998. (File Nos. 33-37525 and 811-6201).
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed January 31, 2000. (File Nos. 33-37525 and 811-6201).

                  (xi)  Conformed copy of Agreement for Fund Accounting Services,
                        Administrative Service and Transfer Agency Services; (16)
            (i)   Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
            (j)   (i)   Conformed Copy of Consent of Independent Auditors; +
                  (ii)  Conformed copy of Opinion and Consent of Special Tax
                        Counsel for South Carolina Municipal Bond Fund; (4)
            (k)   Not Applicable;
            (l)   Conformed copy of Initial Capital Understanding; (2)
            (m)   Not Applicable;
            (n)   Conformed copy of The Wachovia Municipal Funds Multiple     Class Plan;
             (12)

                  (i)   Amendment to Exhibit A to Multiple Class Plan; (16)
(o)   Conformed Copy of Power of Attorney of the Registrant; +
            (p)   (i)   Copy of Code of Ethics of the Registrant and Wachovia Asset
                        Management; +
                  (ii)  The Registrant hereby incorporates the conformed copy of the
                        Code of Ethics for Access Persons from Item 23(p) of the
                        Federated Managed Allocation Portfolios  Registration
                        Statement on Form N-1A filed with the Commission on January
                        25, 2001. (File Nos. 33-51247 and 811-7129).

                                    ......
+     All exhibits have been filed electronically.

2.    Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed November 30, 1990. (File Nos. 33-37525 and 811-6201)
4.    Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed November 27, 1991. (File Nos. 33-37525 and 811-6201)
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No.14 on Form N-1A filed December 22, 1997. (File Nos. 33-37525 and 811-6201)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed January 31, 2000. (File Nos. 33-37525 and 811-6201).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
            -------------------------------------------------------------

            None

Item 25.    INDEMNIFICATION: (1)
            ----------------

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
            ----------------------------------------------------

            (a)  For a description of the other  business of the  investment  adviser, see the  section  entitled  "Who  Manages  the Funds?" in Part A. The
                 Officers of the investment adviser are: Chief Executive  Officer,  L.
                 M. Baker,  Jr.;  President  and Chief  Operating  Officer,  G. Joseph
                 Prendergast;  Vice  Chairman,  Robert S. McCoy,  Jr.; Vice  Chairman,
                 Walter E.  Leonard,  Jr.;  State Chief  Executive  Officer,  Lewis N.
                 Miller,  Jr.  (Virginia);  State  Chief  Executive  Officer,  Will B.
                 Spence  (North  Carolina/South   Carolina);   State  Chief  Executive
                 Officer, D. Gary Thompson  (Florida/Georgia);  State President, James
                 C. Cherry (Virginia  Banking);  State President,  J. Kenneth Coppedge
                 (Florida   Banking);   State   President,   Isaiah  Tidwell  (Georgia
                 Banking);  Senior  Executive Vice  President,  Jean E. Davis;  Senior
                 Executive  Vice  President,  Mickey W.  Dry;  Senior  Executive  Vice
                 President,  Stanhope  A.  Kelly;  Senior  Executive  Vice  President,
                 Kenneth W.  McAllister;  Senior  Executive  Vice  President,  John C.
                 McLean, Jr.; and Senior Executive Vice President,  Donald K. Truslow.
                 The  business  address  of each  of the  Officers  of the  investment
                 adviser   is   Wachovia   Bank,   N.A.,   100  North   Main   Street,
                 Winston-Salem, N.C.  27101.

The Directors of the investment adviser are:  L.M. Baker, Jr.; James S. Balloun; Peter C.
                 Browning; John T. Casteen, III; John L. Clendenin; Thomas K. Hearn, Jr.;
                 George W. Henderson, III; W. Hayne Hipp; Robert A. Ingram; George R.
                 Lewis; Elizabeth Valk Long; John G. Medlin, Jr.; Lloyd U. Noland, III;
                 Morris W. Offit; G. Joseph Prendergast; Sherwood H. Smith, Jr.; and John
                 C. Whitaker, Jr.

1.      Response is incorporated by reference to Registrant's Initial Registration
        Statement on Form N-1A filed October 29, 1990. (File Nos. 33-37525 and 811-6201)

Item 27.    Principal Underwriters:

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund,
Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond
Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.;
FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds;
RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds;
The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Richard B. Fisher             Chairman,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy Franklin              Vice President,                      --
Federated Investors Tower     Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Scott Gundersen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ed Koontz                     Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raleigh Peters                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terence Wiles                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charles L. Davis, Jr.         Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Lynn Sherwood-Long            Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

          (c)    Not applicable.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                      The Wachovia Municipal Funds
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779
                                                (Notices should be sent to the Agent
                                                for Service at Above Address)

                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7010

Federated Shareholder Services Company          P.O. Box 8600
("Transfer Agent and Dividend                   Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                      Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

Wachovia Bank, N.A.                             301 North Main Street
("Adviser")                               Winston-Salem, NC  21750

Wachovia Bank, N.A.                             Wachovia Trust Operations
(Custodian)                                     301 North Main Street
                                                Winston-Salem, NC  21750

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, THE WACHOVIA FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of January, 2001.

                               THE WACHOVIA FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Secretary

                  Attorney in Fact for John W. McGonigle
                  January 30, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Gail C. Jones

    Gail C. Jones                 Attorney In Fact          January 30, 2001
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

John W. McGonigle*            ......President and Treasurer
                         ......(Chief Executive Officer

                              ......and Principal Financial and
                              ......Accounting Officer)

James A. Hanley*              ......Trustee

Samuel E. Hudgins*            ......Trustee

D. Dean Kaylor*               ......Trustee

Alvin J. Schexnider, Ph.D.*   ......Trustee

Charles S. Way, Jr.*          ......Trustee

* By Power of Attorney